    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 17, 2001

                                             1933 ACT REGISTRATION NO. 333-82663
                                             1940 ACT REGISTRATION NO. 811-08557
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 4 TO


                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (219) 455-2000


          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company              Jeremy Sachs, Esquire
             1300 S. Clinton Street                  The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Fort Wayne, Indiana 46802                         350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registeredpursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for Registrant,for the fiscal year ending December 31, 2000 was filed March 22, 2001.

    It is proposed that this filing will become effective:



--   immediately on filing
 X   on September 4, 2001, pursuant to Rule 485(b)
--   60 days after filing pursuant to Rule 485(a)
--   on             pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
1                              Cover Page; Highlights
2                              Cover Page
3                              *
4                              Distribution of Policies
5                              Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
6(a)                           The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
6(b)                           *
9                              Legal Proceedings
10(a)-(c)                      Short-Term Right to Cancel the Policy;
                               Surrenders; Accumulation Value; Reports to Policy
                               Owners
10(d)                          Right to Exchange for a Fixed Benefit Policy;
                               Policy Loans; Surrenders; Allocation of Net
                               Premium Payments
10(e)                          Lapse and Reinstatement
10(f)                          Voting Rights
10(g)-(h)                      Substitution of Securities
10(i)                          Premium Payments; Transfers; Death Benefit;
                               Policy Values; Settlement Options
11                             The Funds
12                             The Funds
13                             Charges; Fees
14                             Issuance
15                             Premium Payments; Transfers
16                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
17                             Surrenders
18                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
19                             Reports to Policy Owners
20                             *
21                             Policy Loans
22                             *
23                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
24                             Incontestability; Suicide; Misstatement of Age or
                               Sex
25                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
26                             Fund Participation Agreements
27                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
28                             Directors and Officers of Lincoln Life
29                             Lincoln Life (Lincoln Life, the Separate Account
                               and the General Account)
30                             *
31                             *
32                             *
33                             *
34                             *
35                             *
37                             *
38                             Distribution of Policies
39                             Distribution of Policies
40                             *
41(a)                          Distribution of Policies
42                             *
43                             *
44                             The Funds; Premium Payments
45                             *
46                             Surrenders
47                             The Variable Account; Surrenders, Transfers
                               (Lincoln Life, the Separate Account and the
                               General Account)
48                             *
49                             *
50                             The Variable Account (Lincoln Life, the Separate
                               Account and the General Account)
51                             Cover Page; Highlights; Premium Payments; Right
                               to Exchange for a Fixed Benefit Policy
52                             Substitution of Securities
53                             Tax Matters
54                             *
55                             *

* Not Applicable

                                  PROSPECTUS 1



                  Incorporated by reference to Post-Effective
                  Amendment No. 3 to Registration Statement on
                  Form S-6 (File No. 333-82663) filed on
                  April 12, 2001.

                                  PROSPECTUS 2

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE
1300 SOUTH CLINTON STREET                          PERSONAL SERVICE CENTER MVLI
P.O. BOX 1110                                      350 CHURCH STREET
FORT WAYNE, INDIANA 46802                          HARTFORD, CT 06103-1106
(800) 454-6265                                     (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------


    This Prospectus describes Lincoln VUL(DB) featuring the Elite Series of Funds, a flexible premium variable universal life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our").


    The Policy features flexible premium payments; a choice of one of three death benefit options; and a choice of underlying investment options.

    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.

    You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in one of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS
AIM V.I. Growth Fund (Series I)
AIM V.I. International Equity Fund (Series I)
AIM V.I. Value Fund (Series I)



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Small Cap Value
  Portfolio (Class A)
Growth and Income Portfolio (Class A)
Premier Growth Portfolio (Class A)
Technology Portfolio (Class A)



AMERICAN FUNDS INSURANCE SERIES
Global Small Capitalization Fund (Class 2)
Growth Fund (Class 2)
Growth-Income Fund (Class 2)
International Fund (Class 2)



DELAWARE GROUP PREMIUM FUND
Growth and Income Series (Standard Class)
High Yield Series (Standard Class)
REIT Series (Standard Class)
Small Cap Value Series (Standard Class)
Trend Series (Standard Class)
U.S. Growth Series (Standard Class)



DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST
EAFE-Registered Trademark- Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund



FIDELITY VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio (Service Class)
Equity-Income Portfolio (Service Class)
Growth Portfolio (Service Class)
Overseas Portfolio (Service Class)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Fund (Class 1)
Templeton Growth Securities Fund (Class 1)



JANUS ASPEN SERIES
Aggressive Growth Portfolio (Service Shares)
Balanced Portfolio (Service Shares)
Worldwide Growth Portfolio (Service Shares)



LINCOLN NATIONAL FUNDS (LN)
LN Aggressive Growth Fund, Inc.
LN Bond Fund, Inc.
LN Capital Appreciation Fund, Inc.
LN Global Asset Allocation Fund, Inc.
LN International Fund, Inc.
LN Money Market Fund, Inc.
LN Social Awareness Fund, Inc.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST
Capital Opportunities Series (Initial Class)
Emerging Growth Series (Initial Class)
Total Return Series (Initial Class)
Utilities Series (Initial Class)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Mid-Cap Growth Portfolio
Regency Portfolio



PUTNAM VARIABLE TRUST
Growth & Income Fund (Class IB)
Health Sciences Fund (Class IB)


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE ITS OFFER AND SALE ARE LAWFUL.

                      PROSPECTUS DATED: SEPTEMBER 4, 2001

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Death Benefit.......................       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  Charges and Fees....................       5
  Fund Expenses.......................       6
  Changes in Specified Amount.........       9
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       9
BUYING VARIABLE LIFE INSURANCE........      10
  Replacements........................      11
APPLICATION...........................      12
OWNERSHIP.............................      12
BENEFICIARY...........................      12
THE POLICY............................      13
  Policy Specifications...............      13
PREMIUM FEATURES......................      13
  Planned Premiums Additional
   Premiums...........................      13
  Limits on Right to Make Payments of
   Additional and Planned Premiums....      14
  Premium Load; Net Premium Payment...      14
RIGHT-TO-EXAMINE PERIOD...............      14
TRANSFERS AND ALLOCATION AMONG
ACCOUNTS..............................      14
  Allocation of Net Premium
   Payments...........................      14
  Transfers...........................      14
  Optional Sub-Account Allocation
   Programs...........................      15
    Dollar Cost Averaging.............      15
    Automatic Rebalancing.............      16
POLICY VALUES.........................      16
  Accumulation Value..................      16
  Separate Account Value..............      17
    Variable Accumulation Unit
     Value............................      17
    Variable Accumulation Units.......      17
  Fixed Account and Loan Account
   Value..............................      17
  Net Accumulation Value..............      17
FUNDS.................................      18
  Substitution of Securities..........      22
  Voting Rights.......................      22
  Fund Participation Agreements.......      23
CHARGES AND FEES......................      23
  Deduction from Premium Payments.....      23
  Deductions Made Monthly.............      23
    Administrative Expenses...........      24
    Cost of Insurance Charge..........      24
  Mortality and Expense Risk Charge...      24
  Surrender Charges...................      25
  Reduction of Charges -- Purchases on
   a Case Basis; Exchanges............      25
  Transaction Fee for Excess
   Transfers..........................      26
DEATH BENEFITS........................      26
  Death Benefit Options...............      26
  Changes in Death Benefit Options and
   Specified Amount...................      27
  Federal Income Tax Definition of
   Life Insurance.....................      28



CONTENTS                                  PAGE
--------                                  ----
NOTICE OF DEATH OF INSURED............      28
PAYMENT OF DEATH BENEFIT PROCEEDS.....      28
  Settlement Options..................      29
POLICY LIQUIDITY......................      29
  Policy Loans........................      29
  Partial Surrender...................      30
  Surrender of the Policy.............      31
  Surrender Value.....................      31
  Deferral of Payment and Transfers...      31
ASSIGNMENT; CHANGE OF OWNERSHIP.......      31
LAPSE AND REINSTATEMENT...............      32
  Lapse of a Policy...................      32
  No Lapse Provision..................      32
  Reinstatement of a Lapsed Policy....      32
COMMUNICATIONS WITH LINCOLN LIFE......      33
  Proper Written Form.................      33
  Telephone Transaction Privileges....      33
OTHER POLICY PROVISIONS...............      33
  Issuance............................      33
  Date of Coverage....................      33
  Incontestability....................      34
  Misstatement of Age or Gender.......      34
  Suicide.............................      34
  Nonparticipating Policies...........      34
  Riders..............................      34
TAX ISSUES............................      35
  Taxation of Life Insurance Contracts
   in General.........................      35
  Policies Which Are MECs.............      37
  Policies Which Are Not MECs.........      37
  Other Considerations................      38
  Tax Status of Lincoln Life..........      39
FAIR VALUE OF THE POLICY..............      39
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................      39
DISTRIBUTION OF POLICIES..............      40
CHANGES OF INVESTMENT POLICY..........      42
STATE REGULATION......................      42
REPORTS TO OWNERS.....................      42
ADVERTISING...........................      42
LEGAL PROCEEDINGS.....................      43
EXPERTS...............................      43
REGISTRATION STATEMENT................      43
APPENDIX 1: MONTHLY CHARGE............      44
APPENDIX 2: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      45
APPENDIX 3: ILLUSTRATION OF SURRENDER
 CHARGES..............................      46
APPENDIX 4: CORRIDOR PERCENTAGES......      48
APPENDIX 5: ILLUSTRATION OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      49
FINANCIAL STATEMENTS
  SEPARATE ACCOUNT 12/31/00...........     M-1
  LINCOLN LIFE 12/31/00...............     S-1
  SEPARATE ACCOUNT -- Unaudited
   6/30/01............................     I-1
  LINCOLN LIFE -- Unaudited 6/30/01...     F-1

HIGHLIGHTS
                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.

                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select.

                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of Lincoln Life.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    The state in which your policy is issued will govern whether or not certain features, charges and fees will be allowed in your Policy. You should refer to your Policy contract for these state specific provisions.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have four important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the three Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.
                    4) whether to elect the No Lapse Provision.

                    DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of three Death Benefit Options:

                    1) the Specified Amount, (as explained in the Death Benefit Section), as found on the Policy's Specification Page; or
                    2) the sum of the Specified Amount and the Net Accumulation
                       Value (as explained in the Policy Values Section); or
                    3) the sum of Specified Amount and the Accumulated Premiums
                       (all premiums paid minus the Cumulative Policy Factor (as defined in the Death Benefit Options Section), if that Factor is elected).


                    See page 26

                    If you choose Death Benefit Option 1 or 2, you may also choose a ten-year "No Lapse Provision". This means that the Policy will not lapse during its first ten years regardless of the gains or losses of the Funds you select as long as you pay the specified No Lapse Premium. Therefore, the Initial Death Benefit under your Policy will be guaranteed for ten years even though your Net Accumulation Value is insufficient to pay your current Monthly Deductions. Loans or Partial Surrenders may jeopardize the No Lapse Provision. See page 32. Availability of the No Lapse Provision may vary in some states.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Death Benefit will be reduced by the Loan Account balance, by any loan interest accrued, but not yet charged, and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 14.



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 24) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. The Policy will not lapse if, on each Monthly Anniversary while the No Lapse Provision is in effect, the Owner has met the No Lapse Premium Requirement. See page 32.



                    When you first receive your Policy you will have 10 days to look it over, unless state law requires a greater time. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. During this period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 14.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the funds you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.


                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 18.

                    You may also use our Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of our General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at our discretion. For additional information on the Fixed Account. See page 10.


                    CHARGES AND FEES (Fees Charged by the Company)

                    Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                    DEDUCTION FROM PREMIUM PAYMENTS. We deduct a premium charge of 5% from each Premium Payment.

                    MONTHLY DEDUCTION. There is a Monthly Deduction which includes administrative expenses, a cost of insurance charge and charges for riders that are placed on your policy.

                        ADMINISTRATIVE EXPENSES. We deduct a flat dollar Monthly Deduction of $10 for administrative expenses.


                        In addition, for the first two Policy Years, we deduct a monthly charge per $1,000 of Specified Amount. This monthly charge will vary with the insured's age as described on page 24 and as shown in Appendix 1. This monthly charge also applies, for 24 months, to any increase in Specified Amount.


                        The maximum for this additional monthly charge would be $0.4242 per $1,000 of Specified Amount. This would apply only if the insured's age as of the birth date nearest the Policy's issue date (or increase in specified amount) is 81 or older.

                        COST OF INSURANCE CHARGE. A monthly deduction is made for the Cost of Insurance charge. This charge varies by policy duration and insured's age, gender and premium class. The maximum monthly deductions are listed in Appendix 2.

                    Mortality and Expense Risk Charge. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.90% for Policy Years 1-19 and 0.20% for Policy Years 20 and beyond.

                    Transfer Charge. Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    SURRENDER CHARGES. FULL SURRENDER. If you totally surrender your Policy within the first 15 Policy Years, the Surrender Charge is the amount retained by us. Calculation of the Surrender Charge is described in Appendix 3. This charge is based on age, gender and policy duration. The maximum Surrender Charge will never exceed $46.82 per $1,000 of Specified Amount. PARTIAL SURRENDER. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. See page 30.



                    Loans. You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged on the Loan Account Value at an annual interest rate of 8%. As a benefit to you Lincoln Life will credit interest of 7% per year on the Loan Account Value. See page 29.

                    REDUCTION OF CHARGES. Charges and fees may be reduced in some circumstances. See page 25.


                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            AIM V.I. Growth Fund
                              (Series I)...............     0.61%         N/A       0.22%       0.83%         N/A         0.83%
                            AIM V.I. International
                              Equity Fund
                              (Series I)...............     0.73%         N/A       0.29%       1.02%         N/A         1.02%
                            AIM V.I. Value Fund
                              (Series I)...............     0.61%         N/A       0.23%       0.84%         N/A         0.84%
                            Alliance VPS Growth and
                              Income Portfolio
                              (Class A)................     0.63%         N/A       0.06%       0.69%         N/A         0.69%
                            Alliance VPS Premier Growth
                              Portfolio (Class A)......     1.00%         N/A       0.04%       1.04%         N/A         1.04%
                            Alliance VPS
                              AllianceBernstein Small
                              Cap Value Portfolio
                              (Class A)................     0.91%         N/A       0.04%       0.95%         N/A         0.95%
                            Alliance VPS Technology
                              Portfolio
                              (Class A) (2)............     1.00%         N/A       0.06%       1.06%       (0.04%)       1.02%
                            AFIS Global Small
                              Capitalization Fund
                              (Class 2)................     0.80%        0.25%      0.06%       1.11%         N/A         1.11%
                            AFIS Growth Fund
                              (Class 2)................     0.36%        0.25%      0.02%       0.63%         N/A         0.63%
                            AFIS Growth -- Income Fund
                              (Class 2)................     0.34%        0.25%      0.01%       0.60%         N/A         0.60%
                            AFIS International Fund
                              (Class 2)................     0.54%        0.25%      0.05%       0.84%         N/A         0.84%
                            Delaware GPF Growth and
                              Income Series
                              (Standard Class) (3)(a).....    0.60%       N/A       0.08%       0.68%         N/A         0.68%
                            Delaware GPF High Yield
                              Series
                              (Standard Class) (3)(b).....    0.65%       N/A       0.12%       0.77%         N/A         0.77%
                            Delaware GPF REIT Series
                             Standard Class (3)(c).....     0.75%         N/A       0.28%       1.03%       (0.18%)        .85%
                            Delaware GPF Small Cap
                              Value Series
                              (Standard Class) (3)(d).....    0.75%       N/A       0.14%       0.89%       (0.04%)       0.85%
                            Delaware GPF Trend Series
                              (Standard Class) (3)(e).....    0.73%       N/A       0.11%       0.84%       (0.01%)       0.83%
                            Delaware GPF U.S. Growth
                              Series
                              (Standard Class) (3)(f).....    0.65%       N/A       0.09%       0.74%         N/A         0.74%
                            Deutsche VIT
                             EAFE-Registered Trademark-
                              Equity Index Fund (4)....     0.45%         N/A       0.47%       0.92%       (0.27%)       0.65%
                            Deutsche VIT Equity 500
                              Index Fund (4)...........     0.20%         N/A       0.14%       0.34%       (0.04%)       0.30%
                            Deutsche VIT Small Cap
                              Index Fund (4)...........     0.35%         N/A       0.34%       0.69%       (0.24%)       0.45%
                            Fidelity VIP Contrafund
                              Portfolio
                              (Service Class) (5)......     0.57%        0.10%      0.09%       0.76%         N/A         0.76%
                            Fidelity VIP Equity-Income
                              Portfolio
                              (Service Class) (5)......     0.48%        0.10%      0.08%       0.66%         N/A         0.66%
                            Fidelity VIP Growth
                              Portfolio
                              (Service Class) (5)......     0.57%        0.10%      0.09%       0.76%         N/A         0.76%
                            Fidelity VIP Overseas
                              Portfolio
                              (Service Class) (5)......     0.72%        0.10%      0.17%       0.99%         N/A         0.99%
                            FTVIP Franklin Small Cap
                              Fund
                              (Class 1) (6b,c).........     0.53%         N/A       0.28%       0.81%       (0.04%)       0.77%
                            FTVIP Templeton Growth
                              Securities Fund
                              (Class 1) (6a)...........     0.81%         N/A       0.07%       0.88%         N/A         0.88%

                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            Janus Aspen Series
                              Aggressive Growth
                              Portfolio
                              (Service Shares) (7).....     0.65%        0.25%      0.02%       0.92%         N/A         0.92%
                            Janus Aspen Series Balanced
                              Portfolio
                              (Service Shares).........     0.65%        0.25%      0.02%       0.92%         N/A         0.92%
                            Janus Aspen Series
                              Worldwide Growth
                              Portfolio
                              (Service Shares) (7).....     0.65%        0.25%      0.05%       0.95%         N/A         0.95%
                            LN Aggressive Growth
                              Fund, Inc................     0.70%         N/A       0.08%       0.78%         N/A         0.78%
                            LN Bond Fund, Inc..........     0.45%         N/A       0.09%       0.54%         N/A         0.54%
                            LN Capital Appreciation
                              Fund, Inc................     0.71%         N/A       0.05%       0.76%         N/A         0.76%
                            LN Global Asset Allocation
                              Fund, Inc................     0.72%         N/A       0.22%       0.94%         N/A         0.94%
                            LN International
                              Fund, Inc................     0.80%         N/A       0.16%       0.96%         N/A         0.96%
                            LN Money Market
                              Fund, Inc................     0.48%         N/A       0.10%       0.58%         N/A         0.58%
                            LN Social Awareness
                              Fund, Inc................     0.33%         N/A       0.05%       0.38%         N/A         0.38%
                            MFS-Registered Trademark-
                              VIT Capital Opportunities
                              Series
                            (Initial Class) (8a,b).....     0.75%         N/A       0.16%       0.91%         N/A         0.91%
                            MFS-Registered Trademark-
                              VIT Emerging Growth
                              Series
                              (Initial Class) (8a).....     0.75%         N/A       0.10%       0.85%         N/A         0.85%
                            MFS-Registered Trademark-
                              VIT Total Return Series
                              (Initial Class) (8a).....     0.75%         N/A       0.15%       0.90%         N/A         0.90%
                            MFS-Registered Trademark-
                              VIT Utilities Series
                              (Initial Class) (8a).....     0.75%         N/A       0.16%       0.91%         N/A         0.91%
                            Neuberger Berman AMT
                              Mid-Cap Growth
                              Portfolio................     0.84%         N/A       0.14%       0.98%         N/A         0.98%
                            Neuberger Berman AMT
                              Regency
                              Portfolio (9a,b).........     0.85%         N/A       0.25%       1.10%         N/A         1.10%
                            Putnam VT Growth & Income
                              Fund (Class IB)..........     0.46%        0.25%      0.04%       0.75%         N/A         0.75%
                            Putnam VT Health Sciences
                              Fund (Class IB)..........     0.70%        0.25%      0.09%       1.04%         N/A         1.04%


                     ---------------------------------------------------


                           (1)Certain of the Portfolio advisers reimburse the
                              company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors.



                           (2) Absent waivers/reimbursements, the management
                               fee, other expense and total expense would have been 1.00%, 0.06% and 1.06% respectively.



                           (3) (a) The investment advisor for the Growth and
                                   Income Series is Delaware Management Company
                                   ("DMC"). Effective May 1, 2001 through
                                   October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. DMC has voluntarily elected to cap its management fee for this Series at 0.60% indefinitely.



                           (3) (b) The investment advisor for the High Yield
                                   Series is Delaware Management Company
                                   ("DMC"). Effective May 1, 2001 through
                                   October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%.



                              (c) The investment advisor for the REIT Series is
                                  Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 1.03%.



                              (d) The investment advisor for the Small Cap Value
                                  Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89%.



                              (e) The investment advisor for the Trend Series is
                                  Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%.

                              (f) The investment advisor for the US Growth
                                  Series is Delaware Management Company ("DMC"). Effective May 1, 2001 through October 31, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.75%.



                           (4) Under the Advisory Agreement with Deutsche Asset
                               Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate 0.20% of the average daily assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed .30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement with the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fees and to reimburse the fund.



                           (5) Actual annual class operating expenses were lower
                               because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



                           (6) (a) The Fund administration fee is paid
                                   indirectly through the management fee.



                              (b) Total annual Fund operating expenses differ
                                  from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



                              (c) The manager has agreed in advance to reduce
                                  its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.



                           (7) Expenses are based upon expenses for the fiscal
                               year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.



                           (8) (a) Each series has an expense offset arrangement
                                   which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.84% for Emerging Growth; 0.90% for Capital Opportunities; 0.89% for Total Return; 0.90% for Utilities.



                              (b) MFS has contractually agreed, subject to
                                  reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least
                                  May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.



                           (9) (a) Neuberger Berman Management Inc. ("NBMI") has
                                   undertaken through April 30, 2002 to
                                   reimburse certain operating expenses,
                                   including the compensation of NBMI and
                                   excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the daily net asset value of the Regency Portfolio. The expense reimbursement agreements with respect to the Regency Portfolio provide for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreements, provided such recoupment would not cause a Portfolio to exceed its respective expense limitation.



                              (b) The Regency Portfolio had not commenced
                                  operations as of December 31, 2000; the
                                  expense figures for this Portfolio are
                                  estimated.

                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount you choose is the initial Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 27.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT

                    The Lincoln National Life Insurance Company (Lincoln Life), organized under Indiana Law in 1905, is one of the largest stock life insurance companies in the United States. Lincoln Life is engaged primarily in the direct issuance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


                    As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries: Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.



                    Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE: LNC) and its affiliates. With headquaters in Philadelphia, Lincoln Financial Group has consolidated assets in excess of $96 billion and annual consolidated revenues of over $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


                    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day, (any day on which the New York Stock Exchange is open and trading is unrestricted) Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve are described in "Funds." More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds. There can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy in compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision, while in effect, may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see page 38), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age. (See "Death Benefits.") The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 5) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, an applicant should consider a number of matters. Will any commission be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. You should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

APPLICATION

                    Any person who wants to buy a Policy must first complete our application form.

                    A completed application identifies and provides sufficient information about the prospective insured to permit us to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. We may decline to provide insurance, or may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the "Initial Specified Amount") of the Death Benefit and which of three methods of computing the Death Benefit is to be used. (See "Death Benefits -- Death Benefit Options"). The applicant will also indicate both the frequency and amount of Premium Payments, (see "Premium Features"), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See "Right-to-Examine Period").

OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select and change the Beneficiary, except as state law may restrict, and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to us.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant to receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy, unless subsequently changed. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to us.

                    Except when we have acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, or when state law restricts, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be submitted to us in a written form satisfactory to us. When we have recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice us as to any payment made or action taken by us before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to us. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy, assuming the initial premium has been paid. A Policy Year is each twelve month period, beginning with the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, we will deliver a life insurance contract ("Policy") to you. Please promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on our books and records. Mere possession of the Policy does not imply ownership rights. If you lose the Policy, we will issue a replacement on request and may charge a fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium, if elected.

PREMIUM FEATURES

                    You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision, if elected. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions. If the Insured is still living upon attaining Age 100, and the Policy has not lapsed or been surrendered, there are certain changes under the Policy. We will no longer accept Premium Payments or transfer amounts to the Sub-Accounts, and will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. The Policy will remain in force until surrender or the Insured's Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premiums (as shown in the Policy Specifications) the Applicant chooses to pay on a scheduled basis. This is the amount for which we send a premium reminder notice.

                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. We credit Additional Premiums when we receive them. Premium Payments may be billed annually, semiannually, or quarterly. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    You may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and our right to limit the amount or frequency of Additional Premiums.

                    We may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If we are unwilling to accept the risk, we will refund the increase in premium without interest and without participation of such amounts in any underlying investment.

                    We may also decline, and would return, any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    We deduct a "premium load" of 5% from each Premium Payment, for certain Policy-related state tax and federal income tax liabilities and a portion of our sales expenses. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    A Policy may be returned to Lincoln Life for cancellation on or before 10 days after delivery to the Owner (or a greater number of days if required by your state). This is called the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments. However, if a Premium Payment was made by check, there may be a delay until the check clears.

                    Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account.

TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. You may change it at any time. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. We may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    You may make transfers among the Sub-Accounts and to the Fixed Account as set forth below, until the Insured reaches Age 100. Carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.

                    Within 30 days after each anniversary of the Date of Issue, you may transfer up to 20% of the Fixed Account Value (as of that anniversary date) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge, and any value remaining in the Fixed Account or in a Sub-Account after a transfer must be at least $100. We may impose a minimum transfer amount and a charge for each transfer request in excess of 12 requests in any Policy Year, and may further limit transfers from the Fixed Account at any time.

                    Transfers must be made in proper written form, unless you have given us written authorization to accept telephone transactions. Telephone transaction authorization and procedures are described in COMMUNICATIONS WITH LINCOLN LIFE, Telephone Transaction Privileges. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account or the Fixed Account to be less than $100 may result in those remaining Accumulation Units being canceled and their aggregate value reallocated proportionately among the other Sub-Accounts and the Fixed Account to which Policy values are then allocated.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may participate either in Dollar Cost Averaging or Automatic Rebalancing programs, currently without charge, but not in both at once.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    In Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives your request in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. We may waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; or (4) if the Policy is surrendered.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until you change it. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days after our Administrative Office receives your request in proper written form or by telephone, if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit values, Sub-Account values, the Fixed Account Value and the Loan Account Value.

                    ACCUMULATION VALUE

                    The portion of a Premium Payment remaining after deduction of 5.0% for the premium load, is the Net Premium Payment. It is the Net Premium Payment that is available for allocation to the Fixed Account or Sub-Accounts.

                    We credit Net Premium Payments to the Policy as of the end of the Valuation Period in which it is received at the Administrative Office. The Valuation Period is the time between Valuation Days, and a Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Accumulation Units are valued on every Valuation Day.

                    The "Accumulation Value" of a Policy is determined by:
                    (1) multiplying the total number of Variable Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value;
                    (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    SEPARATE ACCOUNT VALUE

                    The Separate Account Value is the portion of the Accumulation Value attributable to the Separate Account.

                    VARIABLE ACCUMULATION UNIT VALUE

                    All or a part of a Net Premium Payment allocated to a Sub-Account is converted into Variable Accumulation Units by dividing the amount allocated by the value of the Variable Accumulation Unit for the Sub-Account next calculated after it is received at the Administrative Office. The Variable Accumulation Unit Value for each Sub-Account was initially established at $10.00. It may increase or decrease from one Valuation Period to the next. Allocations to Sub-Accounts are made only as of the end of a Valuation Day.

                    VARIABLE ACCUMULATION UNITS

                    The "Variable Accumulation Unit" is a unit of measure used in the calculation of the value of each Sub-Account. The Variable Accumulation Unit value for a Sub-Account for a Valuation Period is determined as follows:
                       1. The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus
                       2. The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that Lincoln Life determines result from the operations of the Separate Account; and
                       3. The result of (1) minus (2) is divided by the number
                          of Variable Accumulation Units outstanding at the beginning of the Valuation Period.

                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value on the date of such deduction equal to the total amount by which the Sub-Account Value is reduced.

                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account and fees and charges under the Policy.

                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to our general account through payment of premiums, through transfers from the Separate Account or loans and interest charged. We guarantee the Fixed Account Value.

                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Acount is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.


                    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.



                        AIM V. I. INTERNATIONAL EQUITY FUND (SERIES I): Seeks to provide long-term growth of capital.



                        AIM V. I. VALUE FUND (SERIES I): Seeks to achieve long-term growth of capital, income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L. P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    DELAWARE GROUP PREMIUM FUND is advised by Delaware Management Company.



                        GROWTH AND INCOME SERIES (STANDARD CLASS): Seeks capital appreciation with current income as a secondary objective.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. The series invests primarily in high-yield corporate bonds commonly known as junk bonds. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in the securities of companies primarily engaged in the real estate industry.



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and growth-oriented companies.



                        U. S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation by investing in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

                    DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST is advised by Deutsche Asset Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.



                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P500).



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets.



                    JANUS ASPEN SERIES is advised by Janus Capital Corporation.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.



                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential.

                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the U.S. The portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Lincoln Investment Advisers, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware National Advisers, Ltd. subadvising the International Fund, and Janus Capital Corporation subadvising the Capital Appreciation Fund.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTMAN VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.



                        HEALTH SCIENCES (CLASS IB): The fund seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the Individual Fund Prospectuses. Please review the Prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by terms and conditions we impose (See "Allocation of Net Premium Payments"). Lincoln Life may make these changes (including substitutions) for some or all classes of policyholders.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account, or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    We will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, Lincoln Life must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, Lincoln Life may be compensated by the Fund at annual rates of between .10% and .45% of the assets attributable to the Policies.


CHARGES AND FEES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. See "Fund Expenses."

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales related expenses we incur. Lincoln Life may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.

                    The nature and amount of these charges are as follows:

                    DEDUCTIONS FROM PREMIUM PAYMENTS

                    We deduct a premium charge of 5% from each Premium Payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including administrative expenses, the Cost of Insurance Charges, and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period") to make a payment sufficient to cover that deduction. (See Lapse and Reinstatement: Lapse of a Policy)

                    If the Insured attains Age 100 with the Policy still in effect, no further Monthly Deductions will be made, the Separate Account Value will be transferred to the Fixed Account, and Policy will then remain in force until surrender or the Insured's death.

                    ADMINISTRATIVE EXPENSES

                    There is a flat dollar Monthly Deduction of $10.

                    In addition, during the first two Policy Years, and for 24 months after any increase in Specified Amount, there is a monthly charge per $1000 of Specified Amount, or increase therein, based on the Insured's age nearest birthday at the Policy's issue date and the date of any increase. That charge is $0.0283 for ages 15 through 30 (or $2.83 per month for a Policy with a $100,000 Specified Amount) and rises gradually to $0.07 for age 40, $0.12 for age 52, $0.2075 for age 64, $0.32 for age 76, and $0.4242 for ages 81 and older. A complete table is in Appendix 1.

                    These charges compensate us for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate us for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender (in accordance with state law) of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages. The Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy month, and multiplying the result (the "Net Amount at Risk") by the applicable Cost of Insurance Rate as determined by us. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 2.

                    MORTALITY AND EXPENSE RISK CHARGE

                    Lincoln Life deducts a daily mortality and expense risk charge as a percentage of the assets of the Separate Account. The mortality risk assumed is that insureds may not live as long as estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.90% in Policy Years 1-19 and 0.20% in Policy Years 20 and beyond.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount.

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 3.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. As a percentage of face amount, it is higher for older than for younger issue ages. The surrender charge cannot exceed Policy value. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 5.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. We may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn (not to exceed $25) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrender may result in tax implications. SEE TAX
                    ISSUES.

                    Based on its actuarial determination, we do not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses we will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from our general account, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS; EXCHANGES

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

                    We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us, or issued by a company which controls or is controlled by us or is under common ownership and control with us.

                    Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. In any event, all such reductions as applicable will be uniformly applied, and they will not be unfairly discriminatory against any person, including the affected Policy Owners funded by the Separate Account.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The Specified Amount, which may not be less than $100,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification page.

                    The three Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Three different Death Benefit Options are available under the Policy. Regardless of which Death Benefit Option you choose, the Death Benefit Proceeds payable under the Policy are the greater of (a) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy or
                    (b) an amount determined by Lincoln Life equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, also referred to as the "Corridor Death Benefit."

                    The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches Age 40 and decreases in accordance with the table in Appendix 4 to 100% when the Insured reaches Age 95.

                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds less indebtedness and any partial surrenders unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance). See the effect of Partial Surrenders section on page 32.

                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death, less loan interest accrued but not yet charged. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts. See the effect of Partial Surrenders section on Page 32.

                    Death Benefit Option 3 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor, if that Factor is elected) up to the limit shown in the Policy Specifications. Any premium paid that will cause the Death Benefit Proceeds to exceed this limit will be applied to the Policy, but will not increase the Death Benefit. The Cumulative Policy Factor, normally used in business situations, is calculated as the applicable monthly rate then used by the Internal Revenue Service (IRS) to determine the economic benefit attributable to life insurance coverage, or an alternate table permitted by the IRS, multiplied by the Specified Amount divided by 1000. If Option 3 is selected, the Death Benefit Proceeds will generally increase, depending on the amount of premium paid. See the effect of Partial Surrenders section on Page 32.

                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Option 2. Owners who have a need to recover at death the amount of premiums paid should select Option 3. Under Options 1 and 3, any Surrender Value at the time of the Insured's Death will revert to Lincoln Life.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to us.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount will be reduced by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 2 to Death Benefit
                    Option 1, the Specified Amount will be increased by the Accumulation Value as of the effective date of change.

                    In a change from Death Benefit Option 1 to Death Benefit Option 3, the Specified Amount will remain the same. In a change from Death Benefit Option 3 to Death Benefit Option 1, the Specified Amount will be increased by Accumulated Premiums (less the Cummulative Policy Factor if that Factor is elected) as of the effective date of change.

                    In a change from Death Benefit Option 2 to Death Benefit Option 3, the Specified Amount will be increased by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 3 to Death Benefit Option 2, if the Accumulation Values is greater than the Accumulated Premium (less Cumulative Policy Factor if that

                    Factor elected), the Specified Amount will be reduced by the Accumulation Value less Accumulated Premium (plus Cumulative Policy Factor if that Factor is elected) as of the effective date of change; if the Accumulation Values is less than the Accumulated Premium (less the Cumulative Policy Factor if elected), the Specified Amount will be increased by the Accumulated Premium (less the Cumulative Policy Factor if that Factor is elected) less the Accumulation Value as of the effective date of change.

                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    We may decline any request for a change between Death Benefit Options or increase in the Specified Amount. We may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see INSURANCE COVERAGE PROVISIONS, Death Benefit) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 4.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to us at our Administrative Office as soon as reasonably practical after the death of the Insured. "Due Proof of Death" must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to us.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. SEE SETTLEMENT OPTIONS. The amount of the Death Benefit Proceeds under Option 2 and Option 3 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.

                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the Owner may choose to receive payments upon surrender of the Policy.

                    You may elect or change a Settlement Option while the Insured is alive. If you have not irrevocably selected a Settlement Option, the Beneficiary may elect or change the settlement option within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, we will pay any amount due the assignee in a lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    Our Administrative Office must receive your request to elect, change, or revoke a Settlement Option in proper written form before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. We will make subsequent payments on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       The third Settlement Option, provides for monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, we pay at least 3% interest annually on the sum left on deposit, and pay the amount on deposit on the payee's death.

                       Any other Settlement Option we offer at that time may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, you may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.

                    POLICY LOANS

                    You may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. We may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. You must execute a loan agreement and assign the Policy to us free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and is payable once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid before due, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    We credit interest on the Loan Account Value of 7% per year so the net cost of a Policy Loan is 1%.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest charged will be made in proportion to the assets in each Sub-Account at that time, unless you instruct our Administrative Office otherwise in proper written form. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan affects Death Benefit Proceeds payable and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. An outstanding Policy Loan reduces the amount of assets invested. Depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy)

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if you have authorized telephone transactions. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $100,000, we will not permit the partial surrender. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 3 is in effect, a partial surrender will reduce the Accumulated Premiums, the Death Benefit, and the Death Benefit Option 3 limit by the amount of the partial surrender. If the amount of the partial surrender exceeds the Accumulated Premiums, the Specified Amount will be reduced by the excess amount.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless you instruct our Administrative Office otherwise in proper written form. We may decline any request for a partial surrender.

                    SURRENDER OF THE POLICY

                    You may surrender the Policy at any time. On surrender of the Policy, we will pay you, or your assignee, the Surrender Value next computed after our Administrative Office receives the request in proper written form. If the owner makes a full surrender all coverage under the policy will automatically terminate and may not be reinstated.

                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount you can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value, less any loan interest accrued, but not yet charged, less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 5.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will be made within seven days. We may defer payment or transfer from the Fixed Account up to six months. If we do so, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation, in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice us as to, any payment we make or action we take before it was recorded. We are not responsible for any assignment not submitted for recording, or for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed us when the assignment is recorded and any interest later accrued on such indebtedness.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. While it is effective, the assignee must give written consent for you to take any action with respect to the Policy.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective, as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice us as to, any payment we made or action we took before it was recorded. We may require you to submit the Policy for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY

                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, or if the amount of indebtedness exceeds the Accumulation Value less the Surrender Charge(s), unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all Policy coverage. The Net Accumulation Value may be insufficient
                    (1) because it has been exhausted by earlier deductions,
                    (2) due to poor investment performance, (3) due to partial surrenders, (4) due to indebtedness for policy loans, or
                    (5) because of some combination of the foregoing factors.

                    If we have not received a Premium Payment or payment of indebtedness on policy loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, we will send a written notice to you and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to us on or before the day that is the later of (a) 31 days after the date of mailing of the notice, and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the Policy shall terminate and all coverage under the Policy shall lapse without value.

                    NO LAPSE PROVISION

                    Availability of the No Lapse Provision may vary in some states. Where available, there is no charge for this feature. This provision is only available with Death Benefit Options 1 and 2.

                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing during the first ten Policy Years. If this Policy has a No Lapse Premium shown on the specifications, this Policy will not lapse during the first ten Policy Years if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. The Grace Period is the later of
                    (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.

                    The No Lapse Provision will be terminated after ten years or earlier if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, assuming the No Lapse provision is not in effect, it may be reinstated provided (a) it has not been surrendered,
                    (b) there is an application
                    for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished us and we agree to accept the risk, (d) we receive a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which we approve the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    Any Policy reinstatement is effective on the Monthly Anniversary Day after our approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to us, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office.

                    TELEPHONE TRANSACTION PRIVILEGES

                    We allow telephone transactions authorized in proper written form by you or the applicant. To effect a permitted telephone transaction, you or your authorized representative must call the Administrative Office and provide, as identification, your policy number, a requested portion of your Social Security number, and such other authenticating information as we may require. We disclaim all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledge that if we do not follow these procedures, which we believe to be reasonable, we may be liable for such losses.

                    Please note that the telephone and/or facsimile may not always be available. Any telephone, facsimile, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least Age 18 and at most Age 85.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the initial premium has been paid, the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    We will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. We will not contest payment of the Death Benefit Proceeds based on any increase in Specified Amount requiring evidence of insurability after two years after the increase's effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, within two years from the Date of Issue, we will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the Insured dies by suicide, within two years from the date of any increase in the Specified Amount, we will pay no more than a refund of the monthly Cost of Insurance charges for the increased amount.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS

                    Riders may be offered to you which may alter the benefits or charges in the Policy. The Riders offered may vary by issue state, and may have tax consequences. There may be a separate charge(s) for any other Rider(s) that become part of the Policy.

                    ACCOUNTING VALUE RIDER

                    This Rider, if desired, must be selected at time of application, provided you meet the underwriting and minimum premium requirements. If the Policy is fully surrendered in the first five Policy years (the Accounting Value Surrender Period), this Rider provides enhanced cash surrender values by using a table of alternate surrender charges. It does not provide for any enhanced value for partial surrenders and loans. There is no charge for this rider.

                    CHANGE OF INSURED RIDER

                    This Rider may be selected anytime. Under this Rider, the Owner may name a new Insured, under age 65, in place of the current Insured, provided that underwriting and other substitution requirements are met. The benefit expires on the anniversary nearest to the current Insured's 65th birthday. There is no separate charge for this Rider, but charges under the Policy may be different when applied to the new Insured.

                    WAIVER OF MONTHLY DEDUCTION RIDER

                    This Rider, if desired, must be selected at time of application. Under this Rider, we will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this Rider, if elected, are part of the Monthly Deductions. Rider availability may vary by state.

                    COVERAGE PROTECTION BENEFIT RIDER

                    This Rider, while previously available, is no longer offered.

                    This Rider provides you with additional protection to prevent a lapse in you Policy. It protects your Policy from lapse as long as the Coverage Protection Value is not less than zero, therefore providing you a means of maintaining the death benefit when there are insufficient funds in your account to pay for that month's cost of Insurance charges. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash surrender value. Also, it does not provide any type of market performance guarantee, nor does it offer protection against the lapse of your Policy due to actual investment gains or losses that are worse than expected.

                    We calculate the Coverage Protection Value in a fashion similar to the Net Accumulation Value, but use current expenses and a unique table of guaranteed monthly insurance factors called the Coverage Protection Factors. We fix these factors at Date of Issue for the life of the Policy. We also use an Investment Adjustment in lieu of any actual gain or loss due to market performance of the Variable Account and in lieu of any actual interest credited to the Fixed Account. The Investment Adjustment is intended to reflect a gain, or loss, in relative proportion to what is realized in calculating the Net Accumulation Value for that period.

                    In certain states, the rider may be provided under a different name.

TAX ISSUES

                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, such as estate, gift, and generation skipping transfer taxes, or any state and local income, estate, and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are

                    "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. You should consult with your advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JON A. BOSCIA                       Chief Executive Officer and Chairman of
                            PRESIDENT AND DIRECTOR              the Board of Directors [3/01 -- present]
                            1500 Market Street                  Lincoln National Corporation; President
                            Suite 3900                          and Director [12/99 -- present] The
                            Philadelphia, PA 19102              Lincoln National Life Insurance Company.
                                                                Formerly: President, Chief Executive
                                                                Officer and Director [1/98 -- 3/01],
                                                                Lincoln National Corporation; President,
                                                                Chief Executive Officer and Director
                                                                [10/96 -- 1/98] and President and Chief
                                                                Operating Officer [5/94 -- 10/96], The
                                                                Lincoln National Life Insurance Company.

                            JANET CHRZAN                        Senior Vice President and Chief Financial
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [4/00 -- present], Formerly: Vice
                            FINANCIAL OFFICER                   President and Treasurer [8/95 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE OFFICER OF LIFE     Senior Vice President, Assistant Secretary
                            INSURANCE, SENIOR VICE PRESIDENT,   and Director [12/99 -- prese. Formerly:
                            ASSISTANT SECRETARY AND DIRECTOR    Senior Vice President and and Assistant
                            350 Church Street                   Secretary [4/98 -- 12/99], Senior Vice
                            Hartford, CT 06103                  President [2/98 -- 4/98, Vice President
                                                                and General Manager [1/98 -- 2/98], The
                                                                Lincoln National Life Insurance Company;
                                                                Senior Vice President [3/96 -- 12/97],
                                                                Connecticut General Life Insurance
                                                                Company; Vice President [8/94 -- 3/96],
                                                                Connecticut (Massachusets Mutual) Mutual
                                                                Life Insurance Company.

                            CHARLES E. HALDEMAN, JR.            Director [7/00 -- present], The Lincoln
                            DIRECTOR                            National Life Insurance Company;
                            One Commerce                        President, Chief Executive Officer and
                            2005 Market Street                  Director [1/00 -- present], Lincoln
                            Philadelphia, PA 19103              National Investment Companies,
                                                                Incorporated; President, Chief Executive
                                                                Officer and Director [1/00 -- present],
                                                                Delaware Management Holdings,
                                                                Incorporated; President and Director
                                                                [7/00 -- present], Lincoln Investment
                                                                Management, Incorporated. Formerly:
                                                                President and Chief Operating Officer
                                                                [2/98 -- 1/00], United Asset Management
                                                                Corporation; Director and Partner 1/85 --
                                                                12/99], Cooke & Bieler, Incorporated.

                            J. MICHAEL HEMP                     President and Director [7/97 -- present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Incorporated;
                            350 Church Street                   Senior Vice President [formerly Vice
                            Hartford, CT 06103                  President] [10/95 -- present], The
                                                                Lincoln National Life Insurance Company.

                            GARY W. PARKER                      Senior Vice President and Chief Product
                            SENIOR VICE PRESIDENT AND CHIEF     Officer [3/00 -- present], Vice President,
                            PRODUCT OFFICER                     Product Management [7/98 -- 3/00], The
                            350 Church Street                   Lincoln National Life Insurance Company.
                            Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                                                Products [10/97 -- 6/98], Vice President,
                                                                Marketing Services [9/89 -- 10/97], Life
                                                                of Virginia.

                            SEE YENG QUEK                       Chief Investment Officer and Director
                            CHIEF INVESTMENT OFFICER AND        [5/01 -- present], The Lincoln National
                            DIRECTOR                            Life Insurance Company; Senior Vice
                            One Commerce Square                 President [8/00 -- present], Delaware
                            Philadelphia, PA 19103              Investments. Formerly: Vice President
                                                                [2/93 -- 7/00], Conseco Capital
                                                                Management, Incorporated.

                            LAWRENCE T. ROWLAND                 Executive Vice President [10/96 --
                            EXECUTIVE VICE PRESIDENT AND        present], Formerly: Senior Vice President
                            DIRECTOR                            [1/93 -- 10/96], The Lincoln National Life
                            One Reinsurance Place               Insurance Company. Chairman, Chief
                            1700 Magnavox Way                   Executive Officer, President and Director
                            Fort Wayne, IN 46802                [10/96 -- present], Formerly: Senior Vice
                                                                President [10/95 -- 10/96], Vice President
                                                                [10/91 -- 10/95, Lincoln National
                                                                Reassurance Company.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
                            CHIEF EXECUTIVE OFFICER OF          Executive Vice President and Director
                            ANNUITIES, EXECUTIVE VICE           [6/00 -- present], The Lincoln National
                            PRESIDENT AND DIRECTOR              Life Insurance Company. Formerly:
                                                                President and Chief Executive Officer
                                                                [6/95 -- 6/00], Cova Life Insurance
                                                                (Xerox Life).

                            TODD R. STEPHENSON                  Senior Vice President and Treasurer
                            SENIOR VICE PRESIDENT AND           [4/00 -- present], The Lincoln National
                            TREASURER                           Life Insurance Company. Formerly: Senior
                                                                Vice President, Chief Financial Officer
                                                                and Assistant Treasurer [3/99 -- 4/00],
                                                                The Lincoln National Life Insurance
                                                                Company; Senior Vice President and Chief
                                                                Operating Officer [1/98 -- 3/99], Lincoln
                                                                Life & Annuity Distributors, Inc.; Senior
                                                                Vice President and Chief Operating Officer
                                                                [1/98 -- 3/99], Lincoln Financial Advisors
                                                                Corporation; Senior Vice President,
                                                                Treasurer, Chief Financial Officer and
                                                                Director [2/95 -- 12/97], American States
                                                                Insurance Company.

                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95 -- present],
                            Centre Square                       Formerly: Senior Vice President and Chief
                            West Tower                          Financial Officer [6/92 -- 1/95], Lincoln
                            1500 Market Street                  National Corporation.
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES

                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Principal Underwriter has overall responsibility for establishing a selling plan for the Policies. Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for Lincoln Life, are also registered representatives of Lincoln Financial Advisors Corp. or Lincoln Financial Distributors (both registered broker-dealers affiliated with Lincoln Life). The Policy may also be sold by registered representatives of other broker-dealers. Registered representatives may receive commission and service fees up to 60% of the first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, Lincoln Life may pay equivalent amounts over time based on Accumulation Value. Selling representatives are also eligible for cash bonuses and "non-cash compensation." The latter (as defined in NASD
                    Rule 2820) is represented by such things as office space, computers, club credit, newsletters, and training.

                    The selling office receives additional compensation on the first year premium and all additional premiums. In some situations the selling office may elect to share its commission with the registered representative. Depending on particular selling arrangements there may be others whom Lincoln compensates for distribution activities. (For example, Lincoln Life may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.)

                    All compensation is paid from Lincoln Life's resources, which include sales charges made under this Policy.

CHANGES OF INVESTMENT POLICY

                    We may materially change the investment policy of the Separate Account. We must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders our operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    We are subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operation for the preceding year and its financial condition as of the end of such year. The Insurance Department periodically examines for accuracy our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    We maintain Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    You will also be sent annual reports containing financial statements for the Separate Account, annual and semi-annual reports of the Funds as required by the 1940 Act. Policy Owners will receive statements of significant transactions such as: changes in Specified Amount or Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans and repayment of loans; reinstatement; and termination.

ADVERTISING

                    Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the Policies. We may also occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


                    Lincoln Life reached an agreement to resolve its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement received court approval and has become final. The owners of approximately 4,300 policies (approximately 1% of the class) excluded themselves (opted-out) from the settlement and will not be bound by the settlement.


                    After consultation with legal counsel and review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

EXPERTS


                    The financial statements of the Separate Account for the year ended December 31, 2000 and the statutory-basis financial statements of Lincoln Life for the year ended December 31, 2000 appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802 as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1   MONTHLY CHARGE

INSURED'S                EXPENSE
AGE AT ISSUE              CHARGE
(NEAREST BIRTHDAY)      PER $1,000
------------------      ----------
        0-12              0.0158
         13               0.0200
         14               0.0242
        15-30             0.0283
         31               0.0325
         32               0.0367
         33               0.0408
         34               0.0450
         35               0.0492
         36               0.0533
         37               0.0575
         38               0.0617
         39               0.0658
         40               0.0700
         41               0.0742
         42               0.0783
         43               0.0825
         44               0.0867
         45               0.0908
         46               0.0950
         47               0.0992
         48               0.1033
         49               0.1075
         50               0.1117
         51               0.1158
         52               0.1200
         53               0.1242
         54               0.1283
         55               0.1325
         56               0.1408
         57               0.1492
         58               0.1575
         59               0.1658
         60               0.1742
         61               0.1825
         62               0.1908
         63               0.1992
         64               0.2075
         65               0.2158
         66               0.2242
         67               0.2325
         68               0.2408
         69               0.2492
         70               0.2575
         71               0.2656
         72               0.2742
         73               0.2825
         74               0.2908
         75               0.2992
         76               0.3200
         77               0.3408
         78               0.3617
         79               0.3825
         80               0.4033
         81+              0.4242

APPENDIX 2

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 3

                    ILLUSTRATION OF SURRENDER CHARGES

                    The initial Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
                    (a) is 1.25 times the curtate net level premium for the
                        Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (b) is $10 per $1000 of Specified Amount;
                    (c) is $50 per $1000 of Specified Amount; and
                    (d) is the total of the per thousand charges assessed in the first 24 months.

                    Algebraically, this formula is equivalent to min{a+b,c}-d.

                    The Surrender Charge decreases from its initial amount during the first 15 years. No Surrender Charge is applied in the 16th policy year or beyond. In general terms, the initial Surrender Charge is amortized in proportion to a twenty year life contingent annuity due. In formulas, the Surrender Charge at a point in time "t" years after issue is
                    (a) times (b), where
                    (a) is the initial Surrender Charge; and
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Surrender Charge is computed as follows:

                    curtate net level premium = $1,987.66

                    $10 per $1000 of Specified Amount = $1000

                    $50 per $1000 of Specified Amount = $5000

                    the total of the per thousand charges = $9.08 per month X 24 months = $217.92 initial Surrender Charge = (1.25 X $1987.66 + $1000) - $217.92=

                    $3,484.57- $217.92 = $3,266.65. Note that $3,484.57 is less than $5000.

                    This amount decreases as follows:

                       YEARS       INITIAL
                       AFTER      SURRENDER     ANNUITY     SURRENDER
                       ISSUE        CHARGE       RATIO        CHARGE
                       -----      ---------     -------     ---------
                          0        3,266.65     1.00000      3,266.65
                          1        3,266.65     0.96609      3,155.89
                          2        3,266.65     0.93101      3,041.30
                          3        3,266.65     0.89471      2,922.71
                          4        3,266.65     0.85711      2,799.89
                          5        3,266.65     0.81818      2,672.70
                          6        3,266.65     0.77782      2,540.86
                          7        3,266.65     0.73600      2,404.26
                          8        3,266.65     0.69265      2,262.65
                          9        3,266.65     0.64769      2,115.79
                         10        3,266.65     0.60104      1,963.40

                       YEARS       INITIAL
                       AFTER      SURRENDER     ANNUITY     SURRENDER
                       ISSUE        CHARGE       RATIO        CHARGE
                       -----      ---------     -------     ---------
                         11        3,266.65     0.55257      1,805.05
                         12        3,266.65     0.50212      1,640.25
                         13        3,266.65     0.44952      1,468.41
                         14        3,266.65     0.39456      1,288.88
                         15        3,266.65     0.33701      1,100.90
                         16                                      0.00

                    EXAMPLE 2: A female, Age 75, purchases a policy with a Specified Amount of $200,000.

                    The initial Surrender Charge is computed as follows:

                    curtate net level premium = $15,727.74

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    the total of the per thousand charges = $59.84 per month X 24 months = $1,436.16

                    The value (1.25 X $15,727.74 + $2,000) exceeds $10,000, so the initial Surrender Charge = $10,000 - $1,436.16 =
                    $8,563.84

                    This amount decreases as follows:

                       YEARS       INITIAL
                       AFTER      SURRENDER     ANNUITY     SURRENDER
                       ISSUE        CHARGE       RATIO        CHARGE
                       -----      ---------     -------     ---------
                          0        8,563.84     1.00000      8,563.84
                          1        8,563.84     0.95375      8,167.79
                          2        8,563.84     0.90821      7,777.77
                          3        8,563.84     0.86329      7,393.11
                          4        8,563.84     0.81888      7,012.72
                          5        8,563.84     0.77490      6,636.15
                          6        8,563.84     0.73145      6,264.02
                          7        8,563.84     0.68868      5,897.71
                          8        8,563.84     0.64680      5,539.10
                          9        8,563.84     0.60603      5,189.95
                         10        8,563.84     0.56635      4,850.10
                         11        8,563.84     0.52753      4,517.67
                         12        8,563.84     0.48915      4,189.03
                         13        8,563.84     0.45058      3,858.68
                         14        8,563.84     0.41088      3,518.67
                         15        8,563.84     0.36873      3,157.74
                         16                                      0.00

APPENDIX 4

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 5

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefit Proceeds may be different. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.


                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.90% of the daily net asset value of the Separate Account in years 1-19 and 0.20% in years 20 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.81% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2000.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.69%, 4.25% and 10.20% for years 1-19 and -1.01%, 4.98%
                    and 10.97% in years 20 and later.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $10 per month in the first year. The illustrations also reflect a monthly charge per $1,000 of Specified Amount assessed during the first two Policy Years.


                    Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the "Portfolio Expense Table". Assuming those waivers and reimbursements were discontinued, the arithmetic average of the "Fund Investment Advisory Fees and Other Expenses" listed in the "Portfolio Expense Table" would be equivalent to an annual effective rate of 0.83% of the daily net asset value of the Separate Account.


                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                    If the Coverage Protection Rider is in effect for a Policy, then the Death Benefit may remain available for a longer period than shown on these illustrations.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  CHARGE
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------  -------
   1        9,035    500,000   500,000    500,000     4,648     4,648      4,648         0         0          0    22,592
   2       18,522    500,000   500,000    500,000     6,145     6,145      6,145         0         0          0    21,754
   3       28,484    500,000   500,000    500,000     7,925     7,925      7,925         0         0          0    20,895
   4       38,943    500,000   500,000    500,000     9,164     9,164      9,164         0         0          0    20,012
   5       49,925    500,000   500,000    500,000     9,827     9,827      9,827         0         0          0    19,104

   6       61,457    500,000   500,000    500,000     9,854     9,854      9,854         0         0          0    18,169
   7       73,565    500,000   500,000    500,000     9,173    14,736     22,267         0         0      5,060    17,207
   8       86,279    500,000   500,000    500,000     7,690    14,338     23,878         0         0      7,662    16,216
   9       99,628    500,000   500,000    500,000     5,290    12,986     24,750         0         0      9,556    15,194
  10      113,644    500,000   500,000    500,000     1,856    10,506     24,689         0         0     10,551    14,138

  15      194,968          0         0    500,000         0         0      1,632         0         0          0         0
  20      298,759          0         0          0         0         0          0         0         0          0         0
  25      431,226          0         0          0         0         0          0         0         0          0         0
  30      600,292          0         0          0         0         0          0         0         0          0         0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT              TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF      SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   CHARGE
------  -----------  --------  --------  ----------  --------  --------  ----------  --------  --------  ----------  -------
   1        9,035    500,000   500,000      500,000    4,648     5,025        5,405        0         0            0   22,592
   2       18,522    500,000   500,000      500,000    9,206    10,256       11,355        0         0            0   21,754
   3       28,484    500,000   500,000      500,000   14,429    16,479       18,711        0         0            0   20,895
   4       38,943    500,000   500,000      500,000   19,533    22,943       26,800        0     2,931        6,788   20,012
   5       49,925    500,000   500,000      500,000   24,531    29,670       35,713    5,428    10,566       16,610   19,104

   6       61,457    500,000   500,000      500,000   29,440    36,688       45,557   11,271    18,519       27,388   18,169
   7       73,565    500,000   500,000      500,000   34,264    44,019       56,437   17,057    26,812       39,230   17,207
   8       86,279    500,000   500,000      500,000   38,943    51,613       68,404   22,727    35,397       52,188   16,216
   9       99,628    500,000   500,000      500,000   43,443    59,450       81,544   28,250    44,256       66,350   15,194
  10      113,644    500,000   500,000      500,000   47,788    67,564       96,010   33,650    53,427       81,873   14,138

  15      194,968    500,000   500,000      500,000   63,199   108,827      190,360   55,045   100,674      182,206    8,154
  20      298,759    500,000   500,000      500,000   66,902   151,495      344,202   66,902   151,495      344,202        0
  25      431,226    500,000   500,000      657,434   56,029   200,263      626,128   56,029   200,263      626,128        0
  30      600,292    500,000   500,000    1,156,036   20,241   253,026    1,100,986   20,241   253,026    1,100,986        0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  CHARGE
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------  -------
   1       14,687    500,000   500,000    500,000     6,504     7,085     7,671          0         0         0     21,558
   2       30,109    500,000   500,000    500,000     4,623     5,956     7,373          0         0         0     20,700
   3       46,302    500,000   500,000    500,000     2,751     4,781     7,078          0         0         0     19,835
   4       63,305          0   500,000    500,000         0     2,120     5,310          0         0         0          0
   5       81,157          0         0    500,000         0         0     1,732          0         0         0          0

   6       99,902          0         0          0         0         0         0          0         0         0          0
   7      119,585          0         0          0         0         0         0          0         0         0          0
   8      140,252          0         0          0         0         0         0          0         0         0          0
   9      161,952          0         0          0         0         0         0          0         0         0          0
  10      184,737          0         0          0         0         0         0          0         0         0          0

  15      316,933          0         0          0         0         0         0          0         0         0          0
  20      485,653          0         0          0         0         0         0          0         0         0          0
  25      700,987          0         0          0         0         0         0          0         0         0          0
  30      975,814          0         0          0         0         0         0          0         0         0          0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT              TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF      SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   CHARGE
------  -----------  --------  --------  ----------  --------  --------  ----------  --------  --------  ----------  -------
   1       14,687    500,000   500,000      500,000    6,504     7,085        7,671        0         0            0   21,558
   2       30,109    500,000   500,000      500,000   12,952    14,536       16,199        0         0            0   20,700
   3       46,302    500,000   500,000      500,000   20,465    23,530       26,876      630     3,695        7,041   19,835
   4       63,305    500,000   500,000      500,000   27,610    32,682       38,438    8,649    13,721       19,477   18,961
   5       81,157    500,000   500,000      500,000   34,635    42,251       51,244   16,559    24,174       33,167   18,077

   6       99,902    500,000   500,000      500,000   41,565    52,287       65,465   24,383    35,105       48,283   17,182
   7      119,585    500,000   500,000      500,000   48,349    62,765       81,216   32,072    46,488       64,939   16,278
   8      140,252    500,000   500,000      500,000   55,000    73,724       98,691   39,636    58,360       83,327   15,364
   9      161,952    500,000   500,000      500,000   61,426    85,102      118,007   46,984    70,660      103,565   14,442
  10      184,737    500,000   500,000      500,000   67,519    96,822      139,294   54,009    83,312      125,785   13,510

  15      316,933    500,000   500,000      500,000   86,829   155,898      281,118   78,503   147,572      272,792    8,326
  20      485,653    500,000   500,000      552,501   77,675   211,442      526,192   77,675   211,442      526,192        0
  25      700,987    500,000   500,000    1,013,806   33,166   277,163      965,530   33,166   277,163      965,530        0
  30      975,814          0   500,000    1,718,003        0   361,918    1,700,993        0   361,918    1,700,993        0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  CHARGE
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------  -------
   1        7,271    500,000   500,000    500,000     3,493     3,788      4,085         0         0          0    18,099
   2       14,906    500,000   500,000    500,000     5,312     6,075      6,878         0         0          0    17,138
   3       22,923    500,000   500,000    500,000     7,682     9,064     10,583         0         0          0    16,138
   4       31,340    500,000   500,000    500,000     9,818    11,985     14,474         0         0          0    15,096
   5       40,178    500,000   500,000    500,000    11,708    14,824     18,560         0       813      4,550    14,011

   6       49,458    500,000   500,000    500,000    13,328    17,549     22,837       450     4,671      9,959    12,878
   7       59,203    500,000   500,000    500,000    14,620    20,094     27,265     2,923     8,397     15,568    11,697
   8       69,434    500,000   500,000    500,000    15,505    22,369     31,785     5,041    11,905     21,321    10,465
   9       80,177    500,000   500,000    500,000    15,879    24,252     36,302     6,700    15,074     27,124     9,179
  10       91,457    500,000   500,000    500,000    15,662    25,644     40,744     7,827    17,809     32,909     7,835

  15      156,903    500,000   500,000    500,000     4,482    22,931     60,540     4,482    22,931     60,540         0
  20      240,431          0         0    500,000         0         0     67,934         0         0     67,934         0
  25      347,036          0         0    500,000         0         0     20,471         0         0     20,471         0
  30      483,093          0         0          0         0         0          0         0         0          0         0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT             TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  CHARGE
------  -----------  --------  --------  ----------  --------  --------  ---------  --------  --------  ---------  -------
   1        7,271    500,000   500,000      500,000    3,493     3,788      4,085         0         0          0    18,099
   2       14,906    500,000   500,000      500,000    7,451     8,281      9,149         0         0          0    17,138
   3       22,923    500,000   500,000      500,000   12,086    13,734     15,525         0         0          0    16,138
   4       31,340    500,000   500,000      500,000   16,600    19,379     22,514     1,504     4,283      7,418    15,096
   5       40,178    500,000   500,000      500,000   21,025    25,256     30,212     7,015    11,245     16,202    14,011

   6       49,458    500,000   500,000      500,000   25,353    31,365     38,687    12,475    18,487     25,809    12,878
   7       59,203    500,000   500,000      500,000   29,566    37,701     48,001    17,869    26,004     36,304    11,697
   8       69,434    500,000   500,000      500,000   33,691    44,297     58,271    23,227    33,832     47,806    10,465
   9       80,177    500,000   500,000      500,000   37,707    51,145     69,576    28,528    41,966     60,397     9,179
  10       91,457    500,000   500,000      500,000   41,625    58,266     82,037    33,790    50,431     74,202     7,835

  15      156,903    500,000   500,000      500,000   58,631    97,326    165,520    58,631    97,326    165,520         0
  20      240,431    500,000   500,000      500,000   68,353   140,756    300,906    68,353   140,756    300,906         0
  25      347,036    500,000   500,000      569,974   68,335   192,166    542,833    68,335   192,166    542,833         0
  30      483,093    500,000   500,000    1,000,801   48,874   248,041    953,144    48,874   248,041    953,144         0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  CHARGE
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------  -------
   1       12,076    500,000   500,000    500,000     6,056     6,556      7,059         0         0          0    21,312
   2       24,756    500,000   500,000    500,000     7,581     8,832     10,151         0         0          0    20,182
   3       38,070    500,000   500,000    500,000     9,705    11,866     14,260         0         0          0    19,016
   4       52,049    500,000   500,000    500,000    11,149    14,386     18,152         0         0        345    17,807
   5       66,728    500,000   500,000    500,000    11,862    16,312     21,755         0         0      5,204    16,551

   6       82,140    500,000   500,000    500,000    11,734    17,499     24,931         0     2,254      9,686    15,245
   7       98,323    500,000   500,000    500,000    10,580    17,720     27,451         0     3,835     13,566    13,886
   8      115,316    500,000   500,000    500,000     8,135    16,653     28,985         0     4,183     16,515    12,471
   9      133,157    500,000   500,000    500,000     4,078    13,903     29,112         0     2,908     18,117    10,995
  10      151,891          0   500,000    500,000         0     9,033     27,350         0         0     17,899         0

  15      260,584          0         0          0         0         0          0         0         0          0         0
  20      399,306          0         0          0         0         0          0         0         0          0         0
  25      576,355          0         0          0         0         0          0         0         0          0         0
  30      802,319          0         0          0         0         0          0         0         0          0         0


Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT              TOTAL ACCUMULATION VALUE            SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF      SUR
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   CHARGE
------  -----------  --------  --------  ----------  --------  --------  ----------  --------  --------  ----------  -------
   1       12,076    500,000   500,000      500,000    6,056     6,556        7,059        0         0            0   21,312
   2       24,756    500,000   500,000      500,000   12,512    13,914       15,380        0         0            0   20,182
   3       38,070    500,000   500,000      500,000   20,102    22,874       25,888    1,087     3,859        6,872   19,016
   4       52,049    500,000   500,000      500,000   27,529    32,191       37,454    9,723    14,384       19,647   17,807
   5       66,728    500,000   500,000      500,000   34,779    41,865       50,178   18,228    25,314       33,627   16,551

   6       82,140    500,000   500,000      500,000   41,878    51,941       64,215   26,634    36,697       48,971   15,245
   7       98,323    500,000   500,000      500,000   48,752    62,363       79,633   34,866    48,477       65,748   13,886
   8      115,316    500,000   500,000      500,000   55,328    73,075       96,518   42,857    60,604       84,047   12,471
   9      133,157    500,000   500,000      500,000   61,753    84,240      115,180   50,758    73,245      104,185   10,995
  10      151,891    500,000   500,000      500,000   67,947    95,802      135,745   58,497    86,352      126,295    9,451

  15      260,584    500,000   500,000      500,000   91,097   156,333      272,586   91,097   156,333      272,586        0
  20      399,306    500,000   500,000      526,268   89,108   214,521      501,208   89,108   214,521      501,208        0
  25      576,355    500,000   500,000      955,315   56,525   281,875      909,823   56,525   281,875      909,823        0
  30      802,319          0   500,000    1,610,149        0   367,054    1,594,207        0   367,054    1,594,207        0


Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.


                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.81% per year.

             Lincoln Life Flexible Premium Variable Life Account M

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability
December 31, 2000

                                            AIM V.I.      AIM V.I.                  AIM V.I.                     AFIS
                                            CAPITAL       DIVERSIFIED   AIM V.I.    INTERNATIONAL  AIM V.I.      GROWTH
                                            APPRECIATION  INCOME        GROWTH      EQUITY         VALUE         CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $    66,772,128  $         --  $         --  $       --  $         --   $         --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)               195,714,074     3,606,089       554,918  21,180,997     2,000,068     27,662,113     7,225,697
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
Total Investments              262,486,202     3,606,089       554,918  21,180,997     2,000,068     27,662,113     7,225,697
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           16,904           243            36       1,391           130          1,784           476
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                 $   262,469,298  $  3,605,846  $    554,882  $21,179,606 $  1,999,938   $ 27,660,329  $  7,225,221
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
Percent of net assets               100.00%         1.37%         0.21%       8.07%         0.76%         10.54%         2.75%
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                                        258,553        57,410     370,710            --        485,541            --
 - Unit value                               $     13.946  $      9.665  $   12.329  $         --   $     12.703  $         --
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                               3,605,846       554,882   4,570,372            --      6,167,660            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                                             --            --   1,396,907       122,404      1,771,784       545,104
 - Unit value                               $         --  $         --  $    9.848  $     11.131   $     10.039  $      9.192
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --  13,756,871     1,362,490     17,786,685     5,010,390
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                                             --            --     283,609        61,851        358,492       160,643
 - Unit value                               $         --  $         --  $   10.057  $     10.306   $     10.338  $     13.787
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --   2,852,363       637,448      3,705,984     2,214,831
                                            ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                                  $  3,605,846  $    554,882  $21,179,606 $  1,999,938   $ 27,660,329  $  7,225,221
                                            ============  ============  ==========  ============   ============  ============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                           AFIS             AFIS             BARON            DEUTSCHE         DEUTSCHE         DEUTSCHE
                           GROWTH-          GLOBAL SMALL     CAPITAL          VIT              VIT              VIT
                           INCOME           CAPITALIZATION   ASSET            EAFE             EQUITY 500       SMALL CAP
                           CLASS 2          CLASS 2          12B1             EQUITY INDEX     INDEX            INDEX
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --  $            --  $            --  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                 2,429,370          771,247          992,144        1,472,623       30,842,016     2,152,296
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                2,429,370          771,247          992,144        1,472,623       30,842,016     2,152,296
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              160               51               63               93            1,992           141
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     2,429,210  $       771,196  $       992,081  $     1,472,530  $    30,840,024  $  2,152,155
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 0.93%            0.29%            0.38%            0.56%           11.75%         0.82%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --               --               --               --          883,392            --
 - Unit value              $            --  $            --  $            --  $            --  $        11.972  $         --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --               --               --       10,576,146            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          145,993           59,913           78,959          120,358        1,799,715       159,165
 - Unit value              $        10.428  $         7.747  $        10.913  $        10.322  $         9.929  $     10.892
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 1,522,387          464,129          861,670        1,242,282       17,869,005     1,733,620
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           77,557           27,777           10,631           23,450          227,291        35,641
 - Unit value              $        11.692  $        11.055  $        12.267  $         9.819  $        10.537  $     11.743
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   906,823          307,067          130,411          230,248        2,394,873       418,535
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     2,429,210  $       771,196  $       992,081  $     1,472,530  $    30,840,024  $  2,152,155
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                           DGPF          DGPF
                           HIGH YIELD    DEVON
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $    628,186  $  300,760
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                     --          --
                           ------------  ----------
-------------------------
Total Investments               628,186     300,760
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            39          19
                           ------------  ----------
-------------------------
NET ASSETS                 $    628,147  $  300,741
                           ============  ==========
-------------------------
Percent of net assets              0.24%       0.11%
                           ============  ==========
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                            --          --
 - Unit value              $         --  $       --
                           ------------  ----------
                                     --          --
                           ------------  ----------
VUL--CV Policies:
 - Units in accumulation
   period                        68,296      37,226
 - Unit value              $      7.844  $    8.006
                           ------------  ----------
                                535,691     298,025
                           ------------  ----------
VUL--DB Policies:
 - Units in accumulation
   period                        10,953         292
 - Unit value              $      8.441  $    9.293
                           ------------  ----------
                                 92,456       2,716
                           ------------  ----------
-------------------------
NET ASSETS                 $    628,147  $  300,741
                           ============  ==========
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                      FIDELITY         FIDELITY
                           DGPF          DGPF                                         VIP              VIP
                           EMERGING      SMALL CAP     DGPF          DGPF             EQUITY-          GROWTH
                           MARKETS       VALUE         REIT          TREND            INCOME           SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $  1,137,253  $  5,484,403  $    439,655  $    11,322,283  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                     --            --            --               --        5,181,627        1,129,168
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
Total Investments             1,137,253     5,484,403       439,655       11,322,283        5,181,627        1,129,168
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            72           358            28              756              343               76
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,137,181  $  5,484,045  $    439,627  $    11,321,527  $     5,181,284  $     1,129,092
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Percent of net assets              0.43%         2.09%         0.17%            4.31%            1.97%            0.43%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                        30,603       183,567            --          162,383          446,200               --
 - Unit value              $      8.617  $     10.777  $         --  $        17.215  $        11.612  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                263,716     1,978,329            --        2,795,472        5,181,284               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        77,978       277,212        30,595          466,941               --           82,714
 - Unit value              $      9.175  $     11.097  $     11.991  $        14.402  $            --  $         8.499
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                715,429     3,076,258       366,860        6,724,840               --          702,954
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        16,776        34,553         5,367          140,582               --           50,192
 - Unit value              $      9.420  $     12.429  $     13.557  $        12.813  $            --  $         8.490
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                158,036       429,458        72,767        1,801,215               --          426,138
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,137,181  $  5,484,045  $    439,627  $    11,321,527  $     5,181,284  $     1,129,092
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                           FIDELITY
                           VIP              FIDELITY
                           HIGH             VIP II
                           INCOME           ASSET
                           SERVICE CLASS    MANAGER
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                   462,961          907,343
                           ---------------  ---------------
-------------------------
Total Investments                  462,961          907,343
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               31               60
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       462,930  $       907,283
                           ===============  ===============
-------------------------
Percent of net assets                 0.19%            0.35%
                           ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --           81,350
 - Unit value              $            --  $        11.153
                           ---------------  ---------------
                                        --          907,283
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                           35,524               --
 - Unit value              $         8.068  $            --
                           ---------------  ---------------
                                   286,621               --
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           21,870               --
 - Unit value              $         8.062  $            --
                           ---------------  ---------------
                                   176,309               --
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       462,930  $       907,283
                           ===============  ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                                                                                   JANUS
                                                          FIDELITY                   JANUS         ASPEN
                           FIDELITY         FIDELITY      VIP III        JANUS       ASPEN         SERIES
                           VIP II           VIP II        GROWTH         ASPEN       SERIES        GLOBAL
                           CONTRAFUND       INVESTMENT    OPPORTUNITIES  SERIES      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GRADE BOND    SERVICE CLASS  BALANCED    GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $         --  $         --   $       --  $         --  $         --   $  9,773,568
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                 8,215,794     2,788,932     3,743,214   12,165,910    17,578,045       821,361             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
Total Investments                8,215,794     2,788,932     3,743,214   12,165,910    17,578,045       821,361      9,773,568
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              524           183           236          791         1,126            53            613
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     8,215,270  $  2,788,749  $  3,742,978   $12,165,119 $ 17,576,919  $    821,308   $  9,772,955
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
Percent of net assets                 3.13%         1.06%         1.43%        4.63%         6.70%         0.31%          3.72%
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --       245,830            --           --            --            --             --
 - Unit value              $            --  $     11.344  $         --   $       --  $         --  $         --   $         --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                        --     2,788,749            --           --            --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CV Policies:
 - Units in accumulation
   period                          651,987            --       407,312      823,848     1,091,174        97,034        790,361
 - Unit value              $        10.616  $         --  $      8.264   $   11.036  $     12.628  $      6.746   $     10.959
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 6,921,803            --     3,366,007    9,091,641    13,779,079       654,598      8,661,683
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--DB Policies:
 - Units in accumulation
   period                          115,495            --        42,103      268,181       314,703        24,736        101,112
 - Unit value              $        11.199  $         --  $      8.953   $   11.460  $     12.068  $      6.740   $     10.991
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 1,293,467            --       376,971    3,073,478     3,797,840       166,710      1,111,272
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     8,215,270  $  2,788,749  $  3,742,978   $12,165,119 $ 17,576,919  $    821,308   $  9,772,955
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $     6,312,529
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                        --
                           ---------------
-------------------------
Total Investments                6,312,529
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              410
                           ---------------
-------------------------
NET ASSETS                 $     6,312,119
                           ===============
-------------------------
Percent of net assets                 2.40%
                           ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --
 - Unit value              $            --
                           ---------------
                                        --
                           ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          501,992
 - Unit value              $        10.790
                           ---------------
                                 5,416,283
                           ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           83,307
 - Unit value              $        10.753
                           ---------------
                                   895,836
                           ---------------
-------------------------
NET ASSETS                 $     6,312,119
                           ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                            LN
                           LN               GLOBAL           LN               LN               MFS              MFS
                           EQUITY-          ASSET            MONEY            SOCIAL           EMERGING         TOTAL
                           INCOME           ALLOCATION       MARKET           AWARENESS        GROWTH           RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $       853,893  $       204,189  $    29,322,306  $       993,103  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                        --               --               --               --       15,799,289     4,572,791
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
Total Investments                  853,893          204,189       29,322,306          993,103       15,799,289     4,572,791
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               53               13            1,785               63            1,026           297
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $       853,840  $       204,176  $    29,320,521  $       993,040  $    15,798,263  $  4,572,494
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Percent of net assets                 0.33%            0.08%           11.17%            0.38%            6.02%         1.74%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                               --               --          418,111               --          237,300       174,224
 - Unit value              $            --  $            --  $        11.177  $            --  $        15.991  $     12.226
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --        4,673,092               --        3,794,662     2,130,009
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                           65,617           17,698        1,456,522           92,387          768,041       152,726
 - Unit value              $        10.793  $        10.147  $        10.815  $        10.169  $        13.164  $     11.327
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   708,212          179,586       15,752,912          939,437       10,110,576     1,729,957
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           11,736            2,347          838,918            4,963          148,052        59,315
 - Unit value              $        12.409  $        10.476  $        10.602  $        10.800  $        12.786  $     12.013
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   145,628           24,590        8,894,517           53,603        1,893,025       712,528
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $       853,840  $       204,176  $    29,320,521  $       993,040  $    15,798,263  $  4,572,494
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                         NB AMT
                           MFS           MID-CAP
                           UTILITIES     GROWTH
                           SUBACCOUNT    SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $         --  $      --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)              5,566,808  4,748,329
                           ------------  ---------
-------------------------
Total Investments             5,566,808  4,748,329
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           360        310
                           ------------  ---------
-------------------------
NET ASSETS                 $  5,566,448  $4,748,019
                           ============  =========
-------------------------
Percent of net assets              2.12%      1.81%
                           ============  =========
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                       127,271         --
 - Unit value              $     14.873  $      --
                           ------------  ---------
                              1,892,907         --
                           ------------  ---------
VUL--CV Policies:
 - Units in accumulation
   period                       217,256    277,679
 - Unit value              $     12.933  $  13.841
                           ------------  ---------
                              2,809,676  3,843,301
                           ------------  ---------
VUL--DB Policies:
 - Units in accumulation
   period                        67,514     64,576
 - Unit value              $     12.795  $  14.010
                           ------------  ---------
                                863,865    904,718
                           ------------  ---------
-------------------------
NET ASSETS                 $  5,566,448  $4,748,019
                           ============  =========
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statement of Assets and Liability (continued)
December 31, 2000

                                         OCC                                                           TEMPLETON
                                         ACCUMULATION  OCC           TEMPLETON        TEMPLETON        INTERNATIONAL
                           NB AMT        GLOBAL        ACCUMULATION  ASSET            INTERNATIONAL    SECURITIES
                           PARTNERS      EQUITY        MANAGED       STRATEGY         SECURITIES       CLASS 2
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $         --  $         --  $         --  $            --  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                630,968       808,506       890,002          389,466        3,813,222        3,584,252
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
Total Investments               630,968       808,506       890,002          389,466        3,813,222        3,584,252
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            40            53            59               25              249              226
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $    630,928  $    808,453  $    889,943  $       389,441  $     3,812,973  $     3,584,026
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Percent of net assets              0.24%         0.31%         0.34%            0.15%            1.45%            1.37%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                            --        63,105        80,278           32,542          333,207               --
 - Unit value              $         --  $     12.811  $     11.086  $        11.967  $        11.443  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                     --       808,453       889,943          389,441        3,812,973               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        57,771            --            --               --               --          269,034
 - Unit value              $      9.508  $         --  $         --  $            --  $            --  $        10.917
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                549,265            --            --               --               --        2,937,106
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                         7,186            --            --               --               --           57,171
 - Unit value              $     11.364  $         --  $         --  $            --  $            --  $        11.316
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                 81,663            --            --               --               --          646,920
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $    630,928  $    808,453  $    889,943  $       389,441  $     3,812,973  $     3,584,026
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                                            TEMPLETON
                           TEMPLETON        GROWTH
                           GROWTH           SECURITIES
                           SECURITIES       CLASS 2
                           SUBACCOUNT       SUBACCOUNT
-------------------------
Assets
 - Investments at Market
   - Affiliated (Cost
   $68,875,126)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $213,174,339)                   621,321          405,187
                           ---------------  ---------------
-------------------------
Total Investments                  621,321          405,187
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               41               26
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       621,280  $       405,161
                           ===============  ===============
-------------------------
Percent of net assets                 0.24%            0.15%
                           ===============  ===============
-------------------------
Net assets are
   represented by:
VUL I Policies:
 - Units in accumulation
   period                           49,170               --
 - Unit value              $        12.635  $            --
                           ---------------  ---------------
                                   621,280               --
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                               --           25,571
 - Unit value              $            --  $        12.275
                           ---------------  ---------------
                                        --          313,902
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                               --            7,120
 - Unit value              $            --  $        12.817
                           ---------------  ---------------
                                        --           91,259
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       621,280  $       405,161
                           ===============  ===============
-------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         38,020  $         508   $       7,032   $        2,314  $          --   $      3,875
 - Dividends from net realized
   gains on investments                  119,630          9,006           2,243           43,375             --         34,275
 - Mortality and expense
   guarantees -- VUL I                   (12,114)          (528)           (244)            (893)            --           (797)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)             145,536          8,986           9,031           44,796             --         37,353
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            13,135            572            (231)           1,004             --          2,502
Net change in unrealized
   appreciation or
   depreciation on investments           502,853         44,531          (7,193)          70,745             --         69,059
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           515,988         45,103          (7,424)          71,749             --         71,561
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        661,524  $      54,089   $       1,607   $      116,545  $          --   $    108,914
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $        708,072  $       2,374   $      28,453   $       19,481  $         827   $     32,972
Dividends from net realized
   gains on investments                1,043,858         74,078              --          341,494          3,472        172,422
Mortality and expense
   guarantees:
    VUL I                               (270,610)       (14,995)         (2,683)         (21,104)            --        (29,392)
    LVUL                                 (82,320)            --              --           (9,893)          (195)       (10,866)
    VUL--DB                                 (311)            --              --              (18)            (2)           (23)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           1,398,689         61,457          25,770          329,960          4,102        165,113
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           528,621         57,689          (1,348)          82,345            282         94,081
Net change in unrealized
   appreciation or
   depreciation on investments        11,833,812        894,541         (32,495)       1,409,677         33,598      1,487,488
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        12,362,433        952,230         (33,843)       1,492,022         33,880      1,581,569
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     13,761,122  $   1,013,687   $      (8,073)  $    1,821,982  $      37,982   $  1,746,682
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $      2,974,525  $          --   $      35,222   $        1,880  $       4,674   $     32,859
Dividends from net realized
   gains on investments                6,596,264        100,355              --          651,955        119,634      1,144,727
Mortality and expense
   guarantees:
    VUL I                               (461,363)       (32,194)         (4,088)         (41,157)            --        (52,192)
    VUL--CV                             (849,324)            --              --          (86,204)        (6,449)      (105,345)
    VUL--DB                             (139,635)            --              --           (8,721)        (1,958)       (13,805)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)           8,120,467         68,161          31,134          517,753        115,901      1,006,244
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           591,147        139,558          (6,608)          90,773         11,065         54,495
Net change in unrealized
   appreciation or
   depreciation on investments       (31,899,928)      (667,068)        (24,290)      (5,829,383)      (463,543)    (5,395,607)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (31,308,781)      (527,510)        (30,898)      (5,738,610)      (452,478)    (5,341,112)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (23,188,314) $    (459,349)  $         236   $   (5,220,857) $    (336,577)  $ (4,334,868)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $             --
 - Dividends from net realized
   gains on investments                       --
 - Mortality and expense
   guarantees -- VUL I                        --
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                  --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                                --
Net change in unrealized
   appreciation or
   depreciation on investments                --
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                                --
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $             --
                                ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $             --
Dividends from net realized
   gains on investments                    1,059
Mortality and expense
   guarantees:
    VUL I                                     --
    LVUL                                      --
    VUL--DB                                   (8)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)               1,051
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                                 2
Net change in unrealized
   appreciation or
   depreciation on investments               622
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                               624
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          1,675
                                ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $             --
Dividends from net realized
   gains on investments                      457
Mortality and expense
   guarantees:
    VUL I                                     --
    VUL--CV                              (12,601)
    VUL--DB                               (4,327)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (16,471)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (46,343)
Net change in unrealized
   appreciation or
   depreciation on investments          (394,729)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (441,072)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (457,543)
                                ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                AFIS            AFIS            BARON           DEUTSCHE        DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL    CAPITAL         VIT             VIT               VIT
                                INCOME          CAPITALIZATION  ASSET           EAFE            EQUITY 500        SMALL CAP
                                CLASS 2         CLASS 2         12B1            EQUITY INDEX    INDEX             INDEX
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --    $         --    $          --   $          --   $          4,231  $         --
 - Dividends from net realized
   gains on investments                   --              --               --              --             27,082            --
 - Mortality and expense
   guarantees -- VUL I                    --              --               --              --             (2,531)           --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --              --               --              --             28,782            --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --              --               --              --              3,674            --
Net change in unrealized
   appreciation or
   depreciation on investments            --              --               --              --            111,040            --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --              --               --              --            114,714            --
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $         --    $          --   $          --   $        143,496  $         --
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          5    $         --    $           1   $       9,596   $        125,411  $      4,719
Dividends from net realized
   gains on investments                  211             107               11          17,927             58,975        13,510
Mortality and expense
   guarantees:
    VUL I                                 --              --               --              --            (57,431)           --
    LVUL                                  --              --             (263)           (654)           (12,968)         (508)
    VUL--DB                               (2)             (2)              (2)             (3)               (13)           (2)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             214             105             (253)         26,866            113,974        17,719
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (1)              6             (623)          2,214            121,178           614
Net change in unrealized
   appreciation or
   depreciation on investments          (100)            195           29,918          39,201          1,738,936        38,073
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (101)            201           29,295          41,415          1,860,114        38,687
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        113    $        306    $      29,042   $      68,281   $      1,974,088  $     56,406
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $         28    $         26    $          --   $          --   $          7,722  $      2,149
Dividends from net realized
   gains on investments                  243             192            1,627          24,441              9,669         8,915
Mortality and expense
   guarantees:
    VUL I                                 --              --               --              --            (87,425)           --
    VUL--CV                           (3,313)         (1,466)          (4,693)         (8,349)          (107,100)       (8,986)
    VUL--DB                           (1,579)           (883)            (477)           (862)            (7,127)       (1,117)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          (4,621)         (2,131)          (3,543)         15,230           (184,261)          961
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                          (364)        (43,833)           6,090         (13,638)           226,998        19,708
Net change in unrealized
   appreciation or
   depreciation on investments        95,631         (91,714)         (31,003)       (213,470)        (2,918,630)      (83,719)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        95,267        (135,547)         (24,913)       (227,108)        (2,691,632)      (64,011)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     90,646    $   (137,678)   $     (28,456)  $    (211,878)  $     (2,875,893) $    (63,050)
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------


                                DGPF            DGPF
                                HIGH YIELD      DEVON
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $           --
 - Dividends from net realized
   gains on investments                    --               --
 - Mortality and expense
   guarantees -- VUL I                     --               --
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --               --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --               --
Net change in unrealized
   appreciation or
   depreciation on investments             --               --
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --               --
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $           --
                                ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $       4,476   $           --
Dividends from net realized
   gains on investments                    --               --
Mortality and expense
   guarantees:
    VUL I                                  --               --
    LVUL                                 (308)             (57)
    VUL--DB                                (2)              (2)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            4,166              (59)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (227)             140
Net change in unrealized
   appreciation or
   depreciation on investments         (3,867)             812
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         (4,094)             952
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          72   $          893
                                ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       8,817   $        1,671
Dividends from net realized
   gains on investments                    --               --
Mortality and expense
   guarantees:
    VUL I                                  --               --
    VUL--CV                            (2,673)          (1,449)
    VUL--DB                              (399)              (9)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            5,745              213
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (6,991)             236
Net change in unrealized
   appreciation or
   depreciation on investments        (76,502)         (30,803)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (83,493)         (30,567)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (77,748)  $      (30,354)
                                ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                                  FIDELITY        FIDELITY
                                DGPF            DGPF                                              VIP             VIP
                                EMERGING        SMALL CAP         DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS         VALUE             REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $            --   $         --    $           --  $          --   $          --
 - Dividends from net realized
   gains on investments                    --                --             --                --             --              --
 - Mortality and expense
   guarantees -- VUL I                    (17)             (247)            --              (225)          (881)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              (17)             (247)            --              (225)          (881)             --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (75)              946             --               593          1,374              --
Net change in unrealized
   appreciation or
   depreciation on investments           (512)           19,663             --            30,739         48,819              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           (587)           20,609             --            31,332         50,193              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        (604)  $        20,362   $         --    $       31,107  $      49,312   $          --
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         747   $         7,394   $         --    $           46  $      18,261   $          --
Dividends from net realized
   gains on investments                    --             3,033             --                --         40,365              --
Mortality and expense
   guarantees:
    VUL I                              (1,046)           (8,959)            --            (7,115)       (23,929)             --
    LVUL                                 (395)             (600)           (15)           (1,652)            --              --
    VUL--DB                                (6)               (2)            (2)               (5)            --              --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (700)              866            (17)           (8,726)        34,697              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            618           (14,536)           (19)           22,249          5,664              --
Net change in unrealized
   appreciation or
   depreciation on investments        106,630           (17,712)            47           899,442        (12,316)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        107,248           (32,248)            28           921,691         (6,652)             --
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     106,548   $       (31,382)  $         11    $      912,965  $      28,045   $          --
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $      11,946   $        33,143   $        990    $           --  $      74,690   $          --
Dividends from net realized
   gains on investments                    --            41,385             --           353,085        281,392              --
Mortality and expense
   guarantees:
    VUL I                              (2,314)          (13,692)            --           (21,899)       (37,371)             --
    VUL--CV                            (3,787)          (14,337)        (1,069)          (37,969)            --          (1,221)
    VUL--DB                              (782)           (2,147)          (123)           (4,792)            --            (788)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            5,063            44,352           (202)          288,425        318,711          (2,009)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         17,360            24,242          4,794           147,718        (29,769)         (2,186)
Net change in unrealized
   appreciation or
   depreciation on investments       (259,199)          721,013         38,476        (2,279,088)        94,901        (118,457)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (241,839)          745,255         43,270        (2,131,370)        65,132        (120,643)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (236,776)  $       789,607   $     43,068    $   (1,842,945) $     383,843   $    (122,652)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                FIDELITY
                                VIP             FIDELITY VIP II
                                HIGH INCOME     ASSET
                                SERVICE CLASS   MANAGER
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $         --    $             --
 - Dividends from net realized
   gains on investments                   --                  --
 - Mortality and expense
   guarantees -- VUL I                    --                 (73)
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --                 (73)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --                 362
Net change in unrealized
   appreciation or
   depreciation on investments            --               4,003
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --               4,365
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $          4,292
                                ==============  ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         --    $          4,204
Dividends from net realized
   gains on investments                   --               5,324
Mortality and expense
   guarantees:
    VUL I                                 --              (3,903)
    LVUL                                  --                  --
    VUL--DB                               --                  --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)              --               5,625
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            --               1,235
Net change in unrealized
   appreciation or
   depreciation on investments            --              55,916
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                            --              57,151
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $         --    $         62,776
                                ==============  ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $         --    $         27,005
Dividends from net realized
   gains on investments                   --              63,622
Mortality and expense
   guarantees:
    VUL I                                 --              (7,387)
    VUL--CV                             (521)                 --
    VUL--DB                             (381)                 --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            (902)             83,240
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (3,001)             (1,945)
Net change in unrealized
   appreciation or
   depreciation on investments       (53,551)           (126,313)
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (56,552)           (128,258)
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (57,454)   $        (45,018)
                                ==============  ================
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                  FIDELITY VIP III                  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $           --   $           --    $           --   $           --  $             --
 - Dividends from net realized
   gains on investments                     --               --                --               --                --
 - Mortality and expense
   guarantees -- VUL I                      --             (461)               --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)                --             (461)               --               --                --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              --               72                --               --                --
Net change in unrealized
   appreciation or
   depreciation on investments              --            5,094                --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                              --            5,166                --               --                --
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $           --   $        4,705    $           --   $           --  $             --
                                ==============   ==============    ==============   ==============  ================
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $           --   $       21,279    $           --   $       31,010  $              3
Dividends from net realized
   gains on investments                     --            6,676                --               --                --
Mortality and expense
   guarantees:
    VUL I                                   --          (11,282)               --               --                --
    LVUL                                (3,052)              --            (1,669)          (3,457)           (4,060)
    VUL--DB                                 (8)              --                (2)             (11)              (14)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)            (3,060)          16,673            (1,671)          27,542            (4,071)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           8,471           (6,618)           (2,551)          15,984            13,553
Net change in unrealized
   appreciation or
   depreciation on investments         213,827          (28,284)           35,718          187,623           718,343
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         222,298          (34,902)           33,167          203,607           731,896
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      219,238   $      (18,229)   $       31,496   $      231,149  $        727,825
                                ==============   ==============    ==============   ==============  ================
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $        9,657   $      159,906    $       21,943   $      459,719  $        238,770
Dividends from net realized
   gains on investments                350,540               --           115,401          414,591           742,723
Mortality and expense
   guarantees:
    VUL I                                   --          (20,088)               --               --                --
    VUL--CV                            (35,895)              --           (18,599)         (45,980)          (72,583)
    VUL--DB                             (5,069)              --            (1,485)         (13,633)          (15,593)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           319,233          139,818           117,260          814,697           893,317
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (26,825)         (20,058)          (44,534)         (37,050)          (35,065)
Net change in unrealized
   appreciation or
   depreciation on investments        (817,993)         133,439          (648,551)      (1,161,208)       (4,001,340)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (844,818)         113,381          (693,085)      (1,198,258)       (4,036,405)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (525,585)  $      253,199    $     (575,825)  $     (383,561) $     (3,143,088)
                                ==============   ==============    ==============   ==============  ================
------------------------------

                                JANUS ASPEN
                                SERIES GLOBAL                   LN
                                TECHNOLOGY      LN              CAPITAL
                                SERVICE CLASS   BOND            APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $          --   $           --
 - Dividends from net realized
   gains on investments                    --              --               --
 - Mortality and expense
   guarantees -- VUL I                     --              --               --
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --              --               --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --              --               --
Net change in unrealized
   appreciation or
   depreciation on investments             --              --               --
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --              --               --
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $          --   $           --
                                ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          --   $      21,511   $           --
Dividends from net realized
   gains on investments                    --              --               --
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    LVUL                                   --          (1,523)          (2,227)
    VUL--DB                                --              (3)             (13)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --          19,985           (2,240)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --            (144)          24,904
Net change in unrealized
   appreciation or
   depreciation on investments             --         (45,375)         209,924
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --         (45,519)         234,828
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $     (25,534)  $      232,588
                                ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       4,754   $     494,240   $           --
Dividends from net realized
   gains on investments                    --              --          216,474
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    VUL--CV                              (862)        (41,650)         (34,731)
    VUL--DB                              (305)         (3,278)          (4,498)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            3,587         449,312          177,245
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (6,470)         12,040           (3,150)
Net change in unrealized
   appreciation or
   depreciation on investments       (161,220)        182,850       (1,422,694)
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (167,690)        194,890       (1,425,844)
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (164,103)  $     644,202   $   (1,248,599)
                                ==============  ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                LN              LN                LN              LN              MFS             MFS
                                EQUITY-         GLOBAL ASSET      MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME          ALLOCATION        MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $            --   $      19,001   $          --   $           --  $          --
 - Dividends from net realized
   gains on investments                    --                --              --              --               --             --
 - Mortality and expense
   guarantees -- VUL I                     --                --          (3,216)             --             (252)          (451)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --                --          15,785              --             (252)          (451)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --                --              --              --              592            599
Net change in unrealized
   appreciation or
   depreciation on investments             --                --              --              --           41,059         18,520
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --                --              --              --           41,651         19,119
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $            --   $      15,785   $          --   $       41,399  $      18,668
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         297   $           374   $     293,414   $       1,906   $           --  $      23,209
Dividends from net realized
   gains on investments                    --                --              --              --               --         43,039
Mortality and expense
   guarantees:
    VUL I                                  --                --         (34,391)             --          (10,782)       (11,122)
    LVUL                                 (153)             (133)        (13,538)         (1,071)          (8,916)        (1,110)
    VUL--DB                                (2)               (2)           (135)             (2)             (10)            (9)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              142               239         245,350             833          (19,708)        54,007
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            519                12              --           2,621           61,460          1,031
Net change in unrealized
   appreciation or
   depreciation on investments          7,477             6,950              --          41,921        2,881,313        (24,617)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          7,996             6,962              --          44,542        2,942,773        (23,586)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       8,138   $         7,201   $     245,350   $      45,375   $    2,923,065  $      30,421
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       5,315   $            --   $     931,333   $       6,836   $           --  $     118,257
Dividends from net realized
   gains on investments               139,852            18,793              --          70,948          623,582         22,034
Mortality and expense
   guarantees:
    VUL I                                  --                --         (32,998)             --          (31,628)       (15,806)
    VUL--CV                            (3,424)           (1,575)        (59,897)         (6,368)         (59,376)        (7,707)
    VUL--DB                              (556)             (119)        (29,772)           (193)          (6,897)        (1,237)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          141,187            17,099         808,666          71,223          525,681        115,541
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (15,177)          (10,778)             --             916          187,264          7,017
Net change in unrealized
   appreciation or
   depreciation on investments        (54,510)          (21,545)             --        (157,135)      (4,111,546)       375,459
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (69,687)          (32,323)             --        (156,219)      (3,924,282)       382,476
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      71,500   $       (15,224)  $     808,666   $     (84,996)  $   (3,398,601) $     498,017
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $            --   $           --
 - Dividends from net realized
   gains on investments                      --               --
 - Mortality and expense
   guarantees -- VUL I                     (319)              --
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               (319)              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                              600               --
Net change in unrealized
   appreciation or
   depreciation on investments           15,337               --
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                           15,937               --
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $        15,618   $           --
                                ================  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $         7,124   $           --
Dividends from net realized
   gains on investments                  35,818               --
Mortality and expense
   guarantees:
    VUL I                                (6,403)              --
    LVUL                                   (853)            (774)
    VUL--DB                                  (3)              (2)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             35,683             (776)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           20,214            7,203
Net change in unrealized
   appreciation or
   depreciation on investments          281,617          159,991
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          301,831          167,194
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       337,514   $      166,418
                                ================  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       144,644   $           --
Dividends from net realized
   gains on investments                  62,373              605
Mortality and expense
   guarantees:
    VUL I                               (13,236)              --
    VUL--CV                             (10,712)         (21,630)
    VUL--DB                              (2,077)          (2,775)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            180,992          (23,800)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           82,844           26,333
Net change in unrealized
   appreciation or
   depreciation on investments         (105,137)        (899,317)
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          (22,293)        (872,984)
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       158,699   $     (896,784)
                                ================  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Operations (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                                                  TEMPLETON
                                                OCC             OCC             TEMPLETON         TEMPLETON       INTERNATIONAL
                                NB AMT          ACCUMULATION    ACCUMULATION    ASSET             INTERNATIONAL   SECURITIES
                                PARTNERS        GLOBAL EQUITY   MANAGED         STRATEGY          SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $     1,059     $        --     $            --   $          --   $          --
 - Dividends from net realized
   gains on investments                    --         3,647               2                  --              --              --
 - Mortality and expense
   guarantees -- VUL I                     --          (104)           (140)                (45)           (582)             --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)               --         4,602            (138)                (45)           (582)             --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                             --           660              85                 234            (357)             --
Net change in unrealized
   appreciation or
   depreciation on investments             --         1,012           4,808               2,272          21,136              --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                             --         1,672           4,893               2,506          20,779              --
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $          --   $     6,274     $     4,755     $         2,461   $      20,197   $          --
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $          --   $     7,695     $     3,979     $         1,857   $      32,375   $          --
Dividends from net realized
   gains on investments                    --        80,398           8,929              10,335         112,459              --
Mortality and expense
   guarantees:
    VUL I                                  --        (2,314)         (4,000)             (1,295)        (16,129)             --
    LVUL                                 (436)           --              --                  --              --            (906)
    VUL--DB                                (2)           --              --                  --              --               3
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (438)       85,779           8,908              10,897         128,705            (903)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                         (2,057)        5,559             851                  48           6,081             (86)
Net change in unrealized
   appreciation or
   depreciation on investments          4,883       (20,051)         (1,286)             23,978         348,831          86,846
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          2,826       (14,492)           (435)             24,026         354,912          86,760
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       2,388   $    71,287     $     8,473     $        34,923   $     483,617   $      85,857
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       1,887   $     6,950     $    11,432     $         7,768   $      64,609   $      35,897
Dividends from net realized
   gains on investments                40,116        79,742          63,838              53,229         385,338         238,489
Mortality and expense
   guarantees:
    VUL I                                  --        (5,660)         (6,506)             (2,915)        (28,127)             --
    VUL--CV                            (2,683)           --              --                  --              --         (16,576)
    VUL--DB                              (440)           --              --                  --              --            (932)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           38,880        81,032          68,764              58,082         421,820         256,878
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (11,776)       (8,348)        (14,743)             (3,291)         (3,685)        (22,074)
Net change in unrealized
   appreciation or
   depreciation on investments        (21,844)      (39,703)         16,939             (55,632)       (506,147)       (265,839)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (33,620)      (48,051)          2,196             (58,923)       (509,832)       (287,913)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       5,260   $    32,981     $    70,960     $          (841)  $     (88,012)  $     (31,035)
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------

                                                TEMPLETON
                                TEMPLETON       GROWTH
                                GROWTH          SECURITIES
                                SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT
------------------------------
Period From June 18, 1998 to
   December 31, 1998
Net Investment Income (Loss):
 - Dividends from investment
   income                       $          --   $           --
 - Dividends from net realized
   gains on investments                    --               --
 - Mortality and expense
   guarantees -- VUL I                   (108)              --
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             (108)              --
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                            (71)              --
Net change in unrealized
   appreciation or
   depreciation on investments          2,721               --
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                          2,650               --
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       2,542   $           --
                                ==============  ==============
------------------------------
Year Ended December 31, 1999
Net Investment Income (Loss):
Dividends from investment
   income                       $       3,072   $           --
Dividends from net realized
   gains on investments                14,216               --
Mortality and expense
   guarantees:
    VUL I                              (2,335)              --
    LVUL                                   --              (68)
    VUL--DB                                --               (2)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           14,953              (70)
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                           (193)             196
Net change in unrealized
   appreciation or
   depreciation on investments         69,824            5,753
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                         69,631            5,949
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      84,584   $        5,879
                                ==============  ==============
------------------------------
Year ended December 31, 2000
Net Investment Income (Loss):
Dividends from investment
   income                       $       6,163   $        1,623
Dividends from net realized
   gains on investments               116,468           39,429
Mortality and expense
   guarantees:
    VUL I                              (4,680)              --
    VUL--CV                                --           (1,544)
    VUL--DB                                --             (499)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          117,951           39,009
Net Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on
   investments                        (44,051)          (6,551)
Net change in unrealized
   appreciation or
   depreciation on investments        (38,525)         (11,681)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (82,576)         (18,232)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $      35,375   $       20,777
                                ==============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      145,536  $         8,986   $         9,031   $         44,796  $            --
 - Net realized gain (loss) on
   investments                          13,135              572              (231)             1,004               --
 - Net change in unrealized
   appreciation or
   depreciation on investments         502,853           44,531            (7,193)            70,745               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           661,524           54,089             1,607            116,545               --
------------------------------
Change From Unit Transactions:
 - Participant purchases            20,516,015          440,198           220,792            871,193               --
 - Participant withdrawals          (6,789,814)         (27,149)          (42,127)           (56,295)              --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                13,726,201          413,049           178,665            814,898               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS        14,387,725          467,138           180,272            931,443               --
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             14,387,725          467,138           180,272            931,443               --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            1,398,689           61,457            25,770            329,960            4,102
 - Net realized gain (loss) on
   investments                         528,621           57,689            (1,348)            82,345              282
 - Net change in unrealized
   appreciation or
   depreciation on investments      11,833,812          894,541           (32,495)         1,409,677           33,598
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        13,761,122        1,013,687            (8,073)         1,821,982           37,982
------------------------------
Change From Unit Transactions:
 - Participant purchases           139,928,307        2,409,008           354,673          9,187,445          178,708
 - Participant withdrawals         (48,553,197)        (324,017)          (66,027)          (901,664)          (7,977)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                91,375,110        2,084,991           288,646          8,285,781          170,731
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS       105,136,232        3,098,678           280,573         10,107,763          208,713
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            119,523,957        3,565,816           460,845         11,039,206          208,713
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            8,120,467           68,161            31,134            517,753          115,901
 - Net realized gain (loss) on
   investments                         591,147          139,558            (6,608)            90,773           11,065
 - Net change in unrealized
   appreciation or
   depreciation on investments     (31,899,928)        (667,068)          (24,290)        (5,829,383)        (463,543)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       (23,188,314)        (459,349)              236         (5,220,857)        (336,577)
------------------------------
Change From Unit Transactions:
 - Participant purchases           277,808,659          917,422           163,106         18,154,950        2,411,185
 - Participant withdrawals        (111,675,004)        (418,043)          (69,305)        (2,793,693)        (283,383)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               166,133,655          499,379            93,801         15,361,257        2,127,802
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE IN NET ASSETS       142,945,341           40,030            94,037         10,140,400        1,791,225
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  262,469,298  $     3,605,846   $       554,882   $     21,179,606  $     1,999,938
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         37,353  $         --
 - Net realized gain (loss) on
   investments                             2,502            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            69,059            --
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             108,914            --
------------------------------
Change From Unit Transactions:
 - Participant purchases               1,007,254            --
 - Participant withdrawals               (61,324)           --
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                     945,930            --
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           1,054,844            --
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                1,054,844            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                165,113         1,051
 - Net realized gain (loss) on
   investments                            94,081             2
 - Net change in unrealized
   appreciation or
   depreciation on investments         1,487,488           622
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           1,746,682         1,675
------------------------------
Change From Unit Transactions:
 - Participant purchases              12,407,218        49,345
 - Participant withdrawals            (1,112,168)       (2,701)
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                  11,295,050        46,644
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS          13,041,732        48,319
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                               14,096,576        48,319
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              1,006,244       (16,471)
 - Net realized gain (loss) on
   investments                            54,495       (46,343)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (5,395,607)     (394,729)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (4,334,868)     (457,543)
------------------------------
Change From Unit Transactions:
 - Participant purchases              21,570,568     8,032,918
 - Participant withdrawals            (3,671,947)     (398,473)
                                ----------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                  17,898,621     7,634,445
                                ----------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS          13,563,753     7,176,902
                                ----------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     27,660,329  $  7,225,221
                                ================  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                AFIS          AFIS            BARON             DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-       GLOBAL SMALL    CAPITAL           VIT             VIT             VIT
                                INCOME        CAPITALIZATION  ASSET             EAFE            EQUITY 500      SMALL CAP
                                CLASS 2       CLASS 2         12B1              EQUITY INDEX    INDEX           INDEX
                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --   $         --   $            --   $          --   $       28,782  $         --
 - Net realized gain (loss) on
   investments                            --             --                --              --            3,674            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            --             --                --              --          111,040            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --             --                --              --          143,496            --
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --             --                --              --        2,738,345            --
 - Participant withdrawals                --             --                --              --          (53,631)           --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --             --                --              --        2,684,714            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --             --                --              --        2,828,210            --
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --             --                --              --        2,828,210            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                214            105              (253)         26,866          113,974        17,719
 - Net realized gain (loss) on
   investments                            (1)             6              (623)          2,214          121,178           614
 - Net change in unrealized
   appreciation or
   depreciation on investments          (100)           195            29,918          39,201        1,738,936        38,073
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             113            306            29,042          68,281        1,974,088        56,406
------------------------------
Change From Unit Transactions:
 - Participant purchases               1,320            991           295,372         582,674       16,329,550       459,957
 - Participant withdrawals              (138)          (109)          (25,121)        (37,848)      (1,021,337)      (16,234)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                   1,182            882           270,251         544,826       15,308,213       443,723
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           1,295          1,188           299,293         613,107       17,282,301       500,129
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                1,295          1,188           299,293         613,107       20,110,511       500,129
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (4,621)        (2,131)           (3,543)         15,230         (184,261)          961
 - Net realized gain (loss) on
   investments                          (364)       (43,833)            6,090         (13,638)         226,998        19,708
 - Net change in unrealized
   appreciation or
   depreciation on investments        95,631        (91,714)          (31,003)       (213,470)      (2,918,630)      (83,719)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          90,646       (137,678)          (28,456)       (211,878)      (2,875,893)      (63,050)
------------------------------
Change From Unit Transactions:
 - Participant purchases           2,417,815        986,946           877,721       1,307,404       17,606,419     1,949,957
 - Participant withdrawals           (80,546)       (79,260)         (156,477)       (236,103)      (4,001,013)     (234,881)
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               2,337,269        907,686           721,244       1,071,301       13,605,406     1,715,076
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       2,427,915        770,008           692,788         859,423       10,729,513     1,652,026
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,429,210   $    771,196   $       992,081   $   1,472,530   $   30,840,024  $  2,152,155
                                ============   ============   ================  ==============  ==============  ============
------------------------------


                                DGPF        DGPF
                                HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                        $     --   $         --
 - Net realized gain (loss) on
   investments                         --             --
 - Net change in unrealized
   appreciation or
   depreciation on investments         --             --
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           --             --
------------------------------
Change From Unit Transactions:
 - Participant purchases               --             --
 - Participant withdrawals             --             --
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                   --             --
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS           --             --
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                --             --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           4,166            (59)
 - Net realized gain (loss) on
   investments                       (227)           140
 - Net change in unrealized
   appreciation or
   depreciation on investments     (3,867)           812
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           72            893
------------------------------
Change From Unit Transactions:
 - Participant purchases          202,822         70,663
 - Participant withdrawals        (11,012)        (2,381)
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS              191,810         68,282
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS      191,882         69,175
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                           191,882         69,175
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           5,745            213
 - Net realized gain (loss) on
   investments                     (6,991)           236
 - Net change in unrealized
   appreciation or
   depreciation on investments    (76,502)       (30,803)
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS      (77,748)       (30,354)
------------------------------
Change From Unit Transactions:
 - Participant purchases          612,113        282,992
 - Participant withdrawals        (98,100)       (21,072)
                                 --------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS              514,013        261,920
                                 --------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS      436,265        231,566
                                 --------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $628,147   $    300,741
                                 ========   ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                                                        FIDELITY        FIDELITY
                                DGPF          DGPF                                      VIP             VIP
                                EMERGING      SMALL CAP     DGPF          DGPF          EQUITY-         GROWTH
                                MARKETS       VALUE         REIT          TREND         INCOME          SERVICE CLASS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      (17)   $       (247) $        --   $       (225) $         (881) $         --
 - Net realized gain (loss) on
   investments                         (75)            946           --            593           1,374            --
 - Net change in unrealized
   appreciation or
   depreciation on investments        (512)         19,663           --         30,739          48,819            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (604)         20,362           --         31,107          49,312            --
------------------------------
Change From Unit Transactions:
 - Participant purchases            15,958         278,003           --        316,822         874,010            --
 - Participant withdrawals          (1,610)        (18,198)          --        (10,588)        (59,221)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                14,348         259,805           --        306,234         814,789            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS        13,744         280,167           --        337,341         864,101            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                             13,744         280,167           --        337,341         864,101            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             (700)            866          (17)        (8,726)         34,697            --
 - Net realized gain (loss) on
   investments                         618         (14,536)         (19)        22,249           5,664            --
 - Net change in unrealized
   appreciation or
   depreciation on investments     106,630         (17,712)          47        899,442         (12,316)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       106,548         (31,382)          11        912,965          28,045            --
------------------------------
Change From Unit Transactions:
 - Participant purchases           667,277       2,370,132        9,578      2,605,257       4,049,302            --
 - Participant withdrawals         (44,689)       (266,984)        (739)      (202,326)       (426,450)           --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               622,588       2,103,148        8,839      2,402,931       3,622,852            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       729,136       2,071,766        8,850      3,315,896       3,650,897            --
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            742,880       2,351,933        8,850      3,653,237       4,514,998            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            5,063          44,352         (202)       288,425         318,711        (2,009)
 - Net realized gain (loss) on
   investments                      17,360          24,242        4,794        147,718         (29,769)       (2,186)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (259,199)        721,013       38,476     (2,279,088)         94,901      (118,457)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS      (236,776)        789,607       43,068     (1,842,945)        383,843      (122,652)
------------------------------
Change From Unit Transactions:
 - Participant purchases           790,339       3,359,553      449,489     10,785,443       1,028,971     1,308,553
 - Participant withdrawals        (159,262)     (1,017,048)     (61,780)    (1,274,208)       (746,528)      (56,809)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               631,077       2,342,505      387,709      9,511,235         282,443     1,251,744
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       394,301       3,132,112      430,777      7,668,290         666,286     1,129,092
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $1,137,181    $  5,484,045  $   439,627   $ 11,321,527  $    5,181,284  $  1,129,092
                                ==========    ============  ============  ============  ==============  ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY
                                HIGH           VIP II
                                INCOME         ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --   $          (73)
 - Net realized gain (loss) on
   investments                            --              362
 - Net change in unrealized
   appreciation or
   depreciation on investments            --            4,003
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --            4,292
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --           86,282
 - Participant withdrawals                --           (9,144)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --           77,138
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --           81,430
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --           81,430
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                 --            5,625
 - Net realized gain (loss) on
   investments                            --            1,235
 - Net change in unrealized
   appreciation or
   depreciation on investments            --           55,916
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --           62,776
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --          844,190
 - Participant withdrawals                --          (90,989)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --          753,201
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --          815,977
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                   --          897,407
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               (902)          83,240
 - Net realized gain (loss) on
   investments                        (3,001)          (1,945)
 - Net change in unrealized
   appreciation or
   depreciation on investments       (53,551)        (126,313)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (57,454)         (45,018)
------------------------------
Change From Unit Transactions:
 - Participant purchases             552,760          211,893
 - Participant withdrawals           (32,376)        (156,999)
                                ------------   --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 520,384           54,894
                                ------------   --------------
------------------------------
TOTAL INCREASE IN NET ASSETS         462,930            9,876
                                ------------   --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    462,930   $      907,283
                                ============   ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                               FIDELITY                       JANUS        JANUS
                                  FIDELITY       FIDELITY      VIP III        JANUS           ASPEN        ASPEN
                                  VIP II         VIP II        GROWTH         ASPEN           SERIES       SERIES GLOBAL
                                  CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE    TECHNOLOGY
                                  SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH       SERVICE CLASS
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                         $         --   $       (461) $         --   $           --  $         -- $         --
 - Net realized gain (loss) on
   investments                              --             72            --               --            --           --
 - Net change in unrealized
   appreciation or
   depreciation on investments              --          5,094            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                --          4,705            --               --            --           --
------------------------------
Change From Unit Transactions:
 - Participant purchases                    --        474,803            --               --            --           --
 - Participant withdrawals                  --        (30,157)           --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                        --        444,646            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS                --        449,351            --               --            --           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                     --        449,351            --               --            --           --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               (3,060)        16,673        (1,671)          27,542        (4,071)           --
 - Net realized gain (loss) on
   investments                           8,471         (6,618)       (2,551)          15,984        13,553           --
 - Net change in unrealized
   appreciation or
   depreciation on investments         213,827        (28,284)       35,718          187,623       718,343           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS           219,238        (18,229)       31,496          231,149       727,825           --
------------------------------
Change From Unit Transactions:
 - Participant purchases             2,269,529      2,084,025     1,526,114        2,965,963     3,562,159           --
 - Participant withdrawals            (117,183)      (202,400)      (72,548)        (187,384)     (197,988)           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 2,152,346      1,881,625     1,453,566        2,778,579     3,364,171           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         2,371,584      1,863,396     1,485,062        3,009,728     4,091,996           --
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                              2,371,584      2,312,747     1,485,062        3,009,728     4,091,996           --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                              319,233        139,818       117,260          814,697       893,317        3,587
 - Net realized gain (loss) on
   investments                         (26,825)       (20,058)      (44,534)         (37,050)      (35,065)       (6,470)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (817,993)       133,439      (648,551)      (1,161,208)   (4,001,340)     (161,220)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (525,585)       253,199      (575,825)        (383,561)   (3,143,088)     (164,103)
------------------------------
Change From Unit Transactions:
 - Participant purchases             7,534,722        675,215     3,373,942       10,996,038    18,696,745    1,055,154
 - Participant withdrawals          (1,165,451)      (452,412)     (540,201)      (1,457,086)   (2,068,734)      (69,743)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 6,369,271        222,803     2,833,741        9,538,952    16,628,011      985,411
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         5,843,686        476,002     2,257,916        9,155,391    13,484,923      821,308
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $  8,215,270   $  2,788,749  $  3,742,978   $   12,165,119  $ 17,576,919 $    821,308
                                  ============   ============  ============   ==============  ============ ============
------------------------------


                                              LN
                                LN            CAPITAL
                                BOND          APPRECIATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $         --  $         --
 - Net realized gain (loss) on
   investments                            --            --
 - Net change in unrealized
   appreciation or
   depreciation on investments            --            --
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              --            --
------------------------------
Change From Unit Transactions:
 - Participant purchases                  --            --
 - Participant withdrawals                --            --
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                      --            --
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS              --            --
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                   --            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             19,985        (2,240)
 - Net realized gain (loss) on
   investments                          (144)       24,904
 - Net change in unrealized
   appreciation or
   depreciation on investments       (45,375)      209,924
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (25,534)      232,588
------------------------------
Change From Unit Transactions:
 - Participant purchases           2,337,796     2,171,761
 - Participant withdrawals           (61,866)      (96,690)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               2,275,930     2,075,071
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       2,250,396     2,307,659
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            2,250,396     2,307,659
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            449,312       177,245
 - Net realized gain (loss) on
   investments                        12,040        (3,150)
 - Net change in unrealized
   appreciation or
   depreciation on investments       182,850    (1,422,694)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         644,202    (1,248,599)
------------------------------
Change From Unit Transactions:
 - Participant purchases           8,189,642     6,070,820
 - Participant withdrawals        (1,311,285)     (817,761)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               6,878,357     5,253,059
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       7,522,559     4,004,460
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  9,772,955  $  6,312,119
                                ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                              LN
                                LN            GLOBAL            LN            LN            MFS           MFS
                                EQUITY-       ASSET             MONEY         SOCIAL        EMERGING      TOTAL
                                INCOME        ALLOCATION        MARKET        AWARENESS     GROWTH        RETURN
                                SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $        --   $          --     $     15,785  $        --   $       (252) $         (451)
 - Net realized gain (loss) on
   investments                           --              --               --           --            592             599
 - Net change in unrealized
   appreciation or
   depreciation on investments           --              --               --           --         41,059          18,520
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS             --              --           15,785           --         41,399          18,668
------------------------------
Change From Unit Transactions:
 - Participant purchases                 --              --       10,886,091           --        308,188         608,312
 - Participant withdrawals               --              --       (6,303,498)          --        (18,804)        (24,996)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                     --              --        4,582,593           --        289,384         583,316
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS             --              --        4,598,378           --        330,783         601,984
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                  --              --        4,598,378           --        330,783         601,984
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                               142             239          245,350          833        (19,708)         54,007
 - Net realized gain (loss) on
   investments                          519              12               --        2,621         61,460           1,031
 - Net change in unrealized
   appreciation or
   depreciation on investments        7,477           6,950               --       41,921      2,881,313         (24,617)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          8,138           7,201          245,350       45,375      2,923,065          30,421
------------------------------
Change From Unit Transactions:
 - Participant purchases            214,187         117,417       52,799,689      556,555      6,133,471       2,244,107
 - Participant withdrawals           (7,825)         (5,118)     (41,249,576)     (23,513)      (454,888)       (255,790)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                206,362         112,299       11,550,113      533,042      5,678,583       1,988,317
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        214,500         119,500       11,795,463      578,417      8,601,648       2,018,738
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             214,500         119,500       16,393,841      578,417      8,932,431       2,620,722
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           141,187          17,099          808,666       71,223        525,681         115,541
 - Net realized gain (loss) on
   investments                      (15,177)        (10,778)              --          916        187,264           7,017
 - Net change in unrealized
   appreciation or
   depreciation on investments      (54,510)        (21,545)              --     (157,135)    (4,111,546)        375,459
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         71,500         (15,224)         808,666      (84,996)    (3,398,601)        498,017
------------------------------
Change From Unit Transactions:
 - Participant purchases            684,572         205,557       94,595,290      601,580     11,979,290       2,215,944
 - Participant withdrawals         (116,732)       (105,657)     (82,477,276)    (101,961)    (1,714,857)       (762,189)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                567,840          99,900       12,118,014      499,619     10,264,433       1,453,755
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        639,340          84,676       12,926,680      414,623      6,865,832       1,951,772
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   853,840   $     204,176     $ 29,320,521  $   993,040   $ 15,798,263  $    4,572,494
                                ============  ==============    ============  ============  ============  ==============
------------------------------


                                              NB AMT
                                MFS           MID-CAP
                                UTILITIES     GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $       (319) $         --
 - Net realized gain (loss) on
   investments                           600            --
 - Net change in unrealized
   appreciation or
   depreciation on investments        15,337            --
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          15,618            --
------------------------------
Change From Unit Transactions:
 - Participant purchases             323,546            --
 - Participant withdrawals           (11,122)           --
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 312,424            --
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS         328,042            --
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              328,042            --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                             35,683          (776)
 - Net realized gain (loss) on
   investments                        20,214         7,203
 - Net change in unrealized
   appreciation or
   depreciation on investments       281,617       159,991
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         337,514       166,418
------------------------------
Change From Unit Transactions:
 - Participant purchases           1,371,422       540,452
 - Participant withdrawals          (162,695)      (17,052)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               1,208,727       523,400
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       1,546,241       689,818
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                            1,874,283       689,818
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            180,992       (23,800)
 - Net realized gain (loss) on
   investments                        82,844        26,333
 - Net change in unrealized
   appreciation or
   depreciation on investments      (105,137)     (899,317)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         158,699      (896,784)
------------------------------
Change From Unit Transactions:
 - Participant purchases           4,038,110     5,613,017
 - Participant withdrawals          (504,644)     (658,032)
                                ------------  ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS               3,533,466     4,954,985
                                ------------  ------------
------------------------------
TOTAL INCREASE IN NET ASSETS       3,692,165     4,058,201
                                ------------  ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  5,566,448  $  4,748,019
                                ============  ============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Statements of Changes in Net Assets (continued)
Period from June 18, 1998 (inception) to December 31, 1998 and the Years Ended December 31, 1999 and 2000

                                                  OCC                                                              TEMPLETON
                                                  ACCUMULATION    OCC             TEMPLETON         TEMPLETON      INTERNATIONAL
                                  NB AMT          GLOBAL          ACCUMULATION    ASSET             INTERNATIONAL  SECURITIES
                                  PARTNERS        EQUITY          MANAGED         STRATEGY          SECURITIES     CLASS 2
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Changes From Operations:
 - Net investment income
   (loss)                         $          --   $     4,602     $       (138)   $         (45)    $       (582)  $         --
 - Net realized gain (loss) on
   investments                               --           660               85              234             (357)            --
 - Net change in unrealized
   appreciation or
   depreciation on investments               --         1,012            4,808            2,272           21,136             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                 --         6,274            4,755            2,461           20,197             --
------------------------------
Change From Unit Transactions:
 - Participant purchases                     --        96,433          188,146           37,943          643,263             --
 - Participant withdrawals                   --        (5,799)          (9,805)          (3,417)         (35,182)            --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                         --        90,634          178,341           34,526          608,081             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS                 --        96,908          183,096           36,987          628,278             --
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                                      --        96,908          183,096           36,987          628,278             --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                  (438)       85,779            8,908           10,897          128,705           (903)
 - Net realized gain (loss) on
   investments                           (2,057)        5,559              851               48            6,081            (86)
 - Net change in unrealized
   appreciation or
   depreciation on investments            4,883       (20,051)          (1,286)          23,978          348,831         86,846
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              2,388        71,287            8,473           34,923          483,617         85,857
------------------------------
Change From Unit Transactions:
 - Participant purchases                320,403       475,911          731,060          274,773        2,425,159      1,275,318
 - Participant withdrawals             (141,809)      (57,530)         (90,269)         (41,600)        (430,555)       (53,195)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                    178,594       418,381          640,791          233,173        1,994,604      1,222,123
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS            180,982       489,668          649,264          268,096        2,478,221      1,307,980
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                                 180,982       586,576          832,360          305,083        3,106,499      1,307,980
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                                38,880        81,032           68,764           58,082          421,820        256,878
 - Net realized gain (loss) on
   investments                          (11,776)       (8,348)         (14,743)          (3,291)          (3,685)       (22,074)
 - Net change in unrealized
   appreciation or
   depreciation on investments          (21,844)      (39,703)          16,939          (55,632)        (506,147)      (265,839)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS              5,260        32,981           70,960             (841)         (88,012)       (31,035)
------------------------------
Change From Unit Transactions:
 - Participant purchases                596,217       267,798          161,200          137,207        1,136,943      2,669,247
 - Participant withdrawals             (151,531)      (78,902)        (174,577)         (52,008)        (342,457)      (362,166)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                    444,686       188,896          (13,377)          85,199          794,486      2,307,081
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE IN NET ASSETS            449,946       221,877           57,583           84,358          706,474      2,276,046
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $     630,928   $   808,453     $    889,943    $     389,441     $  3,812,973   $  3,584,026
                                  ==============  ==============  ==============  ==============    ============   ============
------------------------------

                                              TEMPLETON
                                TEMPLETON     GROWTH
                                GROWTH        SECURITIES
                                SECURITIES    CLASS 2
                                SUBACCOUNT    SUBACCOUNT
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                       $      (108)  $           --
 - Net realized gain (loss) on
   investments                          (71)              --
 - Net change in unrealized
   appreciation or
   depreciation on investments        2,721               --
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          2,542               --
------------------------------
Change From Unit Transactions:
 - Participant purchases            100,433               --
 - Participant withdrawals           (7,747)              --
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 92,686               --
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS         95,228               --
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1998                              95,228               --
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                            14,953              (70)
 - Net realized gain (loss) on
   investments                         (193)             196
 - Net change in unrealized
   appreciation or
   depreciation on investments       69,824            5,753
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         84,584            5,879
------------------------------
Change From Unit Transactions:
 - Participant purchases            387,649           67,905
 - Participant withdrawals          (58,352)          (6,460)
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                329,297           61,445
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        413,881           67,324
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   1999                             509,109           67,324
------------------------------
Changes From Operations:
 - Net investment income
   (loss)                           117,951           39,009
 - Net realized gain (loss) on
   investments                      (44,051)          (6,551)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (38,525)         (11,681)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         35,375           20,777
------------------------------
Change From Unit Transactions:
 - Participant purchases            150,668          385,224
 - Participant withdrawals          (73,872)         (68,164)
                                ------------  --------------
------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   UNIT TRANSACTIONS                 76,796          317,060
                                ------------  --------------
------------------------------
TOTAL INCREASE IN NET ASSETS        112,171          337,837
                                ------------  --------------
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   621,280   $      405,161
                                ============  ==============
------------------------------

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements

1. Accounting policies and variable account information
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of three variable universal life
   (VUL) products which are listed below.

     -  VUL I

     -  VUL-CV

     -  VUL-DB

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 46 mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

   American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS Growth-Income Class 2 Fund
     AFIS Global Small Capitlization Class 2 Fund

   Baron Capital Funds Trust:
     Baron Capital Asset 12b1 Fund

   Deutsche Asset Management VIT Funds Trust (Deutsche):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series
     DGPF Devon Series
     DGPF Emerging Markets Series
     DGPF Small Cap Value Series
     DGPF REIT Series
     DGPF Trend Series

   Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio
     Growth Service Class Portfolio
     High Income Service Class Portfolio

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

   Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Contrafund Service Class Portfolio
     Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III:
     Growth Opportunities Service Class Portfolio

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service
     Class Portfolio

   Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio

   OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund
     Templeton International Securities Fund
     Templeton International Securities Class 2 Fund
     Templeton Growth Securities Fund
     Templeton Growth Securities Class 2 Fund

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

2. Mortality and expense guarantees & other transactions with affiliate Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the three policy types within the Variable Account:

     - VUL I - annual rate of .80% for policy years one through twelve and .55% thereafter.

     - VUL-CV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

     - VUL-DB - annual rate of .90% for policy years one through nineteen and .20% thereafter.

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 amounted to $7,847,847, $3,155,407 and $562,526, respectively.

   Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the three policy types within the Variable Account. Administrative fees for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 totaled $1,949,174, $347,173 and $28,319, respectively.

     - VUL I and VUL-CV are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.

     - VUL-DB is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2000 and 1999 and the the period ended December 31, 1998 amounted to $21,185,068, $5,399,180 and $501,514, respectively.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 2000, transfer fees of $600 were deducted from the variable subaccounts. No such fees were deducted in 1999 or 1998.

   Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2000 and 1999 and the period ended December 31, 1998 were $102,984, $351,525 and $3,764, respectively.

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)

3. Net Assets

   The following is a summary of net assets owned at December 31, 2000.

                                         AIM V.I.      AIM V.I.                    AIM V.I.                     AFIS
                                         CAPITAL       DIVERSIFIED   AIM V.I.      INTERNATIONAL  AIM V.I.      GROWTH
                                         APPRECIATION  INCOME        GROWTH        EQUITY         VALUE         CLASS 2
                           COMBINED      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units      $271,234,966  $ 2,997,419   $   561,112   $ 24,461,936  $  2,298,533   $ 30,139,601  $7,681,089
Accumulated net
   investment income
   (loss)                     9,664,692      138,604        65,935        892,509       120,003      1,208,710     (15,420)
Accumulated net realized
   gain (loss) on
   investments                1,132,903      197,819        (8,187)       174,122        11,347        151,078     (46,341)
Net unrealized
   appreciation
   (depreciation) on
   investments              (19,563,263)     272,004       (63,978)    (4,348,961)     (429,945)    (3,839,060)   (394,107)
                           ------------  ------------  ------------  ------------  ------------   ------------  ----------
-------------------------
                           $262,469,298  $ 3,605,846   $   554,882   $ 21,179,606  $  1,999,938   $ 27,660,329  $7,225,221
                           ============  ============  ============  ============  ============   ============  ==========

                           AFIS
                           GROWTH-
                           INCOME
                           CLASS 2
                           SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $   2,338,451
Accumulated net
   investment income
   (loss)                         (4,407)
Accumulated net realized
   gain (loss) on
   investments                      (365)
Net unrealized
   appreciation
   (depreciation) on
   investments                    95,531
                           -------------
-------------------------
                           $   2,429,210
                           =============

                           AFIS            BARON          DEUTSCHE      DEUTSCHE
                           GLOBAL SMALL    CAPITAL        VIT           VIT
                           CAPITALIZATION  ASSET          EAFE          EQUITY 500
                           CLASS 2         12B 1          EQUITY INDEX  INDEX
                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units        $  908,568    $    991,495    $1,616,127   $  31,598,333
Accumulated net
   investment income
   (loss)                        (2,026)         (3,796)       42,096         (41,505)
Accumulated net realized
   gain (loss) on
   investments                  (43,827)          5,467       (11,424)        351,850
Net unrealized
   appreciation
   (depreciation) on
   investments                  (91,519)         (1,085)     (174,269)     (1,068,654)
                             ----------    -------------   ----------   -------------
-------------------------
                             $  771,196    $    992,081    $1,472,530   $  30,840,024
                             ==========    =============   ==========   =============

                           DEUTSCHE
                           VIT                                      DGPF
                           SMALL CAP      DGPF        DGPF          EMERGING
                           INDEX          HIGH YIELD  DEVON         MARKETS
                           SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
-------------------------
Unit Transactions:
   Accumulation units      $   2,158,799  $ 705,823   $   330,202   $1,268,013
Accumulated net
   investment income
   (loss)                         18,680      9,911           154        4,346
Accumulated net realized
   gain (loss) on
   investments                    20,322     (7,218)          376       17,903
Net unrealized
   appreciation
   (depreciation) on
   investments                   (45,646)   (80,369)      (29,991)    (153,081)
                           -------------  ----------  ------------  ----------
-------------------------
                           $   2,152,155  $ 628,147   $   300,741   $1,137,181
                           =============  ==========  ============  ==========

                                                                                                       FIDELITY
                                                                          FIDELITY      FIDELITY       VIP            FIDELITY
                                DGPF                                      VIP           VIP            HIGH           VIP II
                                SMALL CAP     DGPF          DGPF          EQUITY-       GROWTH         INCOME         ASSET
                                VALUE         REIT          TREND         INCOME        SERVICE CLASS  SERVICE CLASS  MANAGER
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  4,705,458  $   396,548   $ 12,220,400  $  4,720,084  $  1,251,744   $    520,384   $   885,233
Accumulated net investment
   income (loss)                      44,971         (219)       279,474       352,527        (2,009)          (902)       88,792
Accumulated net realized gain
   (loss) on investments              10,652        4,775        170,560       (22,731)       (2,186)        (3,001)         (348)
Net unrealized appreciation
   (depreciation) on
   investments                       722,964       38,523     (1,348,907)      131,404      (118,457)       (53,551)      (66,394)
                                ------------  ------------  ------------  ------------  ------------   ------------   ------------
------------------------------
                                $  5,484,045  $   439,627   $ 11,321,527  $  5,181,284  $  1,129,092   $    462,930   $   907,283
                                ============  ============  ============  ============  ============   ============   ============


                                FIDELITY
                                VIP II
                                CONTRAFUND
                                SERVICE CLASS
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $  8,521,617
Accumulated net investment
   income (loss)                     316,173
Accumulated net realized gain
   (loss) on investments             (18,354)
Net unrealized appreciation
   (depreciation) on
   investments                      (604,166)
                                ------------
------------------------------
                                $  8,215,270
                                ============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)


                                              FIDELITY
                                FIDELITY      VIP III        JANUS
                                VIP II        GROWTH         ASPEN
                                INVESTMENT    OPPORTUNITIES  SERIES
                                GRADE BOND    SERVICE CLASS  BALANCED
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $  2,549,074  $  4,287,307   $ 12,317,531
Accumulated net investment
   income (loss)                     156,030       115,589        842,239
Accumulated net realized gain
   (loss) on investments             (26,604)      (47,085)       (21,066)
Net unrealized appreciation
   (depreciation) on
   investments                       110,249      (612,833)      (973,585)
                                ------------  ------------   ------------
------------------------------
                                $  2,788,749  $  3,742,978   $ 12,165,119
                                ============  ============   ============

                                              JANUS
                                JANUS         ASPEN
                                ASPEN         SERIES
                                SERIES        GLOBAL                       LN            LN
                                WORLDWIDE     TECHNOLOGY     LN            CAPITAL       EQUITY-
                                GROWTH        SERVICE CLASS  BOND          APPRECIATION  INCOME
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $ 19,992,182  $    985,411   $  9,154,287  $  7,328,130  $    774,202
Accumulated net investment
   income (loss)                     889,246         3,587        469,297       175,005       141,329
Accumulated net realized gain
   (loss) on investments             (21,512)       (6,470)        11,896        21,754       (14,658)
Net unrealized appreciation
   (depreciation) on
   investments                    (3,282,997)     (161,220)       137,475    (1,212,770)      (47,033)
                                ------------  ------------   ------------  ------------  ------------
------------------------------
                                $ 17,576,919  $    821,308   $  9,772,955  $  6,312,119  $    853,840
                                ============  ============   ============  ============  ============

                                LN
                                GLOBAL          LN            LN            MFS           MFS                       NB AMT
                                ASSET           MONEY         SOCIAL        EMERGING      TOTAL         MFS         MID-CAP
                                ALLOCATION      MARKET        AWARENESS     GROWTH        RETURN        UTILITIES   GROWTH
                                SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Unit Transactions:
   Accumulation units           $     212,199   $ 28,250,720  $  1,032,661  $ 16,232,400  $  4,025,388  $5,054,617  $  5,478,385
Accumulated net investment
   income (loss)                       17,338      1,069,801        72,056       505,721       169,097     216,356       (24,576)
Accumulated net realized gain
   (loss) on investments              (10,766)            --         3,537       249,316         8,647     103,658        33,536
Net unrealized appreciation
   (depreciation) on
   investments                        (14,595)            --      (115,214)   (1,189,174)      369,362     191,817      (739,326)
                                --------------  ------------  ------------  ------------  ------------  ----------  ------------
------------------------------
                                $     204,176   $ 29,320,521  $    993,040  $ 15,798,263  $  4,572,494  $5,566,448  $  4,748,019
                                ==============  ============  ============  ============  ============  ==========  ============


                                NB AMT
                                PARTNERS
                                SUBACCOUNT
------------------------------
Unit Transactions:
   Accumulation units           $    623,280
Accumulated net investment
   income (loss)                      38,442
Accumulated net realized gain
   (loss) on investments             (13,833)
Net unrealized appreciation
   (depreciation) on
   investments                       (16,961)
                                ------------
------------------------------
                                $    630,928
                                ============

                               OCC
                               ACCUMULATION  OCC
                               GLOBAL        ACCUMULATION
                               EQUITY        MANAGED
                               SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------
Unit Transactions:
   Accumulation units          $ 697,911     $ 805,755
Accumulated net investment
   income (loss)                 171,413        77,534
Accumulated net realized gain
   (loss) on investments          (2,129)      (13,807)
Net unrealized appreciation
   (depreciation) on
   investments                   (58,742)       20,461
                               ------------  ------------
-----------------------------
                               $ 808,453     $ 889,943
                               ============  ============

                                                            TEMPLETON                    TEMPLETON
                               TEMPLETON     TEMPLETON      INTERNATIONAL  TEMPLETON     GROWTH
                               ASSET         INTERNATIONAL  SECURITIES     GROWTH        SECURITIES
                               STRATEGY      SECURITIES     CLASS 2        SECURITIES    CLASS 2
                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------
Unit Transactions:
   Accumulation units          $   352,898   $  3,397,171   $  3,529,204   $   498,779   $    378,505
Accumulated net investment
   income (loss)                    68,934        549,943        255,975       132,796         38,939
Accumulated net realized gain
   (loss) on investments            (3,009)         2,039        (22,160)      (44,315)        (6,355)
Net unrealized appreciation
   (depreciation) on
   investments                     (29,382)      (136,180)      (178,993)       34,020         (5,928)
                               ------------  ------------   ------------   ------------  ------------
-----------------------------
                               $   389,441   $  3,812,973   $  3,584,026   $   621,280   $    405,161
                               ============  ============   ============   ============  ============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
4.   Purchases and sales of investments

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                          AGGREGATE       AGGREGATE
                                          COST OF         PROCEEDS
                                          PURCHASES       FROM SALES
------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $    1,037,159  $      469,453
----------------------------------------
AIM V.I. Diversified Income Fund                 211,439          86,478
----------------------------------------
AIM V.I. Growth Fund                          17,635,560       1,755,390
----------------------------------------
AIM V.I. International Equity Fund             2,698,095         454,266
----------------------------------------
AIM V.I. Value Fund                           20,801,837       1,895,482
----------------------------------------
AFIS Growth Class 2 Fund                       8,853,913       1,235,464
----------------------------------------
AFIS Growth-Income Class 2 Fund                2,427,904          95,096
----------------------------------------
AFIS Global Small Capitlization Class 2
   Fund                                        1,376,990         471,384
----------------------------------------
Baron Capital Asset 12b1 Fund                    865,829         148,071
----------------------------------------
Deutsche VIT EAFE Equity Index Fund            1,535,649         449,038
----------------------------------------
Deutsche VIT Equity 500 Index Fund            17,938,890       4,516,178
----------------------------------------
Deutsche VIT Small Cap Index Fund              2,369,764         653,596
----------------------------------------
DGPF High Yield Series                           644,093         123,687
----------------------------------------
DGPF Devon Series                                285,201          23,050
----------------------------------------
DGPF Emerging Markets Series                     979,403         343,207
----------------------------------------
DGPF Small Cap Value Series                    3,199,890         812,724
----------------------------------------
DGPF REIT Series                                 470,923          83,388
----------------------------------------
DGPF Trend Series                             11,669,289       1,868,949
----------------------------------------
Fidelity VIP Equity-Income Portfolio           1,418,139         816,740
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                             1,368,056         118,245
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                               593,056          73,543
----------------------------------------
Fidelity VIP II Asset Manager Portfolio          310,857         172,683
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                             7,433,720         744,740
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                                     940,672         577,919
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                     3,647,515         696,308
----------------------------------------
Janus Aspen Series Balanced Portfolio         11,960,529       1,606,151
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                  19,005,926       1,483,555
----------------------------------------
Janus Aspen Series Global Technology
   Service Portfolio                           1,065,084          76,033
----------------------------------------
LN Bond Fund                                   8,277,133         948,898
----------------------------------------
LN Capital Appreciation Fund                   6,368,271         937,605
----------------------------------------
LN Equity-Income Fund                          1,005,054         295,978
----------------------------------------
LN Global Asset Allocation Fund                  246,426         129,416
----------------------------------------
LN Money Market Fund                          69,522,363      56,594,253
----------------------------------------
LN Social Awareness Fund                         832,127         261,234
----------------------------------------
MFS Emerging Growth Series                    12,296,502       1,505,547
----------------------------------------
MFS Total Return Series                        2,504,526         934,989
----------------------------------------
MFS Utilities Series                           4,436,170         721,392
----------------------------------------
NB AMT Mid-Cap Growth Portfolio                5,485,978         554,497
----------------------------------------
NB AMT Partners Portfolio                        663,064         179,462
----------------------------------------
OCC Accumulation Global Equity Portfolio         375,274         105,306
----------------------------------------
OCC Accumulation Managed Portfolio               225,618         170,190
----------------------------------------
Templeton Asset Strategy Fund                    208,715          65,416
----------------------------------------
Templeton International Securities Fund        1,484,215         267,727
----------------------------------------
Templeton International Securities
   Class 2 Fund                                2,828,783         264,625
----------------------------------------
Templeton Growth Securities Fund                 905,952         711,175
----------------------------------------
Templeton Growth Securities Class 2 Fund         420,823          64,729
                                          --------------  --------------
----------------------------------------
                                          $  260,832,376  $   86,563,257
                                          ==============  ==============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
5. Investments

   The following is a summary of investments owned at December 31, 2000.

                                             NET
                                SHARES       ASSET   VALUE OF         COST OF
                                OUTSTANDING  VALUE   SHARES           SHARES
------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                           116,929    $30.84  $     3,606,089  $    3,334,085
------------------------------
AIM V.I. Diversified Income
   Fund                            58,536      9.48          554,918         618,896
------------------------------
AIM V.I. Growth Fund              853,384     24.82       21,180,997      25,529,958
------------------------------
AIM V.I. International Equity
   Fund                            99,407     20.12        2,000,068       2,430,013
------------------------------
AIM V.I. Value Fund             1,012,893     27.31       27,662,113      31,501,173
------------------------------
AFIS Growth Class 2 Fund           98,590     73.29        7,225,697       7,619,804
------------------------------
AFIS Growth-Income Class 2
   Fund                            69,154     35.13        2,429,370       2,333,839
------------------------------
AFIS Global Small
   Capitlization Class 2 Fund      54,161     14.24          771,247         862,766
------------------------------
Baron Capital Asset 12b1 Fund      57,482     17.26          992,144         993,229
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                           132,192     11.14        1,472,623       1,646,892
------------------------------
Deutsche VIT Equity 500 Index
   Fund                         2,239,798     13.77       30,842,016      31,910,670
------------------------------
Deutsche VIT Small Cap Index
   Fund                           193,901     11.10        2,152,296       2,197,942
------------------------------
DGPF High Yield Series            104,698      6.00          628,186         708,555
------------------------------
DGPF Devon Series                  25,316     11.88          300,760         330,751
------------------------------
DGPF Emerging Markets Series      180,230      6.31        1,137,253       1,290,334
------------------------------
DGPF Small Cap Value Series       310,731     17.65        5,484,403       4,761,439
------------------------------
DGPF REIT Series                   39,896     11.02          439,655         401,132
------------------------------
DGPF Trend Series                 379,942     29.80       11,322,283      12,671,190
------------------------------
Fidelity VIP Equity-Income
   Portfolio                      203,042     25.52        5,181,627       5,050,223
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                 25,958     43.50        1,129,168       1,247,625
------------------------------
Fidelity VIP High Income
   Service Class Portfolio         56,805      8.15          462,961         516,512
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                       56,709     16.00          907,343         973,737
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio        347,097     23.67        8,215,794       8,819,960
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio           221,520     12.59        2,788,932       2,678,683
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                211,481     17.70        3,743,214       4,356,047
------------------------------
Janus Aspen Series Balanced
   Portfolio                      500,449     24.31       12,165,910      13,139,495
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio               475,339     36.98       17,578,045      20,861,042
------------------------------
Janus Aspen Series Global
   Technology Service
   Portfolio                      125,399      6.55          821,361         982,581
------------------------------
LN Bond Fund                      821,930     11.89        9,773,568       9,636,093
------------------------------
LN Capital Appreciation Fund      249,064     25.35        6,312,529       7,525,299
------------------------------
LN Equity-Income Fund              48,953     17.44          853,893         900,926
------------------------------
LN Global Asset Allocation
   Fund                            13,813     14.78          204,189         218,784
------------------------------
LN Money Market Fund            2,932,231     10.00       29,322,306      29,322,306
------------------------------
LN Social Awareness Fund           26,691     37.21          993,103       1,108,317
------------------------------
MFS Emerging Growth Series        547,826     28.84       15,799,289      16,988,463
------------------------------
MFS Total Return Series           233,425     19.59        4,572,791       4,203,429
------------------------------
MFS Utilities Series              236,182     23.57        5,566,808       5,374,991
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                      211,225     22.48        4,748,329       5,487,655
------------------------------
NB AMT Partners Portfolio          39,021     16.17          630,968         647,929
------------------------------
OCC Accumulation Global Equity
   Portfolio                       52,637     15.36          808,506         867,248
------------------------------
OCC Accumulation Managed
   Portfolio                       20,602     43.20          890,002         869,541
------------------------------
Templeton Asset Strategy Fund      20,264     19.22          389,466         418,848
------------------------------
Templeton International
   Securities Fund                203,047     18.78        3,813,222       3,949,402
------------------------------
Templeton International
   Securities Class 2 Fund        191,979     18.67        3,584,252       3,763,245
------------------------------
Templeton Growth Securities
   Fund                            45,154     13.76          621,321         587,301
------------------------------
Templeton Growth Securities
   Class 2 Fund                    29,576     13.70          405,187         411,115
                                                     ---------------  --------------
------------------------------
                                                     $   262,486,202  $  282,049,465
                                                     ===============  ==============

Lincoln Life Flexible Premium Variable Life Account M
Notes to financial statements (continued)
6.   New investment funds and fund name changes

   During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS), the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also during 2000, the Delaware Premium Delchester Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. Also during 2000, the Fidelity VIP Growth Service Class Fund, the Fidelity VIP High Income Service Class Fund and the Janus Aspen Series Global Technology Service Class Portfolio became available as investment options for Variable Account contract owners.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, Baron Capital Funds Trust Capital Asset 12b1, Deutsche Asset Management VIT Funds Trust ("Deutsche") EAFE Equity Index, Deutsche Equity 500 Index, Deutsche Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Small Cap Value, DGPF REIT, DGPF Trend, Fidelity Variable Insurance Products ("Fidelity VIP") Equity-Income, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen ("Janus") Balanced, Janus Worldwide Growth, Janus Global Technology Service Class, Lincoln National ("LN") Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Emerging Growth, MFS Total Return, MFS Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, OCC Accumulation Trust ("OCC") Global Equity, OCC Accumulation Managed, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy, Templeton International Securities, Templeton International Securities Class 2, Templeton Growth Securities and Templeton Growth Securities Class 2), as of December 31, 2000, and the related statements of operations and changes in net assets for the two years ended December 31, 2000 and for the period from June 18, 1998 (inception) to December 31, 1998. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M at December 31, 2000, and the results of their operations and the changes in their net assets for the two years ended December 31, 2000 and for the period from June 18, 1998 (inception) to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $21,852.5   $22,985.0
------------------------------------------------------------
Preferred stocks                                                  261.7       253.8
------------------------------------------------------------
Unaffiliated common stocks                                        161.7       166.9
------------------------------------------------------------
Affiliated common stocks                                          743.0       604.7
------------------------------------------------------------
Mortgage loans on real estate                                   4,102.0     4,211.5
------------------------------------------------------------
Real estate                                                       271.7       254.0
------------------------------------------------------------
Policy loans                                                    1,723.5     1,652.9
------------------------------------------------------------
Other investments                                                 485.0       426.6
------------------------------------------------------------
Cash and short-term investments                                 1,448.4     1,409.2
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,049.5    31,964.6
------------------------------------------------------------
Premiums and fees in course of collection                         111.5       115.8
------------------------------------------------------------
Accrued investment income                                         444.2       435.3
------------------------------------------------------------
Reinsurance recoverable                                           450.7       199.0
------------------------------------------------------------
Funds withheld by ceding companies                                 74.4        73.5
------------------------------------------------------------
Company owned policies and contracts                              335.0         9.1
------------------------------------------------------------
Federal income taxes recoverable from parent company                0.1        61.6
------------------------------------------------------------
Goodwill                                                           38.4        43.1
------------------------------------------------------------
Other admitted assets                                             106.1        57.6
------------------------------------------------------------
Separate account assets                                        43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,797.4   $12,184.0
------------------------------------------------------------
Other policyholder funds                                       15,328.8    16,589.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       639.8       364.0
------------------------------------------------------------
Funds held under reinsurance treaties                             849.6       796.9
------------------------------------------------------------
Asset valuation reserve                                           534.1       490.9
------------------------------------------------------------
Interest maintenance reserve                                       20.9        72.3
------------------------------------------------------------
Other liabilities                                                 536.8       627.0
------------------------------------------------------------
Short-term loan payable to parent company                         199.5       205.0
------------------------------------------------------------
Net transfers due from separate accounts                         (976.1)     (896.5)
------------------------------------------------------------
Separate account liabilities                                   43,904.6    46,105.1
------------------------------------------------------------  ---------   ---------
Total liabilities                                              73,835.4    76,538.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (602.0)     (691.1)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,679.1     2,526.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $76,514.5   $79,064.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 8,508.9   $ 7,273.6   $12,737.6
------------------------------------------------------------
Net investment income                                           2,125.5     2,203.2     2,107.2
------------------------------------------------------------
Amortization of interest maintenance reserve                       21.6        29.1        26.4
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           568.4       472.3       179.9
------------------------------------------------------------
Expense charges on deposit funds                                  118.2       146.5       134.6
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       473.9       396.3
------------------------------------------------------------
Other income                                                      166.2        88.8        31.3
------------------------------------------------------------  ---------   ---------   ---------
Total revenues                                                 12,133.6    10,687.4    15,613.3
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,950.3     8,504.9    13,964.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         2,466.2     1,618.3     2,919.4
------------------------------------------------------------  ---------   ---------   ---------
Total benefits and expenses                                    11,416.5    10,123.2    16,883.5
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       717.1       564.2    (1,270.2)
------------------------------------------------------------
Dividends to policyholders                                         80.2        80.3        67.9
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  636.9       483.9    (1,338.1)
------------------------------------------------------------
Federal income taxes (credit)                                      94.9        85.4      (141.0)
------------------------------------------------------------  ---------   ---------   ---------
Gain (loss) from operations before net realized gain on
investments                                                       542.0       398.5    (1,197.1)
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                            27.9       114.4        46.8
------------------------------------------------------------  ---------   ---------   ---------
Net income (loss)                                             $   569.9   $   512.9   $(1,150.3)
------------------------------------------------------------  =========   =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              --------   --------   ---------
                                                              (IN MILLIONS)
                                                              -------------------------------
Capital and surplus at beginning of year                      $2,526.5   $2,564.5   $ 2,968.4
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                569.9      512.9    (1,150.3)
------------------------------------------------------------
Change in difference in cost and admitted investment amounts      17.2     (101.9)     (304.8)
------------------------------------------------------------
Change in nonadmitted assets                                     (21.9)     (22.9)      (17.1)
------------------------------------------------------------
Change in liability for reinsurance in unauthorized
companies                                                          0.6       26.0       (35.2)
------------------------------------------------------------
Gain on (amortization of) reinsurance of disability income
business                                                          (7.9)      71.8          --
------------------------------------------------------------
Change in policy reserve valuation basis                          (5.6)        --        (0.4)
------------------------------------------------------------
Change in asset valuation reserve                                (43.2)      (6.4)      (34.5)
------------------------------------------------------------
Proceeds from surplus notes due to Lincoln National
Corporation                                                         --         --     1,250.0
------------------------------------------------------------
Paid-in surplus                                                   63.5       12.5       108.4
------------------------------------------------------------
Dividends to Lincoln National Corporation                       (420.0)    (530.0)     (220.0)
------------------------------------------------------------  --------   --------   ---------
Capital and surplus at end of year                            $2,679.1   $2,526.5   $ 2,564.5
------------------------------------------------------------  ========   ========   =========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              2000        1999        1998
                                                              ---------   ---------   ----------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 8,082.8   $ 7,671.1   $ 13,495.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 610.1       (19.9)      (632.4)
------------------------------------------------------------
Investment income received                                      2,109.8     2,168.6      2,003.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      624.8       470.6        396.3
------------------------------------------------------------
Benefits paid                                                  (9,843.9)   (8,699.4)    (7,395.8)
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses paid   (1,796.4)   (1,734.5)    (2,909.7)
------------------------------------------------------------
Proceeds related to reinsurance of disability income
business                                                             --        71.8           --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (16.3)      (81.2)        84.2
------------------------------------------------------------
Dividends to policyholders                                        (82.6)      (82.8)       (12.9)
------------------------------------------------------------
Other income received and expenses paid, net                      (48.9)      252.1        207.0
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) operating activities              (360.6)       16.4      5,235.8
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      5,845.5     6,557.7     10,926.5
------------------------------------------------------------
Purchase of investments                                        (4,719.6)   (5,940.8)   (16,950.0)
------------------------------------------------------------
Other uses including reinsured policy loans                      (344.6)     (497.0)      (778.3)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) investing activities               781.3       119.9     (6,801.8)
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    63.5        12.5        108.4
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --          --      1,250.0
------------------------------------------------------------
Proceeds from borrowings from shareholder                         180.0       205.0        140.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)     (140.0)      (120.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (420.0)     (530.0)      (220.0)
------------------------------------------------------------  ---------   ---------   ----------
Net cash provided by (used in) financing activities              (381.5)     (452.5)     1,158.4
------------------------------------------------------------  ---------   ---------   ----------
Net increase (decrease) in cash and short-term investments         39.2      (316.2)      (407.6)
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,409.2     1,725.4      2,133.0
------------------------------------------------------------  ---------   ---------   ----------
Cash and short-term investments at end of year                $ 1,448.4   $ 1,409.2   $  1,725.4
------------------------------------------------------------  =========   =========   ==========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2000, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and five non-insurance subsidiaries.

The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

USE OF ESTIMATES
The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS
Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in net income; on a pre-tax basis, in the period in which the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortized of deferred acquisition costs and investment expenses, using the specific identification method. Under GAAP, writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

SUBSIDIARIES
The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheets as investments in affiliated common stocks.

POLICY ACQUISITION COSTS
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

NONADMITTED ASSETS
Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

PREMIUMS
Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

BENEFIT RESERVES
Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

REINSURANCE
Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exist.

A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

DEFERRED INCOME TAXES
Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

POLICYHOLDER DIVIDENDS
Policyholder dividends are recognized when declared rather than over the term of the related policies.

SURPLUS NOTES DUE TO LNC
Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

STATEMENTS OF CASH FLOWS
Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                                              CAPITAL AND SURPLUS     NET INCOME (LOSS)
                                                              -----------------------------------------------------
                                                              DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2000        1999        2000      1999      1998
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)           (IN MILLIONS)
                                                              -----------------------------------------------------
Amounts reported on a statutory-basis.......................  $ 2,679.1   $ 2,526.5   $ 569.9   $ 512.9   $(1,150.3)
GAAP adjustments:
  Deferred policy acquisition costs, present value of future
    profits and non-admitted goodwill.......................    3,812.6     3,628.2     287.9     135.0        48.5
  Policy and contract reserves..............................   (2,129.9)   (1,943.1)   (142.3)    (97.3)    1,743.4
  Policyholders' share of earnings and surplus on
    participating business..................................     (131.1)     (122.7)      (.3)     (1.8)        3.2
  Deferred income taxes.....................................      185.2       244.5    (108.3)   (117.4)     (218.6)
  Interest maintenance reserve..............................       20.9        72.3     (51.4)    (87.2)       24.4
  Asset valuation reserve...................................      534.1       490.9        --        --          --
  Nonadmitted assets, including nonadmitted investments.....      196.1       139.6        --        --          --
  Unrealized gain (loss) on investments.....................       38.7      (555.2)       --        --          --
  Net realized loss on investments..........................     (156.5)     (186.4)     18.9     (32.4)     (116.7)
  Investments in subsidiary companies.......................      523.3       460.9      61.8      39.1        41.3
  Other, net................................................     (123.7)      (61.0)     12.7     129.8       103.6
  Surplus notes and related interest........................   (1,250.0)   (1,250.0)       --       1.5        (1.5)
                                                              ---------   ---------   -------   -------   ---------
Net increase (decrease).....................................    1,519.7       918.0      79.0     (30.7)    1,627.6
                                                              ---------   ---------   -------   -------   ---------
Amounts on a GAAP basis.....................................  $ 4,198.8   $ 3,444.5   $ 648.9   $ 482.2   $   477.3
                                                              =========   =========   =======   =======   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other significant accounting practices are as follows:

INVESTMENTS
Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

Preferred stocks are reported at cost or amortized cost.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

Policy loans are reported at unpaid balances.

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

LOANED SECURITIES
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

GOODWILL
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

PREMIUMS
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

BENEFITS
Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

CLAIMS AND CLAIM ADJUSTMENT EXPENSES
Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

REINSURANCE CEDED AND ASSUMED
Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

PENSION BENEFITS
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

INCOME TAXES
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

STOCK OPTIONS
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

RECLASSIFICATIONS
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income (loss) of the prior years.

--------------------------------------------------------------------------------
2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. For periods prior to January 1, 2001, effective "prescribed" statutory accounting practices were interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective on January 1, 2001. Indianaadopted the provisions of the revised manual. The revised manual changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements for periods subsequent to December 31, 2000. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported in 2001 financial statements as an adjustment to surplus as of January 1, 2001.Management believes the impact of these changes, upon adoption, will not result in a significant reduction in the Company's statutory-basis capital and surplus.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                              COST OR     GROSS        GROSS
                                                              AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                                              COST        GAINS        LOSSES       VALUE
                                                              -----------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------
At December 31, 2000:
  Corporate.................................................  $17,205.5     $430.8       $542.0     $17,094.3
  U.S. government...........................................      324.2       64.2          2.5         385.9
  Foreign government........................................      812.6       35.9         27.9         820.6
  Mortgage-backed...........................................    3,499.0       89.9         34.2       3,554.7
  State and municipal.......................................       11.2         --           .1          11.1
                                                              ---------     ------       ------     ---------
                                                              $21,852.5     $620.8       $606.7     $21,866.6
                                                              =========     ======       ======     =========

At December 31, 1999:
  Corporate.................................................  $17,758.4     $229.6       $763.0     $17,225.0
  U.S. government...........................................      316.8       29.6         21.5         324.9
  Foreign government........................................      984.5       49.8         39.9         994.4
  Mortgage-backed...........................................    3,913.7       46.2        139.0       3,820.9
  State and municipal.......................................       11.6         --           .5          11.1
                                                              ---------     ------       ------     ---------
                                                              $22,985.0     $355.2       $963.9     $22,376.3
                                                              =========     ======       ======     =========

The carrying amounts of bonds in the balance sheets at December 31, 2000 and 1999 reflect adjustments of $58,300,000 and $38,900,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, is as follows:

                                    COST OR
                                    AMORTIZED   FAIR
                                    COST        VALUE
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Maturity:
  In 2001.........................  $   740.1   $   742.2
  In 2002-2005....................    4,446.6     4,450.6
  In 2006-2010....................    5,946.1     5,808.8
  After 2010......................    7,220.7     7,310.3
  Mortgage-backed securities......    3,499.0     3,554.7
                                    ---------   ---------
Total.............................  $21,852.5   $21,866.6
                                    =========   =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Proceeds from sales of investments in bonds during 2000, 1999 and 1998 were $2,878,200,000, $5,351,400,000 and $9,395,000,000, respectively. Gross gains during 2000, 1999 and 1998 of $56,000,000, $95,400,000 and $186,300,000,
respectively, and gross losses of $116,500,000, $195,500,000 and $138,000,000, respectively, were realized on those sales.

At December 31, 2000 and 1999, investments in bonds, with an admitted asset value of $99,900,000 and $116,500,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR    GROSS       GROSS
                                          AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                          COST       GAINS       LOSSES      VALUE
                                          -----------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------
At December 31, 2000:
  Preferred stocks......................   $261.7      $ 2.9       $25.1     $239.5
  Unaffiliated common stocks............    145.7       30.7        14.7      161.7
At December 31, 1999:
  Preferred stocks......................   $253.8      $ 1.3       $31.5     $223.6
  Unaffiliated common stocks............    150.4       34.2        17.7      166.9

The carrying amount of preferred stocks in the balance sheets at December 31, 2000 and 1999 reflects adjustments of $7,600,000 and $4,100,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

During 2000, the minimum and maximum lending rates for mortgage loans were 6.63% and 9.33%, respectively. At the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.
Components of the Company's investments in real estate are summarized as follows:

                                         DECEMBER 31
                                         2000     1999
                                         ---------------
                                         (IN MILLIONS)
                                         ---------------
Occupied by the Company:
  Land.................................  $  2.5   $  2.5
  Buildings............................    10.5     11.1
  Less accumulated depreciation........    (2.5)    (2.2)
                                         ------   ------
Net real estate occupied by the
  Company..............................    10.5     11.4
Other:
  Land.................................    45.8     46.2
  Buildings............................   238.3    226.8
  Other................................    16.3      4.7
  Less accumulated depreciation........   (39.2)   (35.1)
                                         ------   ------
Net other real estate..................   261.2    242.6
                                         ------   ------
Net real estate........................  $271.7   $254.0
                                         ======   ======

The major categories of net investment income are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999       1998
                                                              ------------------------------
                                                              (IN MILLIONS)
                                                              ------------------------------
Income:
  Bonds.....................................................  $1,744.3   $1,840.6   $1,714.3
  Preferred stocks..........................................      21.3       20.3       19.7
  Unaffiliated common stocks................................       4.9        6.3       10.6
  Affiliated common stocks..................................      10.2        7.8        5.2
  Mortgage loans on real estate.............................     328.1      321.0      323.6
  Real estate...............................................      41.4       57.8       81.4
  Policy loans..............................................     109.8      101.7       86.5
  Other investments.........................................      58.7       50.6       26.5
  Cash and short-term investments...........................      77.9       95.9      104.7
                                                              --------   --------   --------
Total investment income.....................................   2,396.6    2,502.0    2,372.5
Expenses:
  Depreciation..............................................      12.8       14.4       19.3
  Other.....................................................     258.3      284.4      246.0
                                                              --------   --------   --------
Total investment expenses...................................     271.1      298.8      265.3
                                                              --------   --------   --------
Net investment income.......................................  $2,125.5   $2,203.2   $2,107.2
                                                              ========   ========   ========

Net realized capital gains/(losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                              2000     1999     1998
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Net realized capital gains (losses).........................  $(60.3)  $ 20.8   $179.7
Less amount transferred to IMR (net of related taxes
  (credits) of ($16.0), ($31.4) and $27.3 in 2000, 1999 and
  1998, respectively).......................................   (29.7)   (58.3)    50.8
                                                              ------   ------   ------
                                                               (30.6)    79.1    128.9
Less federal income taxes (credits) on realized gains.......   (58.5)   (35.3)    82.1
                                                              ------   ------   ------
Net realized capital gains after transfer to IMR and taxes
  (credits).................................................  $ 27.9   $114.4   $ 46.8
                                                              ======   ======   ======

--------------------------------------------------------------------------------
4. SUBSIDIARIES

The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ('LNH&C'), Lincoln National

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").
Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                       DECEMBER 31, 2000
                       ------------------------------------
                       FIRST PENN  LNH&C   LNRAC   LNY
                       ------------------------------------
Cash and invested
  assets.............   $1,376.9   $422.0  $410.5  $1,947.0
Other assets.........       41.6     46.4   487.1     371.5
                        --------   ------  ------  --------
Total admitted
  assets.............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

Insurance reserves...   $1,305.3   $339.2  $231.9  $1,772.1
Other liabilities....       41.8     36.1   598.1      48.0
Separate account
  liabilities........         --       --      --     329.8
Capital and surplus..       71.4     93.1    67.6     168.6
                        ========   ======  ======  ========
Total liabilities and
  capital and
  surplus............   $1,418.5   $468.4  $897.6  $2,318.5
                        ========   ======  ======  ========

                       YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------
                       FIRST
                       PENN     LNH&C    LNRAC      LNY
                       -----------------------------------
Revenues.............  $327.6   $256.4   $1,646.6   $389.8
Benefits and
  expenses...........   322.2    259.4    1,630.7    341.8
Net realized
  losses.............      --      (.1)       (.1)    (2.2)
                       ------   ------   --------   ------
Net income (loss)....  $  5.4   $ (3.1)  $   15.8   $ 45.8
                       ======   ======   ========   ======

                           DECEMBER 31, 1999
                           ------------------------------------
                           FIRST PENN  LNH&C   LNRAC   LNY
                           ------------------------------------
Cash and invested
  assets.................   $1,318.7   $434.6  $443.6  $1,888.6
Other assets.............       40.6    55.5    492.6     403.1
                            ========   ======  ======  ========
Total admitted assets....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

Insurance reserves.......   $1,242.2   $394.4  $261.4  $1,802.4
Other liabilities........       44.3    27.9    614.4      25.6
Separate account
  liabilities............         --      --       --     328.8
Capital and surplus......       72.8    67.8     60.4     134.9
                            ========   ======  ======  ========
Total liabilities and
  capital and surplus....   $1,359.3   $490.1  $936.2  $2,291.7
                            ========   ======  ======  ========

                           YEAR ENDED DECEMBER 31, 1999
                           ------------------------------
                           FIRST
                           PENN    LNH&C   LNRAC  LNY
                           ------------------------------
Revenues.................  $332.7  $263.3  $88.4  $313.3
Benefits and expenses....   329.0  346.9   75.4    291.4
Net realized gains
  (losses)...............      --     --     .2     (2.0)
                           ------  ------  -----  ------
Net income (loss)........  $  3.7  $(83.6) $13.2  $ 19.9
                           ======  ======  =====  ======

LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 2000. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,600,000 at December 31, 2000. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $264,000,000 at December 31, 2000. Wakefield's assets as of December 31, 2000 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $25,700,000 at December 31, 2000. LLAD was formed in 2000 to distribute the Company's products to its customers and is valued on the equity method with an admitted asset value of $45,200,000 at December 31, 2000.

The carrying value of all affiliated common stocks, was $743,000,000 and $604,700,000 at December 31, 2000 and 1999, respectively. The cost basis of investments in subsidiaries as of December 31, 2000 and 1999 was $1,058,300,000 and $970,700,000, respectively.

During 2000, 1999 and 1998, the insurance subsidiaries paid dividends to the Company of $11,000,000, $5,200,000 and $5,200,000, respectively.

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES

The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

In 2000 and 1999, capital losses of $174,000,000 and $151,700,000 respectively, were incurred and carried back to recover taxes paid in prior years.

The Company paid (received) ($42,600,000), $45,300,000 and $2,300,000 to (from)
LNC in 2000, 1999 and 1998, respectively, for federal income taxes.

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as 'Policyholders' Surplus.' The Company has approximately $187,000,000 of untaxed 'Policyholders' Surplus' on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

--------------------------------------------------------------------------------
6. SUPPLEMENTAL FINANCIAL DATA

The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $123,500,000 and $81,200,000 at December 31, 2000 and 1999, respectively.
The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded in the amounts of $5,237,000,000 and $5,340,000,000 as of December 31, 2000 and
1999, respectively.
Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                            YEAR ENDED DECEMBER 31
                            2000       1999       1998
                            ------------------------------
                            (IN MILLIONS)
                            ------------------------------
Insurance assumed.........  $3,952.9   $2,606.5   $9,018.9
Insurance ceded...........   2,766.6    1,675.1      877.1
                            --------   --------   --------
Net reinsurance
  premiums................  $1,186.3   $  931.4   $8,141.8
                            ========   ========   ========

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $1,875,000,000, $2,609,000,000 and $2,098,800,000 for
2000, 1999 and 1998, respectively.

Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                    DECEMBER 31
                                    2000        1999
                                    ---------------------
                                    (IN MILLIONS)
                                    ---------------------
Premium deposit funds.............  $14,762.0   $16,208.3
Undistributed earnings on
  participating business..........      345.2       346.9
Other.............................      221.6        34.3
                                    ---------   ---------
                                    $15,328.8   $16,589.5
                                    =========   =========

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                  DECEMBER 31, 2000
                                  -------------------------
                                                    NET OF
                                  GROSS   LOADING   LOADING
                                  -------------------------
                                  (IN MILLIONS)
                                  -------------------------
Ordinary new business...........  $13.0    $ 8.1     $ 4.9
Ordinary renewal................   57.9     15.7      42.2
Group life......................    9.7       .2       9.5
                                  -----    -----     -----
                                  $80.6    $24.0     $56.6
                                  =====    =====     =====

                                   DECEMBER 31, 1999
                                   -------------------------
                                                     NET OF
                                   GROSS   LOADING   LOADING
                                   -------------------------
                                   (IN MILLIONS)
                                   -------------------------
Ordinary new business............  $10.8    $ 7.3     $ 3.5
Ordinary renewal.................   54.2      6.8      47.4
Group life.......................   13.7       .1      13.6
                                   -----    -----     -----
                                   $78.7    $14.2     $64.5
                                   =====    =====     =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
7. ANNUITY RESERVES

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                        AMOUNT      PERCENT
                                        -------------------
                                        (IN MILLIONS)
                                        -------------------
Subject to discretionary withdrawal
  with adjustment:
  With market value adjustment........  $ 1,970.6       3%
  At book value, less surrender
    charge............................    1,534.7       2
  At market value.....................   41,634.6      69
                                        ---------     ---
                                         45,139.9      74
Subject to discretionary withdrawal
  without adjustment at book value
  with minimal or no charge or
  adjustment..........................   12,598.5      21
Not subject to discretionary
  withdrawal..........................    2,934.7       5
                                        ---------     ---
Total annuity reserves and deposit
  fund................................   60,673.1     100%
                                                      ===
Less reinsurance......................    1,313.6
                                        ---------
Net annuity reserves and deposit fund
  liabilities, including separate
  accounts............................  $59,359.5
                                        =========

--------------------------------------------------------------------------------
8. CAPITAL AND SURPLUS

In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note, for $500,000,000, was issued to LNC in connection with the CIGNA Corporation ("CIGNA") indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750,000,000 was issued on December 18, 1998, to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 2000), and subject to approval by the Indiana Insurance Commissioner.

A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION      ACCRUED
                                                   OUTSTANDING AT                   TO DATE     INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST    DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       2000       INTEREST PAID     PAID          2000
  -----------                      --------------  --------------  -------------  -----------  -------------
  January 5, 1998................   $     500.0      $     500.0    $     24.6    $     89.7     $      8.2
  December 18, 1998..............         750.0            750.0          33.9          80.7           11.3
                                    -----------      -----------    ----------    ----------     ----------
  Total..........................   $   1,250.0      $   1,250.0    $     58.5    $    170.4     $     19.5
                                    ===========      ===========    ==========    ==========     ==========

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company exceeds the RBC requirements.

The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. The Company assumed a block of individual life insurance and annuity business from CIGNA

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS (CONTINUED)
in January 1998 and a block of individual life insurance business from Aetna in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission is recorded in the Statement of Operations as a expense resulting in a reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 2000 and it will be necessary for the Company to obtain the prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends, in amounts consistent with those paid in the past, can be obtained.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

--------------------------------------------------------------------------------
9. EMPLOYEE BENEFIT PLANS

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 and are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments on the option issuance anniversary in the four year period following the grant anniversary date. A "reload option" feature was added in 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

As a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company have decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

The Company recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. The Company hedges this volatility by purchasing call options on LNC stock. These call options are also marked-to-market through income.

As of December 31, 2000, there were 2,514,507 and 1,421,102 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 951,229 and 572,139, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $53.78. During 2000, 1999 and 1998 there were $190,100, 318,421 and 136,469 options exercised, respectively, and 383,364, 82,024 and 18,288 options forfeited, respectively.

As of December 31, 2000, there were 7,850 and 653,300 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR program. Of the SARs granted, 3,400 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2000, there were no SARS exercised and 5,100 SARs were forfeited.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1,400,000 in 1999.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

DISABILITY INCOME CLAIMS
The liabilities for disability income claims, net of the related asset for amounts recoverable from reinsurers, at December 31, 2000 and 1999, were $242,700,000 and $221,600,000, respectively. The liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

PERSONAL ACCIDENT PROGRAMS
From 1997 through 1999, the Company and its wholly owned subsidiary, LNH&C, reduced new writings of personal accident programs and has now exited the personal accident line of business. As an exited line of business, new agreements are not being entered into; however, the Company must continue to accept premiums for a limited period according to contract terms under agreements in force. As the existing block of personal accident programs runs off, management continues to review the status of the reserves associated with these programs, the development of related financial results.

The exited programs include certain excess-of-loss personal accident reinsurance programs created in the London market and certain workers' compensation carve-out programs managed by Unicover Managers, Inc. The aggregate liabilities associated with the exited personal accident line of business were $169,500,000 and $174,700,000 at December 31, 2000 and 1999, respectively.

The reserves for the various programs included within the personal accident line of business are based on various estimates that are subject to considerable uncertainty. Accordingly, the liability established for the personal accident line of business may prove to be deficient or excessive. However, it is management's opinion that future developments in the personal accident line of business will not materially affect the financial position of the Company.

HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
The liabilities for HMO excess-of-loss and group carrier medical claims, net of the related assets for amounts recoverable from reinsurers, was $48,300,000 and $101,900,000 at December 31, 2000 and 1999, respectively. LNH&C reviews reserve levels on an ongoing basis. The liabilities are based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

MARKETING AND COMPLIANCE MATTERS
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

GROUP PENSION ANNUITIES
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

LEASES
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

Total rental expense on operating leases in 2000, 1999 and 1998 was $45,600,000, $38,900,000 and $34,000,000, respectively. Future minimum rental commitments are as follows (in millions):

2001............................................  $ 41.6
2002............................................    39.3
2003............................................    36.1
2004............................................    34.8
2005............................................    34.5
Thereafter......................................   113.8
                                                  ------
                                                  $300.1
                                                  ======

INFORMATION TECHNOLOGY COMMITMENT
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2000, 1999 and 1998 were $65,100,000, $67,400,000 and
$54,800,000 respectively. Future minimum annual costs range from $40,900,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
INSURANCE CEDED AND ASSUMED
The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2000, the reserves associated with these reinsurance arrangements totaled $1,224,400,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $7,900,000 recognized in income in 2000.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2000, the Company provided $19,700,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $16,700,000 and $17,300,000 at December 31, 2000 and 1999,
respectively.

VULNERABILITY FROM CONCENTRATIONS
At December 31, 2000, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 29% of such mortgages, or $1,169,300,000, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $62,000,000.

At December 31, 2000, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition. Although the Company does not have any significant

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2000, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 44% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

OTHER CONTINGENCY MATTERS
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

In early 2000, a lawsuit was filed against the Company by an annuity contractholder. In this case, the plaintiff sought class certification on behalf of all contractholders who acquired variable annuities from the Company to fund tax-deferred qualified retirement plans. The plaintiff claimed that marketing variable annuities for use in such plans is inappropriate. This action was recently dismissed without prejudice, but might be refiled in another form.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. The agreement is subject to court approval and is expected to become final in 2001. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 polices. Total charges recorded during 2000 for this preliminary settlement were $64,700,000.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

DERIVATIVES
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, credit risk, commodity risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                              ASSETS (LIABILITIES)
                                                              ---------------------------------
                                          NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                          CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                          -----------------------------------------------------
                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          2000      1999      2000      2000    1999      1999
                                          -----------------------------------------------------
                                          (IN MILLIONS)
                                          -----------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements..........  $1,558.8  $2,508.8   $ 2.7    $  0.4   $ 5.2    $ 3.2
  Swaptions.............................   1,752.0   1,837.5     8.2       0.9    12.2     10.8
  Interest rate swaps...................     708.2     630.9      --      38.1      --    (19.5)
  Put options...........................        --      21.3      --        --      --      1.9
                                          --------  --------   -----    ------   -----    -----
                                           4,019.0   4,998.5    10.9      39.4    17.4     (3.6)
Foreign currency derivatives:
  Forward contracts.....................      37.5      44.2     2.6       2.5      --      (.4)
                                          --------  --------   -----    ------   -----    -----
                                          $4,056.5  $5,042.7   $13.5    $ 41.9   $17.4    $(4.0)
                                          ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                              INTEREST RATE CAPS            SWAPTIONS
                                                              -----------------------------------------------------
                                                              2000           1999           2000           1999
                                                              -----------------------------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------------------------
Balance at beginning of year................................  $2,508.8       $4,108.8       $1,837.5       $1,899.5
Terminations and maturities.................................    (950.0)      (1,600.0)         (85.5)         (62.0)
                                                              --------       --------       --------       --------
Balance at end of year......................................  $1,558.8       $2,508.8       $1,752.0       $1,837.5
                                                              ========       ========       ========       ========

                                    INTEREST RATE SWAPS         SPREAD-LOCKS                        FINANCIAL FUTURES
                                    ---------------------------------------------------------------------------------------------
                                    2000          1999          2000          1999                  2000          1999
                                    ---------------------------------------------------------------------------------------------
Balance at beginning of year......  $ 630.9       $ 258.3       $    --       $            --       $    --       $            --
New contracts.....................    652.2         482.4         100.0                    --         267.2                    --
Terminations and maturities.......   (574.9)       (109.8)       (100.0)                   --        (267.2)                   --
                                    -------       -------       -------       ---------------       -------       ---------------
Balance at end of year............  $ 708.2       $ 630.9       $    --       $            --       $    --       $            --
                                    =======       =======       =======       ===============       =======       ===============

                                                              PUT OPTIONS              COMMODITY SWAPS
                                                              ----------------------------------------------------
                                                              2000         1999        2000                  1999
                                                              ----------------------------------------------------
Balance at beginning of year................................  $ 21.3       $21.3       $            --       $ 8.1
New contracts...............................................      --          --                    --          --
Terminations and maturities.................................   (21.3)         --                    --        (8.1)
                                                              ------       -----       ---------------       -----
Balance at end of year......................................  $   --       $21.3       $            --       $  --
                                                              ======       =====       ===============       =====

                                                              FOREIGN CURRENCY DERIVATIVES
                                                              (FOREIGN INVESTMENTS)
                                                              ---------------------------------------------------
                                                              FOREIGN EXCHANGE                  FOREIGN CURRENCY
                                                              FORWARD CONTRACTS                 SWAPS
                                                              ---------------------------------------------------
                                                              2000                  1999        2000        1999
                                                              ---------------------------------------------------
                                                              (IN MILLIONS)
                                                              ---------------------------------------------------
Balance at beginning of year................................  $            --       $ 1.5       $44.2       $47.2
New contracts...............................................               --         2.7          --          --
Terminations and maturities.................................               --        (4.2)       (6.7)       (3.0)
                                                              ---------------       -----       -----       -----
Balance at end of year......................................  $            --       $  --       $37.5       $44.2
                                                              ===============       =====       =====       =====

INTEREST RATE CAP AGREEMENTS
The interest rate cap agreements, which expire in 2001 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other investments (amortized costs of $2,700,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SWAPTIONS
Swaptions, which expire in 2002 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $8,200,000 as of December 31, 2000) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

SPREAD LOCK AGREEMENTS
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2000.

FINANCIAL FUTURES CONTRACTS
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2000.

INTEREST RATE SWAP AGREEMENTS
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The forecasted purchase of assets related to certain other portfolios of assets is a continuing hedge program. Current interest rate swap positions in this program will hedge asset purchases in 2001.

PUT OPTIONS
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

COMMODITY SWAPS
The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from the commodity swap were recorded in net investment income. The fixed income security was called in 1999 and the commodity swap expired.

FOREIGN CURRENCY DERIVATIVES
The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, both of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future.

ADDITIONAL DERIVATIVE INFORMATION
Expenses for the agreements and contracts described above amounted to $7,300,000, $6,200,000 and $10,000,000 in 2000, 1999 and 1998, respectively.
Deferred gains and deferred losses of $800,000 and $7,000,000, respectively, as of December 31, 2000, were primarily the result of terminated interest rate swaps, spread-lock agreements, put options and financial futures contracts. The deferred losses are included with the related fixed maturity securities to which the hedge applied and the deferred gains are recorded as a liability. Both the deferred gains and the deferred losses are being amortized over the life of the securities to which the respective hedges applied.

--------------------------------------------------------------------------------
11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

BONDS AND UNAFFILIATED COMMON STOCK
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

PREFERRED STOCK
Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.

MORTGAGE LOANS ON REAL ESTATE
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or
3) the fair value of the collateral if the loan is collateral dependent.

POLICY LOANS
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

INVESTMENT-TYPE INSURANCE CONTRACTS
The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of 'investment-type insurance contracts' are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value.

SURPLUS NOTES DUE TO LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

DERIVATIVES
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and financial futures contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps and put options.

INVESTMENT COMMITMENTS
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

SEPARATE ACCOUNTS
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                              DECEMBER 31
                                                              -------------------------------------------------
                                                              2000                      1999
                                                              -----------------------   -----------------------
                                                              CARRYING                  CARRYING
ASSETS (LIABILITIES)                                          VALUE        FAIR VALUE   VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------------------
                                                              (IN MILLIONS)
                                                              -------------------------------------------------
Bonds.......................................................  $ 21,852.5   $ 21,866.6   $ 22,985.0   $ 22,376.3
Preferred stocks............................................       261.7        239.5        253.8        223.6
Unaffiliated common stocks..................................       161.7        161.7        166.9        166.9
Mortgage loans on real estate...............................     4,102.0      4,132.8      4,211.5      4,104.0
Policy loans................................................     1,723.5      1,845.0      1,652.9      1,770.5
Other investments...........................................       485.0        485.0        426.6        426.6
Cash and short-term investments.............................     1,448.4      1,448.4      1,409.2      1,409.2
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest
    contracts...............................................   (16,126.3)   (15,850.5)   (17,730.4)   (17,364.3)
  Remaining guaranteed interest and similar contracts.......      (243.8)      (247.9)      (454.7)      (465.1)
Short-term debt.............................................      (199.5)      (199.5)      (205.0)      (205.0)
Surplus notes due to LNC....................................     1,250.0      1,074.5     (1,250.0)    (1,022.1)
Derivatives.................................................        13.5         41.9         17.4         (4.0)
Investment commitments......................................          --          2.2           --         (0.8)
Separate account assets.....................................    43,904.6     43,904.6     46,105.1     46,105.1
Separate account liabilities................................   (43,904.6)   (43,904.6)   (46,105.1)   (46,105.1)

--------------------------------------------------------------------------------
12. TRANSACTIONS WITH AFFILIATES

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $57,500,000, $60,400,000 and $76,700,000 in 2000, 1999
and 1998, respectively. LLAD incurred expenses of $112,900,000, $113,400,000 and $102,400,000 in 2000, 1999 and 1998, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2000 and 1999 include the Company's participation in a short-term cash management program with LNC of $377,700,000 and $390,300,000, respectively. Related investment income amounted to $24,000,000, $16,700,000 and $16,800,000 in 2000, 1999 and 1998,
respectively. The short-term loan payable to parent company at December 31, 2000 and 1999 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies which resulted in a net payment of $65,700,000, $49,400,000 and $92,100,000 in
2000, 1999 and 1998, respectively.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                               YEAR ENDED DECEMBER 31
                               2000       1999     1998
                               --------------------------
                               (IN MILLIONS)
                               --------------------------
Insurance assumed............  $   21.2   $ 19.7   $ 13.7
Insurance ceded..............   2,192.1    777.6    290.1

The balance sheets include reinsurance balances with affiliated companies as follows:

                                    DECEMBER 31
                                    2000           1999
                                    -----------------------
                                    (IN MILLIONS)
                                    -----------------------
Future policy benefits and claims
  assumed.........................  $  584.4       $  413.7
Future policy benefits and claims
  ceded...........................   1,682.8        1,680.4
Amounts recoverable on paid and
  unpaid losses...................     286.9          146.4
Reinsurance payable on paid
  losses..........................       9.3            8.8
Funds held under reinsurance
  treaties-net liability..........   3,294.6        2,106.4

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. TRANSACTIONS WITH AFFILIATES (CONTINUED)
Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $709,500,000 and $917,300,000 at December 31, 2000 and 1999, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2000 and 1999, LNC had guaranteed $709,500,000 and $818,900,000, respectively, of these letters of credit. At December 31, 2000 and 1999, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $133,700,000 and $118,800,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.

--------------------------------------------------------------------------------
13. SEPARATE ACCOUNTS

Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums, deposits and other considerations amounted to $5,708,600,000, $4,572,600,000 and $3,953,300,000 in 2000, 1999 and 1998,
respectively. Reserves for separate accounts with assets at fair value were $42,888,800,000 and $45,198,900,000 at December 31, 2000 and 1999, respectively.
All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              2000       1999           1998
                                                              -----------------------------------
                                                              (IN MILLIONS)
                                                              -----------------------------------
Transfers as reported in the Summary of Operations of the
separate accounts:
  Transfers to separate accounts............................  $ 5,719.2  $ 4,573.2      $ 3,954.9
  Transfers from separate accounts..........................   (5,830.0)  (4,933.8)      (4,069.8)
                                                              ---------  ---------      ---------
Net transfers from separate accounts as reported in the
Summary of Operations.......................................  $  (110.8) $  (360.6)     $  (114.9)
                                                              =========  =========      =========

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
February 2, 2001

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                           (JUNE 30, 2001 UNAUDITED)

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2001 (UNAUDITED)

                                            AIM V.I.      AIM V.I.                  AIM V.I.                     AFIS
                                            CAPITAL       DIVERSIFIED   AIM V.I.    INTERNATIONAL  AIM V.I.      GROWTH
                                            APPRECIATION  INCOME        GROWTH      EQUITY         VALUE         CLASS 2
                           COMBINED         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $    75,065,178  $         --  $         --  $       --  $         --   $         --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)               227,514,145     3,269,710       599,418  19,993,403     2,835,573     29,262,641    13,988,665
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
TOTAL INVESTMENTS              302,579,323     3,269,710       599,418  19,993,403     2,835,573     29,262,641    13,988,665
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           13,026           143            26         856           124          1,260           604
                           ---------------  ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                 $   302,566,297  $  3,269,567  $    599,392  $19,992,547 $  2,835,449   $ 29,261,381  $ 13,988,061
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
PERCENT OF NET ASSETS               100.00%         1.08%         0.20%       6.61%         0.94%          9.68%         4.62%
                           ===============  ============  ============  ==========  ============   ============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                                        279,299        61,419     405,054            --        518,518            --
 - Unit value                               $     11.706  $      9.759  $    9.084  $         --   $     11.897            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                               3,269,567       599,392   3,679,369            --      6,168,895            --
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                                             --            --   1,815,585       196,195      1,969,046     1,124,144
 - Unit value                               $         --  $         --  $    7.258  $      9.491   $      9.405  $      8.385
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --  13,177,099     1,862,148     18,518,120     9,425,447
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                                             --            --       1,458           102            119         7,931
 - Unit value                               $         --  $         --  $    9.781  $      9.702   $      9.706  $      9.783
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --      14,263           993          1,157        77,586
                                            ------------  ------------  ----------  ------------   ------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                                             --            --     421,498       110,725        472,567       356,880
 - Unit value                               $         --  $         --  $    7.406  $      8.781   $      9.677  $     12.567
                                            ------------  ------------  ----------  ------------   ------------  ------------
                                                      --            --   3,121,816       972,308      4,573,209     4,485,028
                                            ------------  ------------  ----------  ------------   ------------  ------------
-------------------------
NET ASSETS                                  $  3,269,567  $    599,392  $19,992,547 $  2,835,449   $ 29,261,381  $ 13,988,061
                                            ============  ============  ==========  ============   ============  ============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                           AFIS             AFIS             BARON            DEUTSCHE         DEUTSCHE         DEUTSCHE
                           GROWTH-          GLOBAL SMALL     CAPITAL          VIT              VIT              VIT
                           INCOME           CAPITALIZATION   ASSET            EAFE             EQUITY 500       SMALL CAP
                           CLASS 2          CLASS 2          12B1             EQUITY INDEX     INDEX            INDEX
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $            --  $            --  $            --  $            --  $         --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                 8,274,749        1,319,418        1,499,034        1,670,310       33,768,865     3,053,886
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
TOTAL INVESTMENTS                8,274,749        1,319,418        1,499,034        1,670,310       33,768,865     3,053,886
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              355               57               63               71            1,441           128
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     8,274,394  $     1,319,361  $     1,498,971  $     1,670,239  $    33,767,424  $  3,053,758
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
PERCENT OF NET ASSETS                 2.73%            0.44%            0.50%            0.55%           11.17%         1.01%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --               --               --               --          931,218            --
 - Unit value              $            --  $            --  $            --  $            --  $        11.111  $         --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --               --               --       10,346,485            --
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          560,974          103,813           99,844          161,178        2,234,952       213,344
 - Unit value              $        10.864  $         7.283  $        12.296  $         8.612  $         9.217  $     11.536
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 6,094,460          756,031        1,227,728        1,388,129       20,598,761     2,461,113
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                            6,219            4,722              289               95               95            95
 - Unit value              $         9.994  $         9.957  $        10.720  $         9.245  $         9.761  $     10.459
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                    62,152           47,021            3,094              880              929           995
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                          173,981           49,717           19,414           34,352          288,661        47,606
 - Unit value              $        12.172  $        10.385  $        13.812  $         8.187  $         9.774  $     12.428
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 2,117,782          516,309          268,149          281,230        2,821,249       591,650
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     8,274,394  $     1,319,361  $     1,498,971  $     1,670,239  $    33,767,424  $  3,053,758
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                           DGPF          DGPF
                           HIGH YIELD    DEVON
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $    965,048  $  312,321
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                     --          --
                           ------------  ----------
-------------------------
TOTAL INVESTMENTS               965,048     312,321
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            42          12
                           ------------  ----------
-------------------------
NET ASSETS                 $    965,006  $  312,309
                           ============  ==========
-------------------------
PERCENT OF NET ASSETS              0.32%       0.10%
                           ============  ==========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                            --          --
 - Unit value              $         --  $       --
                           ------------  ----------
                                     --          --
                           ------------  ----------
VUL--CV Policies:
 - Units in accumulation
   period                        99,987      39,758
 - Unit value              $      7.265  $    7.601
                           ------------  ----------
                                726,388     302,217
                           ------------  ----------
VUL--CVII Policies:
 - Units in accumulation
   period                           101          95
 - Unit value              $      9.665  $    9.646
                           ------------  ----------
                                    978         918
                           ------------  ----------
VUL--DB Policies:
 - Units in accumulation
   period                        30,418       1,041
 - Unit value              $      7.813  $    8.817
                           ------------  ----------
                                237,640       9,174
                           ------------  ----------
-------------------------
NET ASSETS                 $    965,006  $  312,309
                           ============  ==========
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                      FIDELITY         FIDELITY
                           DGPF          DGPF                                         VIP              VIP
                           EMERGING      SMALL CAP     DGPF          DGPF             EQUITY-          GROWTH
                           MARKETS       VALUE         REIT          TREND            INCOME           SERVICE CLASS
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $  1,413,320  $  7,201,775  $  1,081,304  $    12,376,071  $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                     --            --            --               --        5,206,134        2,203,860
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
TOTAL INVESTMENTS             1,413,320     7,201,775     1,081,304       12,376,071        5,206,134        2,203,860
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            60           306            46              521              227               98
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,413,260  $  7,201,469  $  1,081,258  $    12,375,550  $     5,205,907  $     2,203,762
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              0.47%         2.38%         0.36%            4.09%            1.72%            0.73%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                        31,460       190,279            --          160,601          454,201               --
 - Unit value              $      9.652  $     11.710  $         --  $        15.714  $        11.462  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                303,637     2,228,260            --        2,523,706        5,205,907               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        85,374       328,770        63,514          571,906               --          163,272
 - Unit value              $     10.279  $     12.061  $     12.708  $        13.149  $            --  $         7.649
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                877,521     3,965,345       807,106        7,520,223               --        1,248,824
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                            95           104           115              398               --            4,750
 - Unit value              $     10.417  $     10.331  $     10.761  $        10.611  $            --  $         9.733
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                    991         1,077         1,236            4,220               --           46,229
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        21,915        74,584        19,010          199,102               --          119,012
 - Unit value              $     10.546  $     13.499  $     14.357  $        11.689  $            --  $         7.635
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                231,111     1,006,787       272,916        2,327,401               --          908,709
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,413,260  $  7,201,469  $  1,081,258  $    12,375,550  $     5,205,907  $     2,203,762
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                           FIDELITY
                           VIP              FIDELITY
                           HIGH             VIP II
                           INCOME           ASSET
                           SERVICE CLASS    MANAGER
                           SUBACCOUNT       SUBACCOUNT
-------------------------
ASSETS
 - Investments at Market
   - Affiliated (Cost
   $78,590,693)            $            --  $            --
 - Investments at Market
   - Unaffiliated (Cost
   $275,187,924)                 1,191,700          909,403
                           ---------------  ---------------
-------------------------
TOTAL INVESTMENTS                1,191,700          909,403
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               52               40
                           ---------------  ---------------
-------------------------
NET ASSETS                 $     1,191,648  $       909,363
                           ===============  ===============
-------------------------
PERCENT OF NET ASSETS                 0.39%            0.30%
                           ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --           84,883
 - Unit value              $            --  $        10.713
                           ---------------  ---------------
                                        --          909,363
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          104,441               --
 - Unit value              $         7.460  $            --
                           ---------------  ---------------
                                   779,090               --
                           ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                              304               --
 - Unit value              $         9.414  $            --
                           ---------------  ---------------
                                     2,863               --
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                           55,008               --
 - Unit value              $         7.448  $            --
                           ---------------  ---------------
                                   409,695               --
                           ---------------  ---------------
-------------------------
NET ASSETS                 $     1,191,648  $       909,363
                           ===============  ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                                                   JANUS
                                                          FIDELITY                   JANUS         ASPEN
                           FIDELITY         FIDELITY      VIP III        JANUS       ASPEN         SERIES
                           VIP II           VIP II        GROWTH         ASPEN       SERIES        GLOBAL
                           CONTRAFUND       INVESTMENT    OPPORTUNITIES  SERIES      WORLDWIDE     TECHNOLOGY     LN
                           SERVICE CLASS    GRADE BOND    SERVICE CLASS  BALANCED    GROWTH        SERVICE CLASS  BOND
                           SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $         --  $         --   $       --  $         --  $         --   $ 13,079,553
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)           9,362,889     2,982,694     3,772,772   13,899,247    19,282,931     1,891,230             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
TOTAL INVESTMENTS                9,362,889     2,982,694     3,772,772   13,899,247    19,282,931     1,891,230     13,079,553
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              398           131           158          603           827            80            560
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     9,362,491  $  2,982,563  $  3,772,614   $13,898,644 $ 19,282,104  $  1,891,150   $ 13,078,993
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
PERCENT OF NET ASSETS                 3.09%         0.99%         1.25%        4.59%         6.37%         0.63%          4.32%
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --       254,801            --           --            --            --             --
 - Unit value              $            --  $     11.705  $         --   $       --  $         --  $         --   $         --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                        --     2,982,563            --           --            --            --             --
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CV Policies:
 - Units in accumulation
   period                          798,739            --       441,164      948,839     1,345,795       289,965        924,169
 - Unit value              $         9.519  $         --  $      7.511   $   10.619  $     10.883  $      4.977   $     11.313
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 7,603,317            --     3,313,482   10,075,807    14,646,664     1,443,189     10,455,450
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--CVII Policies:
 - Units in accumulation
   period                            1,252            --           309        5,238         3,835           108          1,455
 - Unit value              $         9.893  $         --  $      9.897   $    9.838  $      9.488  $      9.040   $      9.993
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                    12,389            --         3,062       51,529        36,383           978         14,543
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
VUL--DB Policies:
 - Units in accumulation
   period                          174,081            --        56,088      342,233       442,509        89,962        230,125
 - Unit value              $        10.034  $         --  $      8.131   $   11.020  $     10.393  $      4.969   $     11.337
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
                                 1,746,785            --       456,070    3,771,308     4,599,057       446,983      2,609,000
                           ---------------  ------------  ------------   ----------  ------------  ------------   ------------
-------------------------
NET ASSETS                 $     9,362,491  $  2,982,563  $  3,772,614   $13,898,644 $ 19,282,104  $  1,891,150   $ 13,078,993
                           ===============  ============  ============   ==========  ============  ============   ============
-------------------------


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $     8,283,077
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)                  --
                           ---------------
-------------------------
TOTAL INVESTMENTS                8,283,077
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company              360
                           ---------------
-------------------------
NET ASSETS                 $     8,282,717
                           ===============
-------------------------
PERCENT OF NET ASSETS                 2.74%
                           ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --
 - Unit value              $            --
                           ---------------
                                        --
                           ---------------
VUL--CV Policies:
 - Units in accumulation
   period                          606,187
 - Unit value              $         9.481
                           ---------------
                                 5,747,197
                           ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                            3,245
 - Unit value              $         9.474
                           ---------------
                                    30,740
                           ---------------
VUL--DB Policies:
 - Units in accumulation
   period                          265,277
 - Unit value              $         9.442
                           ---------------
                                 2,504,780
                           ---------------
-------------------------
NET ASSETS                 $     8,282,717
                           ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                            LN
                           LN               GLOBAL           LN               LN               MFS              MFS
                           EQUITY-          ASSET            MONEY            SOCIAL           EMERGING         TOTAL
                           INCOME           ALLOCATION       MARKET           AWARENESS        GROWTH           RETURN
                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $     1,800,052  $       288,308  $    27,139,609  $     1,124,740  $            --  $         --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)                  --               --               --               --       15,049,634     7,292,823
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
TOTAL INVESTMENTS                1,800,052          288,308       27,139,609        1,124,740       15,049,634     7,292,823
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               78               13            1,211               47              639           320
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     1,799,974  $       288,295  $    27,138,398  $     1,124,693  $    15,048,995  $  7,292,503
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
PERCENT OF NET ASSETS                 0.59%            0.10%            8.97%            0.37%            4.97%         2.41%
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                               --               --          393,837               --          248,765       196,114
 - Unit value              $            --  $            --  $        11.409  $            --  $        12.238  $     12.201
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                        --               --        4,492,377               --        3,044,369     2,392,767
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CV Policies:
 - Units in accumulation
   period                          121,395           22,373        1,137,438          104,255          956,542       287,874
 - Unit value              $        10.333  $         9.588  $        11.043  $         9.693  $        10.077  $     11.307
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                 1,254,429          214,515       12,558,140        1,010,563        9,639,092     3,254,998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--CVII Policies:
 - Units in accumulation
   period                              322               95            3,533               95               95           692
 - Unit value              $         9.843  $         9.863  $        10.048  $         9.843  $         9.677  $      9.905
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                     3,168              938           35,503              936              921         6,850
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
VUL--DB Policies:
 - Units in accumulation
   period                           45,688            7,364          929,469           11,004          241,769       136,692
 - Unit value              $        11.871  $         9.891  $        10.817  $        10.287  $         9.780  $     11.982
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
                                   542,377           72,842       10,052,378          113,194        2,364,613     1,637,888
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------
-------------------------
NET ASSETS                 $     1,799,974  $       288,295  $    27,138,398  $     1,124,693  $    15,048,995  $  7,292,503
                           ===============  ===============  ===============  ===============  ===============  ============
-------------------------


                                         NB AMT
                           MFS           MID-CAP
                           UTILITIES     GROWTH
                           SUBACCOUNT    SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $         --  $      --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)        6,119,507  7,082,096
                           ------------  ---------
-------------------------
TOTAL INVESTMENTS             6,119,507  7,082,096
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company           264        298
                           ------------  ---------
-------------------------
NET ASSETS                 $  6,119,243  $7,081,798
                           ============  =========
-------------------------
PERCENT OF NET ASSETS              2.02%      2.34%
                           ============  =========
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                       132,429         --
 - Unit value              $     13.319  $      --
                           ------------  ---------
                              1,763,853         --
                           ------------  ---------
VUL--CV Policies:
 - Units in accumulation
   period                       275,020    458,056
 - Unit value              $     11.584  $  11.943
                           ------------  ---------
                              3,185,944  5,470,552
                           ------------  ---------
VUL--CVII Policies:
 - Units in accumulation
   period                         3,022      5,448
 - Unit value              $      9.197  $  10.083
                           ------------  ---------
                                 27,790     54,926
                           ------------  ---------
VUL--DB Policies:
 - Units in accumulation
   period                        99,682    128,834
 - Unit value              $     11.453  $  12.080
                           ------------  ---------
                              1,141,656  1,556,320
                           ------------  ---------
-------------------------
NET ASSETS                 $  6,119,243  $7,081,798
                           ============  =========
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                         OCC                                                           TEMPLETON
                                         ACCUMULATION  OCC           TEMPLETON        TEMPLETON        INTERNATIONAL
                           NB AMT        GLOBAL        ACCUMULATION  ASSET            INTERNATIONAL    SECURITIES
                           PARTNERS      EQUITY        MANAGED       STRATEGY         SECURITIES       CLASS 2
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $         --  $         --  $         --  $            --  $            --  $            --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)        1,008,984       768,629       919,971          374,124        3,451,004        3,957,714
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
TOTAL INVESTMENTS             1,008,984       768,629       919,971          374,124        3,451,004        3,957,714
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company            44            34            40               16              150              168
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,008,940  $    768,595  $    919,931  $       374,108  $     3,450,854  $     3,957,546
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
PERCENT OF NET ASSETS              0.33%         0.25%         0.30%            0.12%            1.14%            1.31%
                           ============  ============  ============  ===============  ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                            --        65,535        83,062           33,406          330,878               --
 - Unit value              $         --  $     11.728  $     11.075  $        11.199  $        10.429  $            --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                     --       768,595       919,931          374,108        3,450,854               --
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                        73,289            --            --               --               --          311,132
 - Unit value              $      9.412  $         --  $         --  $            --  $            --  $         9.939
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                689,787            --            --               --               --        3,092,213
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                           111            --            --               --               --              114
 - Unit value              $      9.906  $         --  $         --  $            --  $            --  $         9.677
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                  1,097            --            --               --               --            1,104
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                        28,295            --            --               --               --           83,958
 - Unit value              $     11.241  $         --  $         --  $            --  $            --  $        10.294
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
                                318,056            --            --               --               --          864,229
                           ------------  ------------  ------------  ---------------  ---------------  ---------------
-------------------------
NET ASSETS                 $  1,008,940  $    768,595  $    919,931  $       374,108  $     3,450,854  $     3,957,546
                           ============  ============  ============  ===============  ===============  ===============
-------------------------

                                            TEMPLETON
                           TEMPLETON        GROWTH
                           GROWTH           SECURITIES
                           SECURITIES       CLASS 2
                           SUBACCOUNT       SUBACCOUNT
-------------------------
ASSETS
 - Investments at
   Market - Affiliated
   (Cost $78,590,693)      $            --  $            --
 - Investments at
   Market - Unaffiliated
   (Cost $275,187,924)             632,890          618,237
                           ---------------  ---------------
-------------------------
TOTAL INVESTMENTS                  632,890          618,237
 - Liability - Payable to
   The Lincoln National
   Life Insurance Company               28               27
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       632,862  $       618,210
                           ===============  ===============
-------------------------
PERCENT OF NET ASSETS                 0.21%            0.20%
                           ===============  ===============
-------------------------
NET ASSETS ARE
   REPRESENTED BY:
VUL I Policies:
 - Units in accumulation
   period                           50,332               --
 - Unit value              $        12.574  $            --
                           ---------------  ---------------
                                   632,862               --
                           ---------------  ---------------
VUL--CV Policies:
 - Units in accumulation
   period                               --           35,382
 - Unit value              $            --  $        12.201
                           ---------------  ---------------
                                        --          431,713
                           ---------------  ---------------
VUL--CVII Policies:
 - Units in accumulation
   period                               --               68
 - Unit value              $            --  $         9.925
                           ---------------  ---------------
                                        --              674
                           ---------------  ---------------
VUL--DB Policies:
 - Units in accumulation
   period                               --           14,597
 - Unit value              $            --  $        12.730
                           ---------------  ---------------
                                        --          185,823
                           ---------------  ---------------
-------------------------
NET ASSETS                 $       632,862  $       618,210
                           ===============  ===============
-------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                                  CAPITAL         DIVERSIFIED     AIM V.I.        INTERNATIONAL   AIM V.I.
                                                  APPRECIATION    INCOME          GROWTH          EQUITY          VALUE
                                COMBINED          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     11,799,290  $          --   $         --    $           --  $          --   $         --
Mortality and expense
   guarantees:
    VUL I                               (222,120)       (13,151)        (2,312)          (15,123)            --        (24,225)
    VUL--CV                             (632,914)            --             --           (47,420)        (6,400)       (66,562)
    VUL--CVII                               (211)            --             --                (2)            (1)            (1)
    VUL--DB                             (221,426)            --             --           (12,439)        (3,618)       (18,630)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INVESTMENT INCOME (LOSS)          10,722,619        (13,151)        (2,312)          (74,984)       (10,019)      (109,418)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (2,372,033)           705         (5,804)         (319,853)      (143,641)      (221,900)
Net change in unrealized
   appreciation or
   depreciation on investments       (31,636,031)      (571,834)        13,148        (5,521,086)      (223,301)    (1,467,742)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (34,008,064)      (571,129)         7,344        (5,840,939)      (366,942)    (1,689,642)
                                ----------------  --------------  --------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $    (23,285,445) $    (584,280)  $      5,032    $   (5,915,923) $    (376,961)  $ (1,799,060)
                                ================  ==============  ==============  ==============  ==============  ============
------------------------------

                                AFIS
                                GROWTH
                                CLASS 2
                                SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      3,565,182
Mortality and expense
   guarantees:
    VUL I                                     --
    VUL--CV                              (26,156)
    VUL--CVII                                (27)
    VUL--DB                              (14,344)
                                ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           3,524,655
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                           (49,040)
Net change in unrealized
   appreciation or
   depreciation on investments        (4,263,726)
                                ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (4,312,766)
                                ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $       (788,111)
                                ================
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                AFIS            AFIS            BARON           DEUTSCHE        DEUTSCHE          DEUTSCHE
                                GROWTH-         GLOBAL SMALL    CAPITAL         VIT             VIT               VIT
                                INCOME          CAPITALIZATION  ASSET           EAFE            EQUITY 500        SMALL CAP
                                CLASS 2         CLASS 2         12B1            EQUITY INDEX    INDEX             INDEX
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     992,574   $     89,160    $       6,706   $          --   $             --  $          --
Mortality and expense
   guarantees:
    VUL I                                  --             --               --              --            (40,699)            --
    VUL--CV                           (15,646)        (1,891)          (3,863)         (4,909)           (70,469)        (7,603)
    VUL--CVII                             (25)           (22)              (1)             (1)                (1)            (1)
    VUL--DB                            (6,849)        (1,835)            (815)         (1,126)           (10,981)        (1,931)
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          970,054         85,412            2,027          (6,036)          (122,150)        (9,535)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         10,641        (47,573)           6,569         (44,996)          (143,028)         1,805
Net change in unrealized
   appreciation or
   depreciation on investments       (794,306)       (76,248)         149,160        (236,573)        (2,019,684)       192,882
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (783,665)      (123,821)         155,729        (281,569)        (2,162,712)       194,687
                                --------------  --------------  --------------  --------------  ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     186,389   $    (38,409)   $     157,756   $    (287,605)  $     (2,284,862) $     185,152
                                ==============  ==============  ==============  ==============  ================  ==============
------------------------------


                                DGPF            DGPF
                                HIGH YIELD      DEVON
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      79,988   $        2,024
Mortality and expense
   guarantees:
    VUL I                                  --               --
    VUL--CV                            (2,595)          (1,117)
    VUL--CVII                              (1)              (1)
    VUL--DB                              (783)             (28)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           76,609              878
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (12,273)          (1,634)
Net change in unrealized
   appreciation or
   depreciation on investments       (154,029)         (15,339)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (166,302)         (16,973)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (89,693)  $      (16,095)
                                ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                  FIDELITY        FIDELITY
                                DGPF            DGPF                                              VIP             VIP
                                EMERGING        SMALL CAP         DGPF            DGPF            EQUITY-         GROWTH
                                MARKETS         VALUE             REIT            TREND           INCOME          SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $       5,763   $        59,494   $     15,363    $          --   $     328,739   $     107,546
Mortality and expense
   guarantees:
    VUL I                              (1,120)           (8,213)            --           (9,364)        (20,473)             --
    VUL--CV                            (2,939)          (12,594)        (2,132)         (23,909)             --          (3,974)
    VUL--CVII                              (1)               (1)            (1)              (1)             --             (22)
    VUL--DB                              (853)           (3,050)          (675)          (8,586)             --          (3,516)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)              850            35,636         12,555          (41,860)        308,266         100,034
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   Investments                        (11,816)           57,912          1,323         (266,939)         (9,564)        (47,509)
Net change in unrealized
   appreciation or
   depreciation on investments        155,441           438,165         53,128         (524,599)       (363,803)       (227,656)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        143,625           496,077         54,451         (791,538)       (373,367)       (275,165)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     144,475   $       531,713   $     67,006    $    (833,398)  $     (65,101)  $    (175,131)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                FIDELITY
                                VIP             FIDELITY VIP II
                                HIGH INCOME     ASSET
                                SERVICE CLASS   MANAGER
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      74,718   $         48,603
Mortality and expense
   guarantees:
    VUL I                                  --             (3,504)
    VUL--CV                            (1,814)                --
    VUL--CVII                              (1)                --
    VUL--DB                            (1,469)                --
                                --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           71,434             45,099
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   Investments                        (17,197)            (7,088)
Net change in unrealized
   appreciation or
   depreciation on investments       (150,543)           (73,166)
                                --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (167,740)           (80,254)
                                --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS    $     (96,306)  $        (35,155)
                                ==============  ================
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                  FIDELITY VIP III                  JANUS ASPEN
                                FIDELITY VIP II  FIDELITY VIP II  GROWTH            JANUS ASPEN     SERIES
                                CONTRAFUND       INVESTMENT       OPPORTUNITIES     SERIES          WORLDWIDE
                                SERVICE CLASS    GRADE BOND       SERVICE CLASS     BALANCED        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      276,857   $      154,762    $        9,052   $     177,715   $         42,186
Mortality and expense
   guarantees:
    VUL I                                   --          (11,517)               --              --                 --
    VUL--CV                            (26,478)              --           (12,201)        (36,049)           (54,342)
    VUL--CVII                               (2)              --                (1)            (23)                (6)
    VUL--DB                             (6,558)              --            (1,957)        (15,675)           (18,669)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INVESTMENT INCOME (LOSS)           243,819          143,245            (5,107)        125,968            (30,831)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (93,056)           2,683           (88,282)        (69,487)          (218,868)
Net change in unrealized
   appreciation or
   depreciation on investments      (1,042,865)         (56,207)         (254,063)       (569,907)        (2,532,266)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                      (1,135,921)         (53,524)         (342,345)       (639,394)        (2,751,134)
                                --------------   --------------    --------------   --------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (892,102)  $       89,721    $     (347,452)  $    (513,426)  $     (2,781,965)
                                ==============   ==============    ==============   ==============  ================
------------------------------

                                JANUS ASPEN
                                SERIES GLOBAL                   LN
                                TECHNOLOGY      LN              CAPITAL
                                SERVICE CLASS   BOND            APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      11,274   $      59,359   $      660,164
Mortality and expense
   guarantees:
    VUL I                                  --              --               --
    VUL--CV                            (5,138)        (35,034)         (20,916)
    VUL--CVII                              (1)             (2)             (15)
    VUL--DB                            (1,504)         (7,751)          (7,032)
                                --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)            4,631          16,572          632,201
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                        (62,840)         22,202         (200,754)
Net change in unrealized
   appreciation or
   depreciation on investments       (459,313)        289,509       (1,244,084)
                                --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (522,153)        311,711       (1,444,838)
                                --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (517,522)  $     328,283   $     (812,637)
                                ==============  ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                LN              LN                LN              LN              MFS             MFS
                                EQUITY-         GLOBAL ASSET      MONEY           SOCIAL          EMERGING        TOTAL
                                INCOME          ALLOCATION        MARKET          AWARENESS       GROWTH          RETURN
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      72,891   $        17,200   $     619,715   $     260,059   $      902,487  $     328,755
Mortality and expense
   guarantees:
    VUL I                                  --                --         (18,488)             --          (12,474)        (9,152)
    VUL--CV                            (3,931)             (688)        (43,842)         (3,573)         (35,147)        (9,743)
    VUL--CVII                              (1)               (1)            (14)             (1)              (1)            (1)
    VUL--DB                            (1,466)             (189)        (39,769)           (362)          (9,504)        (4,817)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           67,493            16,322         517,602         256,123          845,361        305,042
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (6,578)           (1,615)             --         (13,927)        (254,037)        15,565
Net change in unrealized
   appreciation or
   depreciation on investments       (106,307)          (27,854)             --        (286,548)      (4,597,919)      (332,466)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (112,885)          (29,469)             --        (300,475)      (4,851,956)      (316,901)
                                --------------  ----------------  --------------  --------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (45,392)  $       (13,147)  $     517,602   $     (44,352)  $   (4,006,595) $     (11,859)
                                ==============  ================  ==============  ==============  ==============  ==============
------------------------------

                                                  NB AMT
                                MFS               MID-CAP
                                UTILITIES         GROWTH
                                SUBACCOUNT        SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $        653,004  $           --
Mortality and expense
   guarantees:
    VUL I                                 (7,338)             --
    VUL--CV                              (11,089)        (17,920)
    VUL--CVII                                 (6)            (22)
    VUL--DB                               (4,567)         (5,317)
                                ----------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)             630,004         (23,259)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                           (10,621)        (59,863)
Net change in unrealized
   appreciation or
   depreciation on investments        (1,267,204)       (611,679)
                                ----------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (1,277,825)       (671,542)
                                ----------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $       (647,821) $     (694,801)
                                ================  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                                  TEMPLETON
                                                OCC             OCC             TEMPLETON         TEMPLETON       INTERNATIONAL
                                NB AMT          ACCUMULATION    ACCUMULATION    ASSET             INTERNATIONAL   SECURITIES
                                PARTNERS        GLOBAL EQUITY   MANAGED         STRATEGY          SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $      29,037   $     8,284     $    20,605     $        39,861   $     864,998   $     983,912
Mortality and expense
   guarantees:
    VUL I                                  --        (3,045)         (3,652)             (1,517)        (14,287)             --
    VUL--CV                            (2,329)           --              --                  --              --         (11,053)
    VUL--CVII                              (1)           --              --                  --              --              (1)
    VUL--DB                              (915)           --              --                  --              --          (3,238)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)           25,792         5,239          16,953              38,344         850,711         969,620
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                         (2,651)       (7,942)             39              (3,042)        (29,441)        (21,475)
Net change in unrealized
   appreciation or
   depreciation on investments        (22,549)      (65,639)        (17,534)            (60,600)     (1,163,690)     (1,292,737)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                        (25,200)      (73,581)        (17,495)            (63,642)     (1,193,131)     (1,314,212)
                                --------------  --------------  --------------  ----------------  --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $         592   $   (68,342)    $      (542)    $       (25,298)  $    (342,420)  $    (344,592)
                                ==============  ==============  ==============  ================  ==============  ==============
------------------------------

                                                TEMPLETON
                                TEMPLETON       GROWTH
                                GROWTH          SECURITIES
                                SECURITIES      CLASS 2
                                SUBACCOUNT      SUBACCOUNT
------------------------------
SIX MONTHS ENDED JUNE 30, 2001
NET INVESTMENT INCOME (LOSS):
Dividends                       $     118,615   $      112,638
Mortality and expense
   guarantees:
    VUL I                              (2,466)              --
    VUL--CV                                --           (1,448)
    VUL--CVII                              --               (1)
    VUL--DB                                --             (608)
                                --------------  --------------
------------------------------
NET INVESTMENT INCOME (LOSS)          116,149          110,581
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments                          3,530             (673)
Net change in unrealized
   appreciation or
   depreciation on investments       (123,187)        (109,211)
                                --------------  --------------
------------------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                       (119,657)        (109,884)
                                --------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (3,508)  $          697
                                ==============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                AIM V.I.          AIM V.I.                            AIM V.I.
                                                CAPITAL           DIVERSIFIED       AIM V.I.          INTERNATIONAL
                                                APPRECIATION      INCOME            GROWTH            EQUITY
                                COMBINED        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  262,469,298  $     3,605,846   $       554,882   $     21,179,606  $     1,999,938
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                           10,722,619          (13,151)           (2,312)           (74,984)         (10,019)
 - Net realized gain (loss) on
   investments                      (2,372,033)             705            (5,804)          (319,853)        (143,641)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (31,636,031)        (571,834)           13,148         (5,521,086)        (223,301)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                      (23,285,445)        (584,280)            5,032         (5,915,923)        (376,961)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           126,086,526          399,932            89,938          6,451,240        1,519,887
 - Participant withdrawals         (62,704,082)        (151,931)          (50,460)        (1,722,376)        (307,415)
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                63,382,444          248,001            39,478          4,728,864        1,212,472
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       40,096,999         (336,279)           44,510         (1,187,059)         835,511
                                --------------  ----------------  ----------------  ----------------  ----------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  302,566,297  $     3,269,567   $       599,392   $     19,992,547  $     2,835,449
                                ==============  ================  ================  ================  ================
------------------------------

                                                  AFIS
                                AIM V.I.          GROWTH
                                VALUE             CLASS 2
                                SUBACCOUNT        SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $     27,660,329  $  7,225,221
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                               (109,418)    3,524,655
 - Net realized gain (loss) on
   investments                          (221,900)      (49,040)
 - Net change in unrealized
   appreciation or
   depreciation on investments        (1,467,742)   (4,263,726)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         (1,799,060)     (788,111)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases               5,583,473     8,491,546
 - Participant withdrawals            (2,183,361)     (940,595)
                                ----------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                   3,400,112     7,550,951
                                ----------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                          1,601,052     6,762,840
                                ----------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $     29,261,381  $ 13,988,061
                                ================  ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                AFIS          AFIS            BARON             DEUTSCHE        DEUTSCHE        DEUTSCHE
                                GROWTH-       GLOBAL SMALL    CAPITAL           VIT             VIT             VIT
                                INCOME        CAPITALIZATION  ASSET             EAFE            EQUITY 500      SMALL CAP
                                CLASS 2       CLASS 2         12B1              EQUITY INDEX    INDEX           INDEX
                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  2,429,210   $    771,196   $        992,081  $   1,472,530   $   30,840,024  $  2,152,155
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                            970,054         85,412              2,027         (6,036)        (122,150)       (9,535)
 - Net realized gain (loss) on
   investments                        10,641        (47,573)             6,569        (44,996)        (143,028)        1,805
 - Net change in unrealized
   appreciation or
   depreciation on investments      (794,306)       (76,248)           149,160       (236,573)      (2,019,684)      192,882
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        186,389        (38,409)           157,756       (287,605)      (2,284,862)      185,152
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           6,060,094        721,299            489,189        669,149        7,247,471     1,023,006
 - Participant withdrawals          (401,299)      (134,725)          (140,055)      (183,835)      (2,035,209)     (306,555)
                                ------------   ------------   ----------------  --------------  --------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                    5,658,795        586,574            349,134        485,314        5,212,262       716,451
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      5,845,184        548,165            506,890        197,709        2,927,400       901,603
                                ------------   ------------   ----------------  --------------  --------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  8,274,394   $  1,319,361   $      1,498,971  $   1,670,239   $   33,767,424  $  3,053,758
                                ============   ============   ================  ==============  ==============  ============
------------------------------


                                DGPF        DGPF
                                HIGH YIELD  DEVON
                                SUBACCOUNT  SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                          $628,147   $    300,741
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                          76,609            878
 - Net realized gain (loss) on
   investments                    (12,273)        (1,634)
 - Net change in unrealized
   appreciation or
   depreciation on investments   (154,029)       (15,339)
                                 --------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                     (89,693)       (16,095)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases          536,701         41,938
 - Participant withdrawals       (110,149)       (14,275)
                                 --------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                   426,552         27,663
                                 --------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     336,859         11,568
                                 --------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001      $965,006   $    312,309
                                 ========   ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                        FIDELITY        FIDELITY
                                DGPF          DGPF                                      VIP             VIP
                                EMERGING      SMALL CAP     DGPF          DGPF          EQUITY-         GROWTH
                                MARKETS       VALUE         REIT          TREND         INCOME          SERVICE CLASS
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $1,137,181    $  5,484,045  $    439,627  $ 11,321,527  $    5,181,284  $  1,129,092
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                              850          35,636        12,555       (41,860)        308,266       100,034
 - Net realized gain (loss) on
   investments                     (11,816)         57,912         1,323      (266,939)         (9,564)      (47,509)
 - Net change in unrealized
   appreciation or
   depreciation on investments     155,441         438,165        53,128      (524,599)       (363,803)     (227,656)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS       144,475         531,713        67,006      (833,398)        (65,101)     (175,131)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           270,738       1,612,780       655,660     3,039,474         441,693     1,460,993
 - Participant withdrawals        (139,134)       (427,069)      (81,035)   (1,152,053)       (351,969)     (211,192)
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               131,604       1,185,711       574,625     1,887,421          89,724     1,249,801
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      276,079       1,717,424       641,631     1,054,023          24,623     1,074,670
                                ----------    ------------  ------------  ------------  --------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $1,413,260    $  7,201,469  $  1,081,258  $ 12,375,550  $    5,205,907  $  2,203,762
                                ==========    ============  ============  ============  ==============  ============
------------------------------

                                FIDELITY
                                VIP            FIDELITY
                                HIGH           VIP II
                                INCOME         ASSET
                                SERVICE CLASS  MANAGER
                                SUBACCOUNT     SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    462,930   $      907,283
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             71,434           45,099
 - Net realized gain (loss) on
   investments                       (17,197)          (7,088)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (150,543)         (73,166)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (96,306)         (35,155)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             909,034          103,443
 - Participant withdrawals           (84,010)         (66,208)
                                ------------   --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 825,024           37,235
                                ------------   --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        728,718            2,080
                                ------------   --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  1,191,648   $      909,363
                                ============   ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                               FIDELITY                       JANUS        JANUS
                                  FIDELITY       FIDELITY      VIP III        JANUS           ASPEN        ASPEN
                                  VIP II         VIP II        GROWTH         ASPEN           SERIES       SERIES GLOBAL
                                  CONTRAFUND     INVESTMENT    OPPORTUNITIES  SERIES          WORLDWIDE    TECHNOLOGY
                                  SERVICE CLASS  GRADE BOND    SERVICE CLASS  BALANCED        GROWTH       SERVICE CLASS
                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $  8,215,270   $  2,788,749  $  3,742,978   $   12,165,119  $ 17,576,919 $    821,308
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                              243,819        143,245        (5,107)         125,968       (30,831)        4,631
 - Net realized gain (loss) on
   investments                         (93,056)         2,683       (88,282)         (69,487)     (218,868)      (62,840)
 - Net change in unrealized
   appreciation or
   depreciation on investments      (1,042,865)       (56,207)     (254,063)        (569,907)   (2,532,266)     (459,313)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS          (892,102)        89,721      (347,452)        (513,426)   (2,781,965)     (517,522)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             2,836,869        269,360       781,035        3,458,022     6,187,715    1,757,181
 - Participant withdrawals            (797,546)      (165,267)     (403,947)      (1,211,071)   (1,700,565)     (169,817)
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 2,039,323        104,093       377,088        2,246,951     4,487,150    1,587,364
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        1,147,221        193,814        29,636        1,733,525     1,705,185    1,069,842
                                  ------------   ------------  ------------   --------------  ------------ ------------
------------------------------
NET ASSETS AT JUNE 30, 2001       $  9,362,491   $  2,982,563  $  3,772,614   $   13,898,644  $ 19,282,104 $  1,891,150
                                  ============   ============  ============   ==============  ============ ============
------------------------------


                                              LN
                                LN            CAPITAL
                                BOND          APPRECIATION
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  9,772,955  $  6,312,119
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             16,572       632,201
 - Net realized gain (loss) on
   investments                        22,202      (200,754)
 - Net change in unrealized
   appreciation or
   depreciation on investments       289,509    (1,244,084)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         328,283      (812,637)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           3,904,568     3,392,332
 - Participant withdrawals          (926,813)     (609,097)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               2,977,755     2,783,235
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                      3,306,038     1,970,598
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $ 13,078,993  $  8,282,717
                                ============  ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                              LN
                                LN            GLOBAL            LN            LN            MFS           MFS
                                EQUITY-       ASSET             MONEY         SOCIAL        EMERGING      TOTAL
                                INCOME        ALLOCATION        MARKET        AWARENESS     GROWTH        RETURN
                                SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $    853,840  $     204,176     $ 29,320,521  $    993,040  $ 15,798,263  $    4,572,494
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                             67,493         16,322          517,602       256,123       845,361         305,042
 - Net realized gain (loss) on
   investments                        (6,578)        (1,615)              --       (13,927)     (254,037)         15,565
 - Net change in unrealized
   appreciation or
   depreciation on investments      (106,307)       (27,854)              --      (286,548)   (4,597,919)       (332,466)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (45,392)       (13,147)         517,602       (44,352)   (4,006,595)        (11,859)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           1,141,632        120,033       38,697,461       253,469     4,514,043       3,236,556
 - Participant withdrawals          (150,106)       (22,767)     (41,397,186)      (77,464)   (1,256,716)       (504,688)
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 991,526         97,266       (2,699,725)      176,005     3,257,327       2,731,868
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        946,134         84,119       (2,182,123)      131,653      (749,268)      2,720,009
                                ------------  --------------    ------------  ------------  ------------  --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  1,799,974  $     288,295     $ 27,138,398  $  1,124,693  $ 15,048,995  $    7,292,503
                                ============  ==============    ============  ============  ============  ==============
------------------------------


                                              NB AMT
                                MFS           MID-CAP
                                UTILITIES     GROWTH
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $  5,566,448  $  4,748,019
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                            630,004       (23,259)
 - Net realized gain (loss) on
   investments                       (10,621)      (59,863)
 - Net change in unrealized
   appreciation or
   depreciation on investments    (1,267,204)     (611,679)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS        (647,821)     (694,801)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases           1,722,290     3,635,852
 - Participant withdrawals          (521,674)     (607,272)
                                ------------  ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS               1,200,616     3,028,580
                                ------------  ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        552,795     2,333,779
                                ------------  ------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $  6,119,243  $  7,081,798
                                ============  ============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                  OCC                                                              TEMPLETON
                                                  ACCUMULATION    OCC             TEMPLETON         TEMPLETON      INTERNATIONAL
                                  NB AMT          GLOBAL          ACCUMULATION    ASSET             INTERNATIONAL  SECURITIES
                                  PARTNERS        EQUITY          MANAGED         STRATEGY          SECURITIES     CLASS 2
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31,
   2000                           $      630,928  $   808,453     $   889,943     $     389,441     $  3,812,973   $  3,584,026
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                                 25,792        5,239          16,953            38,344          850,711        969,620
 - Net realized gain (loss) on
   investments                            (2,651)      (7,942)             39            (3,042)         (29,441)       (21,475)
 - Net change in unrealized
   appreciation or
   depreciation on investments           (22,549)     (65,639)        (17,534)          (60,600)      (1,163,690)    (1,292,737)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS                 592      (68,342)           (542)          (25,298)        (342,420)      (344,592)
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases                 474,170      112,192          82,754            35,414          300,591      1,023,722
 - Participant withdrawals               (96,750)     (83,708)        (52,224)          (25,449)        (320,290)      (305,610)
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                     377,420       28,484          30,530             9,965          (19,699)       718,112
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                            378,012      (39,858)         29,988           (15,333)        (362,119)       373,520
                                  --------------  --------------  --------------  --------------    ------------   ------------
------------------------------
NET ASSETS AT JUNE 30, 2001       $    1,008,940  $   768,595     $   919,931     $     374,108     $  3,450,854   $  3,957,546
                                  ==============  ==============  ==============  ==============    ============   ============
------------------------------

                                              TEMPLETON
                                TEMPLETON     GROWTH
                                GROWTH        SECURITIES
                                SECURITIES    CLASS 2
                                SUBACCOUNT    SUBACCOUNT
------------------------------
NET ASSETS AT DECEMBER 31,
   2000                         $   621,280   $      405,161
------------------------------
CHANGES FROM OPERATIONS:
 - Net investment income
   (loss)                           116,149          110,581
 - Net realized gain (loss) on
   investments                        3,530             (673)
 - Net change in unrealized
   appreciation or
   depreciation on investments     (123,187)        (109,211)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS
   RESULTING FROM OPERATIONS         (3,508)             697
------------------------------
CHANGE FROM UNIT TRANSACTIONS:
 - Participant purchases             58,482          272,105
 - Participant withdrawals          (43,392)         (59,753)
                                ------------  --------------
------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   UNIT TRANSACTIONS                 15,090          212,352
                                ------------  --------------
------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        11,582          213,049
                                ------------  --------------
------------------------------
NET ASSETS AT JUNE 30, 2001     $   632,862   $      618,210
                                ============  ==============
------------------------------

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of four variable universal life
   (VUL) products which are listed below.

     -  VUL I

     -  VUL-CV

     -  VUL-CV II

     -  VUL-DB

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the financial statements and notes as of December 31, 2000 included in this registration statement.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                          (JUNE 30, 2001 - UNAUDITED)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30
                                                              2001        2000
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,169.3   $22,358.3
------------------------------------------------------------
Preferred stocks                                                  296.7       255.0
------------------------------------------------------------
Unaffiliated common stocks                                        114.7       163.7
------------------------------------------------------------
Affiliated common stocks                                          742.4       657.9
------------------------------------------------------------
Mortgage loans on real estate                                   4,072.6     4,226.7
------------------------------------------------------------
Real estate                                                       293.1       279.5
------------------------------------------------------------
Policy loans                                                    1,714.0     1,676.7
------------------------------------------------------------
Other investments                                                 525.0       487.3
------------------------------------------------------------
Cash and short-term investments                                   955.7     1,111.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     30,883.5    31,216.7
------------------------------------------------------------
Premiums and fees in course of collection                         232.0       198.3
------------------------------------------------------------
Accrued investment income                                         475.7       446.4
------------------------------------------------------------
Reinsurance recoverable                                           186.4       135.0
------------------------------------------------------------
Funds withheld by ceding companies                                104.3        71.7
------------------------------------------------------------
Federal and foreign income taxes recoverable from parent co.      192.0       111.1
------------------------------------------------------------
Company owned policies and contracts                              340.7       179.5
------------------------------------------------------------
Goodwill                                                           35.8        40.8
------------------------------------------------------------
Other admitted assets                                             113.8        61.1
------------------------------------------------------------
Separate account assets                                        41,040.1    47,854.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $27,826.0   $12,411.7
------------------------------------------------------------
Other policyholder funds                                          101.1    15,613.3
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       671.0       803.2
------------------------------------------------------------
Funds held under reinsurance treaties                           1,122.5       832.2
------------------------------------------------------------
Asset valuation reserve                                           487.0       520.8
------------------------------------------------------------
Interest maintenance reserve                                       24.6        35.5
------------------------------------------------------------
Other liabilities                                                 651.3       491.2
------------------------------------------------------------
Net transfers due from separate accounts                         (977.7)     (900.0)
------------------------------------------------------------
Separate account liabilities                                   41,039.2    47,854.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              70,945.0    77,662.3
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding--10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     2,006.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (621.8)     (628.4)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,659.3     2,652.7
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $73,604.3   $80,315.0
------------------------------------------------------------  =========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,279.8   $3,970.6
------------------------------------------------------------
Net investment income                                          1,070.5    1,077.1
------------------------------------------------------------
Amortization of the interest maintenance reserve                   8.2       11.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          196.0      316.9
------------------------------------------------------------
Expense charges on deposit funds                                  36.7       78.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     294.0      290.2
------------------------------------------------------------
Other income                                                      88.3       30.1
------------------------------------------------------------  --------   --------
Total revenues                                                 4,973.5    5,775.6
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,605.4    4,176.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses            3.5    1,227.3
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    4,608.9    5,403.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      364.6      372.2
------------------------------------------------------------
Dividends to policyholders                                        36.5       38.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 328.1      333.8
------------------------------------------------------------
Federal and foreign income taxes                                  40.9       27.7
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      287.2      306.1
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                             (109.4)     (14.4)
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  177.8   $  291.7
------------------------------------------------------------  ========   ========

See accompanying notes.                                                      F-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2001       2000
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,679.1   $2,526.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       177.8      291.7
------------------------------------------------------------
Difference in cost and admitted investment amounts              (123.4)      22.2
------------------------------------------------------------
Nonadmitted assets                                               160.9       (7.3)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (3.6)      (4.0)
------------------------------------------------------------
Asset valuation reserve                                           37.7      (29.9)
------------------------------------------------------------
Cumulative Effect of changes in accounting principles             (4.2)       0.0
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                         0.0       63.5
------------------------------------------------------------
Dividends to shareholder                                        (265.0)    (210.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,659.3   $2,652.7
------------------------------------------------------------  ========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2001         2000
                                                              ----------   ----------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,726.8    $ 3,821.2
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                  53.7        451.8
------------------------------------------------------------
Investment income received                                        977.2      1,048.5
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      294.0        290.2
------------------------------------------------------------
Benefits paid                                                  (4,602.8)    (4,965.8)
------------------------------------------------------------
Insurance expenses paid                                          (603.6)    (1,050.0)
------------------------------------------------------------
Federal income taxes recovered (paid)                            (135.9)       (80.1)
------------------------------------------------------------
Dividends to policyholders                                        (39.8)       (39.4)
------------------------------------------------------------
Other income received and expenses paid, net                      300.4        (72.3)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities               (30.0)      (595.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      4,082.4      2,209.0
------------------------------------------------------------
Purchase of investments                                        (4,447.2)    (1,691.5)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             347.1        132.3
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               (17.7)       649.8
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                     0.0         63.5
------------------------------------------------------------
Repayment of borrowings from shareholder                         (180.0)      (205.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (265.0)      (210.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (445.0)      (351.5)
------------------------------------------------------------
Net increase (decrease) in cash and short-term investments       (492.7)      (297.6)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,448.4      1,409.2
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $   955.7    $ 1,414.6
------------------------------------------------------------  =========    =========

See accompanying notes.                                                      F-5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENT -- STATUTORY BASIS
(UNAUDITED)

--------------------------------------------------------------------------------
1. BASIS OF PRESENTATION

The accompanying financial statements of Lincoln National Life Insurance Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners, except to the extent that Indiana State law differs, and except that these financial statements do not contain complete notes.

The Indiana Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of Indiana for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Indiana Insurance Law. The company's financial statements for June 30, 2001 were completed following the National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures manual, version effective January 1, 2001, (NAIC SAP). The NAIC SAP has been adopted as a component of prescribed or permitted practices by the state of Indiana. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Accounting changes adopted to conform to the provisions of the NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus), of approximately $4,160,000 as of January 1, 2001.

These financial statements are unaudited. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2001. For further information, refer to the statutory-basis financial statements and notes as of December 31, 2000, 1999, and 1998 included in this registration statement.

--------------------------------------------------------------------------------
2. SUBSEQUENT EVENTS

As of the date of this Prospectus, LNC is a party to an agreement for the sale of its life reinsurance business to Swiss Re Life & Health America Inc. (Swiss
Re). This sale will include the indemnity reinsurance by Swiss Re of a block of reinsurance business written on Lincoln Life paper. The transaction also includes a sale by Lincoln Life to Swiss Re of four wholly-owned subsidiaries:
Lincoln National Reassurance Company and Lincoln National Health & Casualty Insurance Company, Indiana Insurance companies; Special Pooled Risk Administrators, Inc., a New Jersey company; and Lincoln Re S.A., an Argentinean corporation. The sale should be completed by December 31, 2001.

                                    PART II
                        FEES AND CHARGES REPRESENTATION

    Lincoln Life represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

           Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 4 to the Registration Statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       Prospectus One consisting of 111 pages (and is incorporated by reference) and Prospectus Two consisting of 135 pages.
       The undertaking to file reports;
       The signatures;
       Written consents of the following persons:
           Robert A. Picarello, Esq.
           Vaughn W. Robbins, FSA
           Ernst & Young, LLP

1.        The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Not applicable.
     (3)  (a)       Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial
                    Advisors Corp.(6)
          (b)       Commission Schedule for Variable Life Policies.(3)
     (4)  Not applicable.
     (5)  (a)       Proposed Form of Policy LN 680(5)
          (b)       Proposed Form of Application(2)
          (c)       Riders.(2)
          (d)       Coverage Protection Benefit - Policy Form LR656(7)
          (e)       Death Benefit Option 3 - Policy Form B10424(7)
          (f)       Accounting Value Rider - Policy Form LR500(7)
          (g)       Change of Insured Rider - Policy Form LR496(7)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Not applicable.
     (8)  Fund Participation Agreements.
          Forms of Agreements between The Lincoln National Life Insurance Company and amendments thereto:
          (a)       AIM Variable Insurance Funds(7)
          (b)       Alliance Variable Products Series Fund, Inc.(8)
          (c)       American Funds Insurance Series(7)
          (d)       Baron Capital Funds Trust(7)
          (e)       BT Insurance Funds Trust.(7)
          (f)       Delaware Group Premium Fund(7)
          (g)       Fidelity Variable Insurance Products Fund.(7)
          (h)       Franklin Templeton Variable Products Series Fund.(7)
          (i)       Janus Aspen Series(7)
          (j)       Lincoln National Funds(7)
          (k)       MFS-Registered Trademark- Variable Insurance Trust.(7)
          (l)       Neuberger & Berman Advisers Management Trust(7)
          (m)       Putnam Variable Trust(8)
     (9)  Services Agreement between The Lincoln National Life Insurance Co. and Delaware Management Co.(4)
    (10)  See Exhibit 1.(3)
2.        See Exhibit 1.(3)
3.        Opinion and Consent of Robert A. Picarello, Esq.
4.        Not applicable.
5.        Not applicable.
6.        Opinion and consent of Vaughn Robbins, F.S.A.
7.        Consent of Ernst & Young LLP, Independent Auditors.
8.        Not applicable.


------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
(4) Incorporated by reference to Registration Statement on Form S-6 (File No. 33-40745) filed on November 21, 1997.
(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-82663) filed on July 12, 1999.
(6) Incorporated by reference to Post-Effective Amendment No.1 to Registration Statement on Form S-6 (File No. 333-82663) filed on April 13, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed April 12, 2001.


(8) Incorporated by reference to Pre-effective Amendment No. 1 on Form N-4 (File No. 333-52572) filed on August 1, 2001.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-82663), has caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 17th day of August, 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                     LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                     ACCOUNT M
                                     (REGISTRANT)
                                     by:              /s/ GARY W. PARKER
                                       -----------------------------------------

                                                  Gary W. Parker
                                              SENIOR VICE PRESIDENT
                                       THE LINCOLN NATIONAL LIFE INSURANCE
                                                    COMPANY


                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (DEPOSITOR)

                                     By:              /s/ GARY W. PARKER
                                       -----------------------------------------
                                                  Gary W. Parker
                                              SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-82663) has been signed below on August 17, 2001 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Chief Executive Officer
   -------------------------------------------      of Life Insurance,
                  John H. Gotta                     Senior Vice President,
                                                    Assistant Secretary,
                                                    and Director

              /s/ LORRY J. STENSRUD*                Chief Executive Officer
   -------------------------------------------      of Annuities,
                Lorry J. Stensrud                   Executive Vice President
                                                    and Director

             /s/ LAWRENCE T. ROWLAND*               Executive Vice President
   -------------------------------------------      and Director
               Lawrence T. Rowland

                /s/ JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director
                                                    (Principal Financial
                                                    Officer)

                /s/ SEE YENG QUEK*                  Chief Investment Officer
   -------------------------------------------      and Director
                  See Yeng Quek

             /s/ C. E. HALDEMAN, JR.*               Director
   -------------------------------------------
             Charles E. Haldeman, Jr.

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan




*By            /s/ Gary W. Parker
   ----------------------------------------
   Gary W. Parker, pursuant to a Power of Attorney
    filed with this Post-Effective Amendment No. 4
          to the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ JON A. BOSCIA                 President and Director
   --------------------------------------
                Jon A. Boscia

              /s/ JOHN H. GOTTA                 Chief Executive Officer
   --------------------------------------      of Life Insurance, Senior
                John H. Gotta                  Vice President, Assistant
                                                Secretary, and Director

            /s/ STEPHEN H. LEWIS*              Interim Chief Executive
   --------------------------------------      Officer of Annuities,
              Stephen H. Lewis                 Senior Vice President and
                                               Director

           /s/ Richard C. Vaughan              Director
   --------------------------------------
             Richard C. Vaughan

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               * Subscribed and sworn to
                                               before me this 28th day
                                               of January, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public

                                               Commission Expires:
                                               7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ LAWRENCE T. ROWLAND             Executive Vice President
   --------------------------------------      and Director
             Lawrence T. Rowland

              /s/ KEITH J. RYAN                Vice President,
   --------------------------------------      Controller and Chief
                Keith J. Ryan                  Accounting Officer

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               31st day of January, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------

                                               Notary Public

                                               Commission Expires:
                                               7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
            /s/ Lorry J. Stensrud              Chief Executive Officer
   --------------------------------------      of Annuities,
              Lorry J. Stensrud                Executive Vice President
                                               and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public

                                               Commission
                                               Expires: 2/29/08
              /s/ Janet Chrzan                 Senior Vice President,
   --------------------------------------      Chief Financial
                Janet Chrzan                   Officer and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000
                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public
                                               Commission
                                               Expires: 7/10/01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
           /s/ C. E. Haldeman, Jr.                     Director
   --------------------------------------
          Charles E. Haldeman, Jr.


                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 3rd day of August 2001.



                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ SEE YENG QUEK
     --------------------------------------       Chief Investment Officer and Director
                 See Yeng Quek